    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017.

                                                             FILE NO. 333-114404

                                                                       811-21433

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                        POST-EFFECTIVE AMENDMENT NO. 22
                                TO THE FORM S-6

                                  ------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                  FORM N-8B-2

A.  Exact name of trust: Hartford Life Insurance Company Separate Account Twelve

B.  Name of depositor: Hartford Life Insurance Company

C.  Complete address of depositor's principal executive offices:

    P.O. Box 2999
    Hartford, CT 06104-2999

D.  Name and complete address of agent for service:

    Christopher M. Grinnell, Esq.
    Massachusetts Mutual Life Insurance Company
    1295 State Street
    Springfield, Massachusetts 01111

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

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                                     PART I

GROUP VARIABLE FUNDING AGREEMENTS
SEPARATE ACCOUNT TWELVE
HARTFORD LIFE INSURANCE COMPANY
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY


        This Prospectus describes information you should know before you purchase or become a Participant under a group variable funding agreement (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Settlement Option on a single or installment payment basis.

        Hartford Life Insurance Company issues the Contracts for use as an investment vehicle for certain employee retirement or welfare benefit plans and certain other plans or programs.

        You or Participants allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of our Separate Account that we establish to keep your Contract assets separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the underlying Funds see the section entitled "The Funds".

        The underlying Funds are retail mutual funds that are available to the public. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        You or Participants may also allocate some or all of your Contributions to the General Account option which pays interest at a rate that is guaranteed for a certain period of time. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC"). Amounts allocated to the General Account option are not segregated from our company assets like the assets of the Separate Account.

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records.

        Although we file the Prospectus with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus can also be obtained from the SEC's website (http://www.sec.gov).

        This Contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency

        This Contract is not available for sale in all states.




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2017

                                 TABLE OF CONTENTS


SECTION                                                                                                               PAGE
------------------------------------------------------------------------------------------------------------------  ------
DEFINITIONS.......................................................................................................      3
FEE TABLES........................................................................................................      4
SUMMARY...........................................................................................................      8
PERFORMANCE RELATED INFORMATION...................................................................................      9
HARTFORD LIFE INSURANCE COMPANY...................................................................................     10
THE SEPARATE ACCOUNT..............................................................................................     10
THE FUNDS.........................................................................................................     10
GENERAL ACCOUNT OPTION............................................................................................     14
CONTRACT CHARGES..................................................................................................     15
   Contingent Deferred Sales Charge...............................................................................     15
   Installation Charge............................................................................................     15
   Annual Maintenance Fee.........................................................................................     15
   Program and Administrative Charge..............................................................................     16
   Premium Taxes..................................................................................................     16
   Charges Against the Funds......................................................................................     16
   Plan Related Expenses..........................................................................................     16
THE CONTRACTS.....................................................................................................     16
   The Contracts Offered..........................................................................................     16
   Pricing and Crediting of Contributions.........................................................................     17
   May I make changes in the amounts of my Contribution?..........................................................     17
   Can you transfer from one Sub-Account to another?..............................................................     17
   What is a Sub-Account Transfer?................................................................................     17
   What Happens When you Request a Sub-Account Transfer?..........................................................     17
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?....................................     17
   Fund Trading Policies..........................................................................................     18
   How are you affected by frequent Sub-Account Transfers?........................................................     19
   General Account Option Transfers...............................................................................     19
   Telephone and Internet Transfers...............................................................................     20
   How do I know what a Participant Account is worth?.............................................................     20
   How are the underlying Fund shares valued?.....................................................................     21
SURRENDERS........................................................................................................     21
   Full Surrenders................................................................................................     21
   Partial Surrenders.............................................................................................     21
   Settlement Options.............................................................................................     22
   How do I request a Surrender?..................................................................................     22
FEDERAL TAX CONSIDERATIONS........................................................................................     22
   A. General.....................................................................................................     22
   B. Hartford and the Separate Account...........................................................................     22
   C. Contract Purchases by Foreign Entities......................................................................     22
MORE INFORMATION..................................................................................................     23
   Can a Contract be modified?....................................................................................     23
   Can Hartford waive any rights under a Contract?................................................................     23
   How Contracts Are Sold.........................................................................................     23
   Are there any material legal proceedings affecting the Separate Account?.......................................     24
   How may I get additional information?..........................................................................     25
GENERAL INFORMATION...............................................................................................     25
   Safekeeping of Assets..........................................................................................     25
   Experts........................................................................................................     25
   Non-Participating..............................................................................................     25
   Principal Underwriter..........................................................................................     25
   Additional Payments............................................................................................     26
PERFORMANCE RELATED INFORMATION...................................................................................     26
   Total Return for all Sub-Accounts..............................................................................     26
   Yield for Sub-Accounts.........................................................................................     26
   Money Market Sub-Accounts......................................................................................     26
   Additional Materials...........................................................................................     27
   Performance Comparisons........................................................................................     27
   Separate Account Financials....................................................................................   SA-1
   Company Financials.............................................................................................    F-1

                                 DEFINITIONS

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER OR YOU:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTIONS: Amounts paid to us by the Contract Owner for investment in a Contract.

EMPLOYER: An employer maintaining a retirement or welfare benefit plan or similar plan or program for its employees.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

INVESTMENT CHOICE:  Any of the Sub-Accounts or the General Account option.

PARTICIPANT: Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which General Account values and Sub-Account Accumulation Units are allocated on behalf of a Participant.

PLAN: An employee benefit plan or similar program that invests in a Contract.

PLAN RELATED EXPENSE: Amounts that you Surrender to pay certain administrative expenses or other Plan related expenses including, fees paid to consultants, auditors, third party administrators and other Plan services providers. Upon our request, you must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

PREMIUM TAX: The tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

SURRENDER VALUE: The amount we pay you if you terminate your Contract. The Surrender Value is equal to the Contract value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                 FEE TABLES

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU MAKE CONTRIBUTIONS TO THE CONTRACT OR UPON SURRENDER.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Contributions)...........................................       None
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (1)
      During the First Contract Year...........................................................................         5%
      During the Second Contract Year..........................................................................         4%
      During the Third Contract Year...........................................................................         3%
      During the Fourth Contract Year..........................................................................         2%
      During the Fifth Contract Year...........................................................................         1%
      During the Sixth Contract Year and after.................................................................         0%
Installation Charge (2)........................................................................................   $  1,000

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)...........................................................................    $   30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Program and Administrative Charge...............................................................     0.50%
     Total Separate Account Annual Expenses..........................................................     0.50%

      THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.71%       1.40%
-----------------------------------------------------------------------------------------------------------------



      The BlackRock LifePath(R) Dynamic Retirement Funds are referred to as "fund of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested.




-----------
(1) The Contingent Deferred Sales Charge applies to amounts Surrendered during the first five Contract Years. We do not assess a Contingent Deferred Sales Charge on Benefit Payments or Plan Related Expenses.

(2) We may charge a one-time Installation Charge of up to $1,000 when you purchase your Contract. This charge is for establishing your initial Participant Accounts on our recordkeeping system. We currently waive the Installation Charge.

(3) We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from each Investment Choice in a Participant Account.

      THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.


                       ANNUAL FUND OPERATING EXPENSES
                          AS OF THE FUND'S YEAR END
                (As a percentage of average daily net assets)


                                                       DISTRIBUTION              ACQUIRED       TOTAL       CONTRACTUAL
                                                          AND/OR                   FUND        ANNUAL       FEE WAIVER
                                        MANAGEMENT    SERVICE(12b-1)    OTHER    FEES AND     OPERATING   AND/OR EXPENSE
UNDERLYING FUND:                           FEES            FEES       EXPENSES   EXPENSES     EXPENSES     REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AB International
   Value Fund -- Class A                 0.750%          0.250%       0.400%       N/A        1.400%           N/A
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American Century U.S. Government
   Money Market Fund -- Class A          0.450%          0.250%       0.010%       N/A        0.710%           N/A
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American Funds The Growth Fund of
   America(R) -- Class R3                0.270%          0.500%       0.210%       N/A        0.980%           N/A
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BlackRock LifePath(R) Dynamic 2020
   Fund -- Investor A Shares             0.350%          0.250%       0.360%     0.270%       1.230%         0.310%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic 2030
   Fund -- Investor A Shares             0.350%          0.250%       0.360%     0.270%       1.230%         0.310%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic 2040
   Fund -- Investor A Shares             0.350%          0.250%       0.360%     0.270%       1.230%         0.310%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic
   Retirement Fund -- Investor A
   Shares                                0.350%          0.250%       0.360%     0.270%       1.230%         0.310%
------------------------------------------------------------------------------------------------------------------------------------
Calvert Equity Portfolio -- Class A      0.620%          0.250%       0.200%     0.020%       1.090%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund --
   Class A                               0.690%          0.250%       0.220%       N/A        1.160%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Large Cap Value
   Fund -- Class A                       0.750%          0.250%       0.260%       N/A        1.260%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Fund -- Class A         0.370%          0.250%       0.230%     0.010%       0.860%         0.010%
------------------------------------------------------------------------------------------------------------------------------------
Invesco Equity and Income Fund --
   Class A                               0.350%          0.250%       0.200%     0.010%       0.810%         0.010%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities
   Fund -- Class A                       0.710%          0.250%       0.190%       N/A        1.150%           N/A
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -- Class A       0.600%          0.250%       0.010%       N/A        0.860%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Victory Diversified Stock Fund --
   Class A                               0.630%          0.250%       0.210%       N/A        1.090%           N/A
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Growth Opportunities
   Fund -- Class A                       0.710%          0.250%       0.160%       N/A        1.120%           N/A
------------------------------------------------------------------------------------------------------------------------------------
The Hartford SmallCap Growth
   Fund -- Class A                       0.710%          0.250%       0.250%     0.010%       1.220%           N/A
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Hartford Global Equity Income
   Fund -- Class A                       0.750%          0.250%       0.330%       N/A        1.330%         0.080%
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Balanced Fund -- Class A    0.670%          0.250%       0.230%       N/A        1.150%           N/A
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Capital Appreciation
   Fund -- Class A                       0.660%          0.250%       0.180%       N/A        1.090%           N/A
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Dividend and Growth
   Fund -- Class A                       0.610%          0.250%       0.160%       N/A        1.020%           N/A
------------------------------------------------------------------------------------------------------------------------------------


                                         TOTAL ANNUAL
                                        FUND OPERATING
                                        EXPENSES AFTER
UNDERLYING FUND:                          FEE WAIVER
------------------------------------------------------------------------------------------------------------------------------------
AB International
   Value Fund -- Class A                   1.400%
------------------------------------------------------------------------------------------------------------------------------------
American Century U.S. Government
   Money Market Fund -- Class A            0.710%
------------------------------------------------------------------------------------------------------------------------------------
American Funds The Growth Fund of
   America(R) -- Class R3                  0.980%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic 2020
   Fund -- Investor A Shares               0.920%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic 2030
   Fund -- Investor A Shares               0.920%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic 2040
   Fund -- Investor A Shares               0.920%
------------------------------------------------------------------------------------------------------------------------------------
BlackRock LifePath(R) Dynamic
   Retirement Fund -- Investor A
   Shares                                  0.920%
------------------------------------------------------------------------------------------------------------------------------------
Calvert Equity Portfolio -- Class A        1.090%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund --
   Class A                                 1.160%
------------------------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Large Cap Value
   Fund -- Class A                         1.260%(1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Fund -- Class A           0.850%
------------------------------------------------------------------------------------------------------------------------------------
Invesco Equity and Income Fund --
   Class A                                 0.800%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities
   Fund -- Class A                         1.150%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -- Class A         0.860%
------------------------------------------------------------------------------------------------------------------------------------
Victory Diversified Stock Fund --
   Class A                                 1.090%(2)
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Growth Opportunities
   Fund -- Class A                         1.120%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford SmallCap Growth
   Fund -- Class A                         1.220%(3)
------------------------------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Hartford Global Equity Income
   Fund -- Class A                         1.250%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Balanced Fund -- Class A      1.150%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Capital Appreciation
   Fund -- Class A                         1.090%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Dividend and Growth
   Fund -- Class A                         1.020%(3)
------------------------------------------------------------------------------------------------------------------------------------


                                                   DISTRIBUTION             ACQUIRED      TOTAL      CONTRACTUAL      TOTAL ANNUAL
                                                      AND/OR                  FUND       ANNUAL      FEE WAIVER      FUND OPERATING
                                     MANAGEMENT   SERVICE(12b-1)    OTHER   FEES AND    OPERATING  AND/OR EXPENSE    EXPENSES AFTER
UNDERLYING FUND:                        FEES           FEES       EXPENSES  EXPENSES    EXPENSES    REIMBURSEMENT      FEE WAIVER
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Healthcare Fund --
   Class A                            0.850%         0.250%       0.180%    0.010%      1.290%          N/A             1.290%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford International
   Opportunities Fund -- Class A      0.680%         0.250%       0.260%    0.010%      1.200%          N/A             1.200%(3)
------------------------------------------------------------------------------------------------------------------------------------
The Hartford Small Company Fund --
   Class A                            0.790%         0.250%       0.300%    0.010%      1.350%          N/A             1.350%(3)
------------------------------------------------------------------------------------------------------------------------------------



NOTES



(1) For its services under the advisory agreement, the Advisor is entitled to receive an annual management fee for the Large Cap Value Fund as follows:


       First $5 billion in assets 0.75% of average net assets


       Next $5 billion in assets 0.65% of average net assets


       Over $10 billion in assets 0.60% of average net assets



(2) Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.



(3) Hartford Funds Management Company, LLC (the Investment Manager) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), In addition, Hartford Administrative Services Company (HASCO), the Funds transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A shares. Contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.

EXAMPLE


      THIS EXAMPLE BELOW IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.


      THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                           IF YOU SURRENDER YOUR CONTRACT
PROGRAM AND                                 AT THE END OF THE APPLICABLE                           IF YOU DO NOT SURRENDER
ADMINISTRATIVE CHARGE                                TIME PERIOD                                        YOUR CONTRACT
--------------------------------   ----------------------------------------------       --------------------------------------------
                                     1 YR.     3 YRS.       5 YRS.        10 YRS.        1 YR.        3 YRS.     5 YRS.      10 YRS.
                                   -------     ------      --------      --------       ------        ------   ---------    --------
0.50%...........................   $   687     $  985      $  1,279      $  2,509       $  225        $  690    $  1,179    $  2,509



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?".

AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable funding agreements. They are issued for use as an investment vehicle for:

      - certain employee retirement or welfare benefit plans,

      - plans or programs of governmental entities,

      - the activities of certain organizations exempt from tax under section 501(c) of the Code, or

      - programs of certain institutions with assets in excess of 25 million dollars.

      WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT TYPE OF SALES CHARGE WILL I PAY?

      You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender and the number of Contract Years that have been completed before the Surrender.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                         CONTINGENT DEFERRED
                                                                                                            SALES CHARGE
                                                                                                            AS A PERCENT
                                                                                                              OF AMOUNT
CONTRACT YEARS                                                                                               SURRENDERED
-----------------------------------------------------------------------------------------------------   --------------------
During the First Contract Year.......................................................................           5%
During the Second Contract Year......................................................................           4%
During the Third Contract Year.......................................................................           3%
During the Fourth Contract Year......................................................................           2%
During the Fifth Contract Year.......................................................................           1%
During the Sixth Contract Year and after.............................................................           0%

      You won't be charged a Contingent Deferred Sales Charge on:

      -    Benefit Payments

      -    Plan Related Expenses


IS THERE AN INSTALLATION CHARGE?

      Your Contract allows us to charge a one-time Installation Charge of up to $1,000 at the time we establish the initial Participant Accounts for your Contract on our recordkeeping system. We currently waive the Installation Charge.

IS THERE AN ANNUAL MAINTENANCE FEE?

      We deduct this $30 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      In addition to the Annual Maintenance Fee, you pay the following charges each year:

      - PROGRAM AND ADMINISTRATIVE CHARGE -- For providing administrative services, we deduct a daily charge at an annual rate of 0.50% against all Contract values in the Sub-Accounts.

      - ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the underlying Fund's prospectuses.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We currently do not deduct for the payment of any Premium Taxes levied against us by a state or other government entity. We reserve the right to deduct Premium Taxes imposed on us and required by a state or other government entity. Premium Tax rates vary by state or municipality and currently ranges from 0% - 3.5%.

CAN I WITHDRAW MONEY FROM THE CONTRACT?

      The Contract Owner can withdraw all or part of the amounts invested under the Contract at any time. We call withdrawals from the Contract "Surrenders".

      - You may have to pay a Contingent Deferred Sales Charge if the Surrender is not a Benefit Payment or for a Plan Related Expense.

      -    We pay Surrenders under the available Settlement Options.


WHAT ARE THE AVAILABLE SETTLEMENT OPTIONS?

      We call the available forms of payment in which you can take a Surrender "Settlement Options". We will pay Surrenders according to the Settlement Option that you choose. The following Settlement Options are available:

      - Payment in a single sum.

      - Installment payments for a designated period. The frequency of payments and the length of the designated period are determined by mutual agreement between you and us.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. The Funds available through this Separate Account are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by the Separate Account because performance information of a retail mutual fund does not include the expenses charged by the Separate Account.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Fund Operating Expenses, any Contingent Deferred Sales Charge, Total Separate Account Annual Expenses, and the Annual Maintenance
Fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return calculations reflect a deduction for Total Fund Operating Expenses, Total Separate Account Annual Expenses, and do not include deduction for Contingent Deferred Sales Charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Maintenance Fee.

      A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Maintenance Fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable arrangements, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable funding agreements. The Separate Account:

      - Holds assets for the benefit of Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Twelve was established on September 15, 2003.



                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Funds' prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     THE FUNDS ARE RETAIL MUTUAL FUNDS THAT ARE ALSO AVAILABLE DIRECTLY TO THE PUBLIC WITHOUT A SEPARATE ACCOUNT. IF YOU WERE TO PURCHASE THESE FUNDS DIRECTLY FROM A BROKER OR MUTUAL FUND COMPANY, YOU WOULD NOT INCUR THE EXPENSES OF THE SEPARATE ACCOUNT.


                                                      INVESTMENT                                   INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
--------------------------------------------------------------------------------------------------------------------------
   AB International Value Fund --        Long-term growth of capital.                 AllianceBernstein, L.P.
     Class A

--------------------------------------------------------------------------------------------------------------------------
   American Century U.S.                 Seeks current income while                   American Century Investment
     Government Money Market             maintaining liquidity and preserving         Management, Inc.
     Fund -- Class A +                   capital.

--------------------------------------------------------------------------------------------------------------------------
   American Funds The Growth Fund        Seeks to provide growth of capital.          Capital Research and Management
     of America(R)  -- Class R3                                                       Company

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/11/2007.
--------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Dynamic 2020    To seek to provide for retirement            BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY BLACKROCK LIFEPATH(R) 2020 FUND -- INVESTOR A SHARES
--------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Dynamic 2030    To seek to provide for retirement            BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY BLACKROCK LIFEPATH(R) 2030 FUND -- INVESTOR A SHARES
--------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Dynamic 2040    To seek to provide for retirement            BlackRock Fund Advisors
     Fund -- Investor A Shares           outcomes based on quantitatively
                                         measured risk.

        FORMERLY BLACKROCK LIFEPATH(R) 2040 FUND -- INVESTOR A SHARES
--------------------------------------------------------------------------------------------------------------------------
   BlackRock LifePath(R) Dynamic         To seek to provide for retirement            BlackRock Fund Advisors
     Retirement Fund -- Investor A       outcomes based on quantitatively
     Shares                              measured risk.

        FORMERLY BLACKROCK LIFEPATH(R) RETIREMENT FUND -- INVESTOR A SHARES
--------------------------------------------------------------------------------------------------------------------------
   Calvert Equity Portfolio -- Class A   Seeks growth of capital through              Calvert Research and Management
                                         investment in stocks believed to offer       Sub-advised by Atlanta Capital
                                         opportunities for potential capital          Management Company, LLC.
                                         appreciation.

--------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value           Seeks long-term capital appreciation.        Goldman Sachs Asset Management,
     Fund--Class A                                                                    L.P.

--------------------------------------------------------------------------------------------------------------------------
   Hotchkis and Wiley Large Cap          Current income and long-term growth          Hotchkis and Wiley Capital
     Value Fund--Class A                 of income, as well as capital appreciation.  Management, LLC

--------------------------------------------------------------------------------------------------------------------------
   Invesco Comstock Fund--Class A        Seeks capital growth and income.             Invesco Advisers, Inc.

--------------------------------------------------------------------------------------------------------------------------
   Invesco Equity and Income             Seeks current income and secondly            Invesco Advisers, Inc.
     Fund--Class A                       capital appreciation.

--------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Value Opportunities       Seeks long-term capital appreciation.        Lord, Abbett & Co. LLC
     Fund--Class A

--------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Fund--Class A      Seeks maximum total return,                  Pacific Investment Management
                                         consistent with preservation of capital      Company LLC
                                         and prudent investment management.

--------------------------------------------------------------------------------------------------------------------------
   Victory Diversified Stock Fund --     Provide long-term growth of capital.         Victory Capital Management Inc.
     Class A

--------------------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS II, INC.
----------------------------------------------------------------------------------------------------------------
   The Hartford Growth                   Seeks capital appreciation.               Hartford Funds Management
     Opportunities Fund -- Class A                                                 Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Small Cap Growth         Seeks long-term capital appreciation.     Hartford Funds Management
     Fund -- Class A                                                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
THE HARTFORD MUTUAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford Global Equity Income         Seeks a high level of current income      Hartford Funds Management
     Fund -- Class A                     consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Balanced Fund --         Seeks long-term total return.             Hartford Funds Management
     Class A                                                                       Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Capital Appreciation     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class A                                                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Dividend and Growth      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class A                     consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Healthcare Fund --       Seeks long-term capital appreciation      Hartford Funds Management
     Class A                                                                       Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 5/1/2006.
----------------------------------------------------------------------------------------------------------------
   The Hartford International            Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities Fund -- Class A                                                 Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   The Hartford Small Company            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class A                                                               Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------



NOTES


+ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

      SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Contributions or transfers from existing Sub-Accounts.

      We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

      In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.65% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different Fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.


      ENDORSEMENT/SPONSORSHIP FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts, pays fees to the National Association of Police Organizations in exchange for an endorsement. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market its products and services.



      MassMutual has also entered into a sponsorship arrangement with the Florida Police Benevolent Association ("Florida PBA"). Under the arrangement, MassMutual pays sponsorship fees to the Florida PBA, which allows MassMutual to advertise its retirement products and services to Florida PBA member organizations and individuals.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      SURRENDERS AND TRANSFERS: We generally process Surrenders and transfers from the General Account option within a reasonable period of time after we receive a Surrender request at our Administrative Office. However, under certain conditions, transfers from the General Account option may be limited or deferred. Surrenders may be subject to a contingent deferred sales charge or a market value adjustment and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                              CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE

      The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker-dealers and their registered representatives,and

      - other promotional and distribution related activities.

      If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from the Program and Administrative Charge.

      We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and the number of Contract Years that have been completed before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

      The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                                                         CONTINGENT DEFERRED
                                                                                                            SALES CHARGE
                                                                                                           AS A PERCENT OF
CONTRACT YEARS                                                                                           AMOUNT SURRENDERED
-----------------------------------------------------------------------------------------------------   --------------------
During the First Contract Year.......................................................................           5%
During the Second Contract Year......................................................................           4%
During the Third Contract Year.......................................................................           3%
During the Fourth Contract Year......................................................................           2%
During the Fifth Contract Year.......................................................................           1%
During the Sixth Contract Year and after.............................................................           0%

      The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

      - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts that you Surrender from the Contract to pay benefits to a Participant or a beneficiary under the terms of your plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your plan are not Benefit Payments. Upon our request, you must provide documentation acceptable to us that a Surrender is a Benefit Payment.

      - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts that you Surrender from the Contract to pay certain administrative expenses or other Plan related expenses including, fees to consultants, auditors, third party administrators and other Plan service providers. We call these amounts "Plan Related Expenses." Upon our request, you must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

      We will allocate the deduction of the Contingent Deferred Sales Charge among all Participant Accounts on a pro-rata basis unless the Contract Owner elects a different allocation of the deduction for the Contingent Deferred Sales Charge.

INSTALLATION CHARGE

      Your Contract allows us to charge a one-time Installation Charge of up to $1,000 at the time we establish the initial Participant Accounts for your Contract on our recordkeeping system. The Installation Charge is to help cover our costs of reconciling your plan's Participant records with your investment allocation instructions. We currently waive the Installation Charge.

ANNUAL MAINTENANCE FEE

      The Annual Maintenance Fee is an annual $30 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from each Investment Choice in a Participant Account.

      PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate of 0.50% against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract.

      When you purchase the Contract, you choose one of the following two methods that the Program and Administrative Charge is deducted under the
Contract:

      METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit values are determined each day.

      METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from Participant Accounts by redeeming the Accumulation Units in proportion to the amount of the charge.

      We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

      If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as any revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

PREMIUM TAXES

      We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of Surrender. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, or at the time the Contract is Surrendered.

CHARGES AGAINST THE FUNDS

      The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

PLAN RELATED EXPENSES

      The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the Program and Administrative Charge.


                                THE CONTRACTS

      THE CONTRACTS OFFERED The Contracts are group variable funding agreements. They are issued for use as an investment vehicle for:

      - certain employee retirement or welfare benefit plans,

      - plans or programs of governmental entities,

      - the activities of certain organizations exempt from tax under section 501(c) of the Code, or

      - programs of certain institutions with assets in excess of 25 million dollars.

      The Contracts invest in publicly available Funds through the Separate Account. The Contracts provide no additional tax benefits and do not provide tax deferral with respect to any earnings of the underlying Funds.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      PRICING AND CREDITING OF CONTRIBUTIONS We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application or an order request and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if you authorize us to keep it until the necessary information is provided.

      Subsequent Contributions to a Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions to a Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions in multiples of 1% among the Sub-Accounts. The minimum amount that may be allocated to any Sub-Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


       WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Sub-Account for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund within our accounts rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

      For Example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.


      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or dollar cost averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that underlying Fund's trading policy.

      We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account if the amount of any transfer or Surrender from the General Account option, when added to the sum of all transfers and Surrenders from the General Account during the preceding twelve months exceeds 12% of the General Account values twelve months earlier.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


      HOW DO I KNOW WHAT A PARTICIPANT ACCOUNT IS WORTH?

      The Participant Account value reflects the sum of the amounts under the Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect the Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of a Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under a Participant Account, the more Accumulation Units will be reflected under the Participant Account. The number of Accumulation Units in a Sub-Account will be decreased under a Participant Account by Surrenders or transfers of money out of a Sub-Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Contract Owner chooses one of the following two methods to calculate the Net Investment Factor at the time the Contract Owner purchases the Contract. The value of the Contract will be the same, regardless of the method chosen.

METHOD ONE

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

      - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

      The Net Investment Factor for each Sub-Account equals:

      - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

      - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

      Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units. We deduct the Program and Administrative Charge from Participant Accounts each calendar quarter by redeeming Accumulation Units in proportion to the amount of the charge.

      We will send Participants a statement for each calendar quarter, that tells how many Accumulation Units they have, their value and their total Participant Account value. Participants can also call 1-800-528-9009 to obtain their Participant Account value or, where available, may access their account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                                 SURRENDERS

FULL SURRENDERS

      If you request a full Surrender of your Contract, we will pay you the Surrender Value. The Surrender Value is the Contract value minus any applicable Premium Taxes, Annual Maintenance Fees, and Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Contributions made to the Contract.

PARTIAL SURRENDERS

      You may request a partial Surrender of Contract values at any time before you terminate your Contract. We will deduct any applicable Annual Maintenance Fee from Participant Accounts and we will deduct any applicable Contingent Deferred Sales Charges. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from the remaining Contract value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract value, that amount will also be subject to a Contingent Deferred Sales Charge.

SETTLEMENT OPTIONS

      We call the available forms of payment in which you can take a Surrender "Settlement Options". We will pay Surrenders according to the Settlement Option that you choose. The following Settlement Options are available:

      - Payment in a single lump sum.

      - Installment payments for a designated period. The frequency of payments and the length of the designated period are determined by mutual agreement between you and us.

HOW DO I REQUEST A SURRENDER?

      The Contract Owner or its designee may submit requests for Surrenders. Requests for full Surrenders must be in writing. Requests for partial Surrenders must be in writing or by electronic file in a format agreed to by us.

      We pay Surrenders of amounts in the Sub-Accounts within seven days of receiving your request with complete instructions. However, we may postpone payment of Surrenders invested in the Sub-Accounts whenever (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

      We pay the portion of your Surrender Value invested in the General Account option according to the termination provisions in your Contract.

      Partial Surrenders from the General Account option may be subject to certain restrictions described in your Contract.



                         FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES THAT AFFECT THESE
CONTRACTS?

A. GENERAL

      Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

      Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted and may apply to this contract. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. Nor do we discuss the tax treatment of distributions from or benefits paid by the plans and organizations that may invest in this contract. For detailed tax information, a prospective purchaser should consult with a qualified tax adviser familiar with its situation.

B. HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Sub-Accounts among which the Contract Owner may allocate its Contract Contributions are retail mutual funds that also are directly available to the public without a Separate Account. The Internal Revenue Service (IRS) has consistently ruled that, for federal income tax purposes, a variable contract owner will be treated as the owner of the mutual funds shares when the mutual funds used for sub-accounts for the variable contract are publicly available. See, e.g., Rev. Rul. 2003-91, 2003-33 I.R.B. 347. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets. (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). As a result, even though investment income and any realized capital gains on the assets held in the Separate Account may be reinvested automatically, such investment income and capital gain income may be taxable directly to the Contract Owner. A prospective purchaser should consult with a qualified tax adviser familiar with its situation.

C. CONTRACT PURCHASES BY FOREIGN ENTITIES

      Purchasers that are not U.S. residents or entities engaged in a trade or business in the United States generally will be subject to U.S. federal income tax and withholding on U.S. source taxable distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to applicable U.S. state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a contract purchase.

                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the minimum guaranteed interest rate and the Contingent Deferred Sales Charges which is applicable at the effective date of a contract, will continue to be applicable.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under federal or state laws relating to the Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2016, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Ameriprise Financial Services, Inc., Commonwealth Equity Services, Inc., LPL Financial LLC, Merrill Lynch Life Agency Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, LLC, and NFP Insurance Services, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2016, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.



                             GENERAL INFORMATION

SAFEKEEPING OF ASSETS

      Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

EXPERTS


      The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Twelve as of December 31, 2014, and the related statements of operations and the statements of changes in net assets for each of the periods presented in the three years then ended, and the related financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Performance Related Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



      The financial statements of Hartford Life Insurance Company Separate Account Twelve as of December 31, 2016 and for each of the years or periods then ended presented therein, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.


NON-PARTICIPATING

      The Contract is non-participating and we pay no dividends.

PRINCIPAL UNDERWRITER

      Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


      MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2016, 2015, and 2014, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

ADDITIONAL PAYMENTS


      As of December 31, 2016, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in this Prospectus pursuant to contractual arrangements to make Additional Payments.




                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

      When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for any applicable Program and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.

      The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

      In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

      If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

      The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period. This figure reflects deductions for the Program and Administrative Charge and the Annual Maintenance Fee.

      The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

      At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

      Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

      The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A
- B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for the program and administrative charge, and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

      Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

ADDITIONAL MATERIALS

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable arrangements, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

      Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.











HV-4900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE:
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Twelve (comprised of the Sub-Accounts listed in Note 1) (collectively, "the Separate Account") as of December 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of operations and changes in net assets of the Separate Account for the year or periods ended December 31, 2014, and the financial highlights for each of the year or periods in the three-year period then ended, were audited by other auditors whose report thereon, dated April 28, 2015, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Twelve as of December 31, 2016, and the results of its operations, changes in its net assets and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Hartford, CT
April 27, 2017



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                          BLACKROCK             BLACKROCK
                                                                 AMERICAN FUNDS          LIFEPATH(R)           LIFEPATH(R)
                                          AB INTERNATIONAL       THE GROWTH FUND        DYNAMIC 2020          DYNAMIC 2030
                                             VALUE FUND           OF AMERICA(R)             FUND                  FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (1)       SUB-ACCOUNT (2)
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments:
      Number of shares................                 2,496                   567                 5,919                 5,885
                                        ====================  ====================  ====================  ====================
      Cost............................   $            32,820  $             22,135  $             92,659   $            89,895
                                        ====================  ====================  ====================  ====================
      Market Value....................   $            30,281  $             23,426  $             81,503   $            78,453
   Due from Sponsor Company...........                    --                    --                    --                    --
   Receivable from fund shares sold...                    21                    27                    57                    40
   Other assets.......................                    --                    --                     2                     3
                                        --------------------  --------------------  --------------------  --------------------
   Total assets.......................                30,302                23,453                81,562                78,496
                                        --------------------  --------------------  --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                    31                    31                    67                    43
   Payable for fund shares purchased..                    --                    --                    --                    --
   Other liabilities..................                     3                    --                    --                    --
                                        --------------------  --------------------  --------------------  --------------------
   Total liabilities..................                    34                    31                    67                    43
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS:
   For contract liabilities...........   $            30,268  $             23,422  $             81,495   $            78,453
                                        ====================  ====================  ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 3,942                 1,248                 5,804                 5,609
   Minimum unit fair value #*.........   $           7.65984  $           18.75850  $           13.77000   $          13.33000
   Maximum unit fair value #*.........   $          12.13000  $           18.75850  $           14.07516   $          14.01834
   Contract liablility................   $            30,268  $             23,422  $             81,495   $            78,453

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

                                                                    BLACKROCK
                                              BLACKROCK            LIFEPATH(R)
                                             LIFEPATH(R)             DYNAMIC                                  GOLDMAN SACHS
                                            DYNAMIC 2040           RETIREMENT          CALVERT EQUITY            MID CAP
                                                FUND                  FUND                PORTFOLIO            VALUE FUND
                                           SUB-ACCOUNT (3)       SUB-ACCOUNT (4)         SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments:
      Number of shares................                 5,375                50,156                 1,201                 2,456
                                        ====================  ====================  ====================  ====================
      Cost............................   $            95,576   $           518,439   $            47,060   $           100,088
                                        ====================  ====================  ====================  ====================
      Market Value....................   $            85,516   $           483,505   $            44,228   $            90,355
   Due from Sponsor Company...........                    --                    --                    --                    --
   Receivable from fund shares sold...                   145                     7                    11                    54
   Other assets.......................                    --                    --                    --                     1
                                        --------------------  --------------------  --------------------  --------------------
   Total assets.......................                85,661               483,512                44,239                90,410
                                        --------------------  --------------------  --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                   154                    14                    21                    60
   Payable for fund shares purchased..                    --                    --                    --                    --
   Other liabilities..................                     1                    --                    --                    --
                                        --------------------  --------------------  --------------------  --------------------
   Total liabilities..................                   155                    14                    21                    60
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS:
   For contract liabilities...........   $            85,506   $           483,498   $            44,218   $            90,350
                                        ====================  ====================  ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 6,107                50,089                 2,247                 3,831
   Minimum unit fair value #*.........   $          13.89176   $           9.64000   $          19.22697   $          18.67884
   Maximum unit fair value #*.........   $          15.91000   $          14.75421   $          36.84000   $          36.79000
   Contract liablility................   $            85,506   $           483,498   $            44,218   $            90,350

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility



                                            THE HARTFORD          THE HARTFORD
                                            DIVIDEND AND          INTERNATIONAL
                                             GROWTH FUND       OPPORTUNITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------
ASSETS:
   Investments:
      Number of shares................                57,933                 6,051
                                        ====================  ====================
      Cost............................  $          1,235,776  $             95,258
                                        ====================  ====================
      Market Value....................  $          1,417,613  $             86,655
   Due from Sponsor Company...........                    --                    --
   Receivable from fund shares sold...                 1,158                    23
   Other assets.......................                    --                    --
                                        --------------------  --------------------
   Total assets.......................             1,418,771                86,678
                                        --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                 1,158                    24
   Payable for fund shares purchased..                    --                    --
   Other liabilities..................                    --                    --
                                        --------------------  --------------------
   Total liabilities..................                 1,158                    24
                                        --------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $          1,417,613  $             86,654
                                        ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                55,900                 6,373
   Minimum unit fair value #*.........  $           24.47000  $           13.51816
   Maximum unit fair value #*.........  $           25.38086  $           14.32000
   Contract liablility................  $          1,417,613  $             86,654

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

#      Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1) Formerly BlackRock LifePath(R) 2020 Portfolio Change effective November 7, 2016

(2) Formerly BlackRock LifePath(R) 2030 Portfolio Change effective November 7, 2016

(3) Formerly BlackRock LifePath(R) 2040 Portfolio Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) Retirement Fund Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                            THE HARTFORD          THE HARTFORD          THE HARTFORD          THE HARTFORD
                                                SMALL              HEALTHCARE              GROWTH                CAPITAL
                                            COMPANY FUND              FUND           OPPORTUNITIES FUND     APPRECIATION FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments:
      Number of shares................                28,271                20,989                 2,403                23,745
                                        ====================  ====================  ====================  ====================
      Cost............................   $           540,825  $            480,993  $             88,348  $            881,612
                                        ====================  ====================  ====================  ====================
      Market Value....................   $           476,655  $            609,529  $             86,059  $            844,623
   Due from Sponsor Company...........                    --                    --                    --                    --
   Receivable from fund shares sold...                   357                   512                    63                   598
   Other assets.......................                     3                     1                     1                    --
                                        --------------------  --------------------  --------------------  --------------------
   Total assets.......................               477,015               610,042                86,123               845,221
                                        --------------------  --------------------  --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                   363                   521                    64                   598
   Payable for fund shares purchased..                    --                    --                    --                    --
   Other liabilities..................                    --                    --                    --                     2
                                        --------------------  --------------------  --------------------  --------------------
   Total liabilities..................                   363                   521                    64                   600
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS:
   For contract liabilities...........   $           476,652  $            609,521  $             86,059  $            844,621
                                        ====================  ====================  ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                21,838                19,474                 4,164                35,119
   Minimum unit fair value #*.........   $          16.86000  $           31.29839  $           19.68748  $           23.36435
   Maximum unit fair value #*.........   $          22.27392  $           31.29839  $           35.81000  $           35.57000
   Contract liablility................   $           476,652  $            609,521  $             86,059  $            844,621

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

                                                                  THE HARTFORD             HARTFORD         HOTCHKIS AND WILEY
                                            THE HARTFORD            SMALL CAP            GLOBAL EQUITY           LARGE CAP
                                            BALANCED FUND          GROWTH FUND            INCOME FUND           VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments:
      Number of shares................                36,058                 1,862                    897                    72
                                        ====================  =====================  ====================  =====================
      Cost............................   $           582,502   $             79,833   $             9,512   $             1,626
                                        ====================  =====================  ====================  =====================
      Market Value....................   $           766,957   $             91,216   $             9,890   $             2,047
   Due from Sponsor Company...........                    --                    --                     --                    --
   Receivable from fund shares sold...                 1,320                    79                     11                    15
   Other assets.......................                    --                    --                     --                     1
                                        --------------------  ---------------------  --------------------  ---------------------
   Total assets.......................               768,277                91,295                  9,901                 2,063
                                        --------------------  ---------------------  --------------------  ---------------------

LIABILITIES:
   Due to Sponsor.....................                 1,320                    87                     20                    19
   Payable for fund shares purchased..                    --                    --                     --                    --
   Other liabilities..................                    --                    --                      3                    --
                                        --------------------  ---------------------  --------------------  ---------------------
   Total liabilities..................                 1,320                    87                     23                    19
                                        --------------------  ---------------------  --------------------  ---------------------

NET ASSETS:
   For contract liabilities...........   $           766,957   $            91,208    $             9,878   $             2,044
                                        ====================  =====================  ====================  =====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                40,613                 4,464                    583                    98
   Minimum unit fair value #*.........   $          18.83034   $          19.89882    $          11.02000   $          20.74467
   Maximum unit fair value #*.........   $          21.27000   $          49.00000    $          25.04086   $          20.74467
   Contract liablility................   $           766,957   $            91,208    $             9,878   $             2,044

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

                                             LORD ABBETT              PIMCO
                                                VALUE                 TOTAL
                                         OPPORTUNITIES FUND        RETURN FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------
ASSETS:
   Investments:
      Number of shares................                 1,552                 9,520
                                        ====================  ====================
      Cost............................   $            30,514  $            103,385
                                        ====================  ====================
      Market Value....................   $            30,101  $             95,481
   Due from Sponsor Company...........                    --                    --
   Receivable from fund shares sold...                    20                    24
   Other assets.......................                     1                     2
                                        --------------------  --------------------
   Total assets.......................                30,122                95,507
                                        --------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                    27                    32
   Payable for fund shares purchased..                    --                    --
   Other liabilities..................                    --
                                        --------------------  --------------------
   Total liabilities..................                    27                    32
                                        --------------------  --------------------

NET ASSETS:
   For contract liabilities...........   $            30,095  $             95,475
                                        ====================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 2,159                 6,260
   Minimum unit fair value #*.........   $          13.43704  $           10.03000
   Maximum unit fair value #*.........   $          19.40000  $           16.41819
   Contract liablility................   $            30,095  $             95,475

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

#      Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                         VICTORY                                       INVESCO
                                                                       DIVERSIFIED              INVESCO              EQUITY AND
                                                                       STOCK FUND            COMSTOCK FUND           INCOME FUND
                                                                       SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                                  --------------------   --------------------   --------------------
ASSETS:
   Investments:
      Number of shares.........................................                  1,490                    513                  9,701
                                                                  ====================   ====================   ====================
      Cost.....................................................    $            28,725   $             10,846   $             91,721
                                                                  ====================   ====================   ====================
      Market Value.............................................    $            27,437   $             12,143   $            102,445
   Due from Sponsor Company....................................                     --                     --                     --
   Receivable from fund shares sold............................                     18                     14                     16
   Other assets................................................                     --                     --
                                                                  --------------------   --------------------   --------------------
   Total assets................................................                 27,455                 12,157                102,461
                                                                  --------------------   --------------------   --------------------

LIABILITIES:
   Due to Sponsor..............................................                     25                     22                     19
   Payable for fund shares purchased...........................                     --                     --                     --
   Other liabilities...........................................                      1                      1                     --
                                                                  --------------------   --------------------   --------------------
   Total liabilities...........................................                     26                     23                     19
                                                                  --------------------   --------------------   --------------------

NET ASSETS:
   For contract liabilities....................................    $            27,429   $             12,134   $            102,442
                                                                  ====================   ====================   ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #...............................                  1,641                    610                  6,406
   Minimum unit fair value #*..................................    $          16.51513   $           18.80785   $           10.56000
   Maximum unit fair value #*..................................    $          18.42000   $           23.67000   $           18.99554
   Contract liablility.........................................    $            27,429   $             12,134   $            102,442

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #
   Minimum unit fair value #*
   Maximum unit fair value #*
   Contract liablility

#      Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                                      AMERICAN FUNDS
                                                                                 AB INTERNATIONAL     THE GROWTH FUND
                                                                                    VALUE FUND         OF AMERICA(R)
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $              51   $              55
                                                                                ------------------  ------------------

EXPENSES:
   Administrative charges.....................................................               (152)               (110)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (152)               (110)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................               (101)                (55)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (1,124)                 12
   Net realized gain on distributions.........................................                 --               1,351
   Net unrealized appreciation (depreciation) of Investments during the year..                114                 345
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             (1,010)              1,708
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          (1,111)  $           1,653
                                                                                ==================  ==================


                                                                                     BLACKROCK           BLACKROCK
                                                                                    LIFEPATH(R)         LIFEPATH(R)
                                                                                   DYNAMIC 2020        DYNAMIC 2030
                                                                                       FUND                FUND
                                                                                  SUB-ACCOUNT (1)     SUB-ACCOUNT (2)
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           1,329   $           1,269
                                                                                ------------------  ------------------

EXPENSES:
   Administrative charges.....................................................               (423)               (386)
                                                                                ------------------  ------------------
     Total Expenses...........................................................               (423)               (386)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                906                 883
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (11,860)            (15,827)
   Net realized gain on distributions.........................................                 --                 645
   Net unrealized appreciation (depreciation) of Investments during the year..             14,535              14,862
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              2,675                (320)
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           3,581   $             563
                                                                                ==================  ==================

                                                                                                          BLACKROCK
                                                                                     BLACKROCK           LIFEPATH(R)
                                                                                    LIFEPATH(R)            DYNAMIC
                                                                                   DYNAMIC 2040          RETIREMENT
                                                                                       FUND                 FUND
                                                                                  SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            1,496   $            6,882
                                                                                -------------------  -------------------

EXPENSES:
   Administrative charges.....................................................                (422)                 (17)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (422)                 (17)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,074                6,865
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (30,564)              (4,307)
   Net realized gain on distributions.........................................                 283                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              25,048               21,566
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              (5,233)              17,259
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           (4,159)  $           24,124
                                                                                ===================  ===================



                                                                                                        GOLDMAN SACHS
                                                                                  CALVERT EQUITY           MID CAP
                                                                                     PORTFOLIO           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $               69   $              911
                                                                                -------------------  -------------------

EXPENSES:
   Administrative charges.....................................................                (201)                (249)
                                                                                -------------------  -------------------
     Total Expenses...........................................................                (201)                (249)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                (132)                 662
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (90)              (4,885)
   Net realized gain on distributions.........................................               4,397                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              (3,450)              13,718
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 857                8,833
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $              725   $            9,495
                                                                                ===================  ===================



                                                                                   THE HARTFORD         THE HARTFORD
                                                                                   DIVIDEND AND         INTERNATIONAL
                                                                                    GROWTH FUND      OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          20,092    $             884
                                                                                -------------------  -------------------

EXPENSES:
   Administrative charges.....................................................              (6,292)                (341)
                                                                                -------------------  -------------------
     Total Expenses...........................................................              (6,292)                (341)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              13,800                  543
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,842                 (529)
   Net realized gain on distributions.........................................              43,943                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             110,958                  441
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             156,743                  (88)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         170,543    $             455
                                                                                ===================  ===================

(1) Formerly BlackRock LifePath(R) 2020 Portfolio Change effective November 7, 2016

(2) Formerly BlackRock LifePath(R) 2030 Portfolio Change effective November 7, 2016

(3) Formerly BlackRock LifePath(R) 2040 Portfolio Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) Retirement Fund Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                      SMALL            HEALTHCARE
                                                                                  COMPANY FUND            FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $              --   $              --
                                                                                ------------------  ------------------

EXPENSES:
   Administrative charges.....................................................             (2,079)             (3,102)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (2,079)             (3,102)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             (2,079)             (3,102)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (6,787)              7,480
   Net realized gain on distributions.........................................                 --              57,583
   Net unrealized appreciation (depreciation) of Investments during the year..             13,419            (124,007)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              6,632             (58,944)
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           4,553   $         (62,046)
                                                                                ==================  ==================

                                                                                   THE HARTFORD        THE HARTFORD
                                                                                      GROWTH              CAPITAL
                                                                                OPPORTUNITIES FUND   APPRECIATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --   $           3,429
                                                                                -------------------  ------------------

EXPENSES:
   Administrative charges.....................................................                (381)             (3,668)
                                                                                -------------------  ------------------
     Total Expenses...........................................................                (381)             (3,668)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                (381)               (239)
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,491)             (4,430)
   Net realized gain on distributions.........................................               3,261                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              (4,383)             33,465
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................              (3,613)             29,035
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........   $          (3,994)  $          28,796
                                                                                ===================  ==================

                                                                                                      THE HARTFORD
                                                                                  THE HARTFORD          SMALL CAP
                                                                                  BALANCED FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          10,007   $              --
                                                                                ------------------  ------------------

EXPENSES:
   Administrative charges.....................................................             (3,808)               (407)
                                                                                ------------------  ------------------
     Total Expenses...........................................................             (3,808)               (407)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              6,199                (407)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             50,884              (1,114)
   Net realized gain on distributions.........................................                 --                 575
   Net unrealized appreciation (depreciation) of Investments during the year..            (37,294)              8,536
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             13,590               7,997
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          19,789   $           7,590
                                                                                ==================  ==================

                                                                                    HARTFORD        HOTCHKIS AND WILEY
                                                                                  GLOBAL EQUITY          LARGE CAP
                                                                                   INCOME FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $             248    $              34
                                                                                ------------------  -------------------

EXPENSES:
   Administrative charges.....................................................                (36)                  (9)
                                                                                ------------------  -------------------
     Total Expenses...........................................................                (36)                  (9)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................                212                   25
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 32                    9
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..                502                  294
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................                534                  303
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $             746    $             328
                                                                                ==================  ===================

                                                                                    LORD ABBETT             PIMCO
                                                                                       VALUE            TOTAL RETURN
                                                                                OPPORTUNITIES FUND          FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --   $           2,502
                                                                                -------------------  ------------------

EXPENSES:
   Administrative charges.....................................................                (113)               (427)
                                                                                -------------------  ------------------
     Total Expenses...........................................................                (113)               (427)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................                (113)              2,075
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (346)             (1,574)
   Net realized gain on distributions.........................................               1,646                  --
   Net unrealized appreciation (depreciation) of Investments during the year..               2,657               1,176
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................               3,957                (398)
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........   $           3,844   $           1,677
                                                                                ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                        VICTORY
                                                                                   DIVERSIFIED STOCK         INVESCO
                                                                                         FUND             COMSTOCK FUND
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------
INVESTMENT INCOME:
   Dividends....................................................................  $              349    $             228
                                                                                  -------------------  -------------------

EXPENSES:
   Administrative charges.......................................................                (121)                 (40)
                                                                                  -------------------  -------------------
     Total Expenses.............................................................                (121)                 (40)
                                                                                  -------------------  -------------------
     Net Investment income (loss)...............................................                 228                  188
                                                                                  -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions............................                (382)                (349)
   Net realized gain on distributions...........................................                 315                  654
   Net unrealized appreciation (depreciation) of Investments during the year....                 592                  784
                                                                                  -------------------  -------------------
     Net gain (loss) on investments.............................................                 525                1,089
                                                                                  -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations............  $              753    $           1,277
                                                                                  ===================  ===================

                                                                                        INVESCO
                                                                                      EQUITY AND
                                                                                      INCOME FUND
                                                                                      SUB-ACCOUNT
                                                                                  -------------------
INVESTMENT INCOME:
   Dividends....................................................................  $            2,158
                                                                                  -------------------

EXPENSES:
   Administrative charges.......................................................                (522)
                                                                                  -------------------
     Total Expenses.............................................................                (522)
                                                                                  -------------------
     Net Investment income (loss)...............................................               1,636
                                                                                  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions............................               4,747
   Net realized gain on distributions...........................................               2,744
   Net unrealized appreciation (depreciation) of Investments during the year....               7,088
                                                                                  -------------------
     Net gain (loss) on investments.............................................              14,579
                                                                                  -------------------
     Net increase (decrease) in net assets resulting from operations............  $           16,215
                                                                                  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                               AMERICAN FUNDS         BLACKROCK
                                                                          AB INTERNATIONAL     THE GROWTH FUND       LIFEPATH(R)
                                                                             VALUE FUND         OF AMERICA(R)      2020 PORTFOLIO
                                                                           SUB-ACCOUNT (1)       SUB-ACCOUNT       SUB-ACCOUNT (2)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             516   $              54   $           2,272
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (186)               (105)               (648)
                                                                         ------------------  ------------------  ------------------
     Total Expenses....................................................               (186)               (105)               (648)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................                330                 (51)              1,624
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (22)                 39              (5,539)
   Net realized gain distributions.....................................                 --               1,684               8,043
   Change in unrealized appreciation (depreciation) during the period..                350                (844)             (7,307)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                328                 879              (4,803)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             658   $             828   $          (3,179)
                                                                         ==================  ==================  ==================

                                                                                                                      BLACKROCK
                                                                              BLACKROCK           BLACKROCK          LIFEPATH(R)
                                                                             LIFEPATH(R)         LIFEPATH(R)         RETIREMENT
                                                                           2030 PORTFOLIO      2040 PORTFOLIO           FUND
                                                                           SUB-ACCOUNT (3)     SUB-ACCOUNT (4)     SUB-ACCOUNT (5)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,074   $           2,609   $           8,985
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................               (604)               (772)                (56)
                                                                         ------------------  ------------------  -------------------
     Total Expenses....................................................               (604)               (772)                (56)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................              1,470               1,837               8,929
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (429)               (754)             (1,114)
   Net realized gain distributions.....................................              8,931              15,069              16,863
   Change in unrealized appreciation (depreciation) during the period..            (13,767)            (21,623)            (33,062)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (5,265)             (7,308)            (17,313)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,795)  $          (5,471)  $           (8,384)
                                                                         ==================  ==================  ===================


                                                                                                 GOLDMAN SACHS
                                                                           CALVERT EQUITY           MID CAP
                                                                              PORTFOLIO           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              133   $              276
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (187)                (307)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (187)                (307)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                 (54)                 (31)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  62                 (113)
   Net realized gain distributions.....................................               8,227               10,484
   Change in unrealized appreciation (depreciation) during the period..              (7,113)             (20,090)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,176               (9,719)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            1,122   $           (9,750)
                                                                         ===================  ===================


                                                                            THE HARTFORD         THE HARTFORD
                                                                            DIVIDEND AND         INTERNATIONAL
                                                                             GROWTH FUND      OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           18,868   $              530
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................              (6,253)                (283)
                                                                         -------------------  -------------------
     Total Expenses....................................................              (6,253)                (283)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................              12,615                  247
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,554                 (707)
   Net realized gain distributions.....................................             103,829                1,135
   Change in unrealized appreciation (depreciation) during the period..            (148,056)              (1,454)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (37,673)              (1,026)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (25,058)  $             (779)
                                                                         ===================  ===================

(1) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.

(2)   Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(3)   Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(4)   Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.

(5)   Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                            THE HARTFORD         THE HARTFORD
                                                                                SMALL             HEALTHCARE
                                                                            COMPANY FUND             FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $          10,680
                                                                         -------------------  ------------------

EXPENSES:
   Administrative charges..............................................              (2,443)             (3,385)
                                                                         -------------------  ------------------
     Total Expenses....................................................              (2,443)             (3,385)
                                                                         -------------------  ------------------
     Net Investment income (loss)......................................              (2,443)              7,295
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 460               4,701
   Net realized gain distributions.....................................              64,733              78,338
   Change in unrealized appreciation (depreciation) during the period..            (110,082)            (16,413)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             (44,889)             66,626
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (47,332)  $          73,921
                                                                         ===================  ==================

                                                                            THE HARTFORD         THE HARTFORD
                                                                               GROWTH               CAPITAL          THE HARTFORD
                                                                         OPPORTUNITIES FUND    APPRECIATION FUND     BALANCED FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $          2,918   $          18,665
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (410)             (3,845)             (5,206)
                                                                         -------------------  ------------------  ------------------
     Total Expenses....................................................                (410)             (3,845)             (5,206)
                                                                         -------------------  ------------------  ------------------
     Net Investment income (loss)......................................                (410)               (927)             13,459
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 888                 190               7,518
   Net realized gain distributions.....................................               8,424              67,886                  --
   Change in unrealized appreciation (depreciation) during the period..                (788)            (60,214)            (30,888)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               8,524               7,862             (23,370)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           8,114    $          6,935   $          (9,911)
                                                                         ===================  ==================  ==================

                                                                           THE HARTFORD           HARTFORD        HOTCHKIS AND WILEY
                                                                             SMALLCAP           GLOBAL EQUITY          LARGE CAP
                                                                            GROWTH FUND          INCOME FUND          VALUE FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $             377   $              23
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (497)                 (55)                (10)
                                                                         ------------------  -------------------  ------------------
     Total Expenses....................................................               (497)                 (55)                (10)
                                                                         ------------------  -------------------  ------------------
     Net Investment income (loss)......................................               (497)                 322                  13
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,440                   11                   8
   Net realized gain distributions.....................................              7,881                   --                  --
   Change in unrealized appreciation (depreciation) during the period..            (10,358)                (804)               (187)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................             (1,037)                (793)               (179)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,534)   $            (471)  $            (166)
                                                                         ==================  ===================  ==================

                                                                             LORD ABBETT            PIMCO
                                                                                VALUE           TOTAL RETURN
                                                                         OPPORTUNITIES FUND         FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $           2,614
                                                                         -------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (98)               (470)
                                                                         -------------------  ------------------
     Total Expenses....................................................                 (98)               (470)
                                                                         -------------------  ------------------
     Net Investment income (loss)......................................                 (98)              2,144
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (86)               (144)
   Net realized gain distributions.....................................               1,721               3,664
   Change in unrealized appreciation (depreciation) during the period..              (2,349)             (5,784)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                (714)             (2,264)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (812)  $            (120)
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               VICTORY
                                                                          DIVERSIFIED STOCK         INVESCO
                                                                                FUND             COMSTOCK FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              176   $              168
                                                                         -------------------  -------------------

EXPENSES:
   Administr\ative charges.............................................                (126)                 (55)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (126)                 (55)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                  50                  113
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   9                   29
   Net realized gain distributions.....................................               2,677                1,020
   Change in unrealized appreciation (depreciation) during the period..              (3,758)              (1,934)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,072)                (885)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (1,022)  $             (772)
                                                                         ===================  ===================

                                                                               INVESCO
                                                                             EQUITY AND
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            3,270
                                                                         -------------------

EXPENSES:
   Administr\ative charges.............................................                (611)
                                                                         -------------------
     Total Expenses....................................................                (611)
                                                                         -------------------
     Net Investment income (loss)......................................               2,659
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 608
   Net realized gain distributions.....................................               3,976
   Change in unrealized appreciation (depreciation) during the period..             (11,434)
                                                                         -------------------
     Net gain (loss) on investments....................................              (6,850)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $           (4,191)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                          ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                                                            INTERNATIONAL       THE GROWTH FUND
                                                                             VALUE FUND          OF AMERICA(R)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,100    $               5
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (155)                 (88)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (155)                 (88)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                 945                  (83)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   5                   23
   Net realized gain distributions.....................................                  --                1,687
   Change in unrealized appreciation (depreciation) during the period..              (3,668)                (134)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (3,663)               1,576
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (2,718)   $           1,493
                                                                         ===================  ===================


                                                                            LIFEPATH 2020        LIFEPATH 2030
                                                                            PORTFOLIO(R)         PORTFOLIO(R)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           2,077   $            1,472
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (713)                (493)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (713)                (493)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................               1,364                  979
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (173)                (496)
   Net realized gain distributions.....................................              16,226               12,398
   Change in unrealized appreciation (depreciation) during the period..             (12,081)              (8,469)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               3,972                3,433
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           5,336   $            4,412
                                                                         ===================  ===================

                                                                                                  LIFEPATH(R)
                                                                            LIFEPATH 2040         RETIREMENT
                                                                            PORTFOLIO(R)           PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,483   $            6,378
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (446)                 (46)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (446)                 (46)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................               1,037                6,332
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (120)                 795
   Net realized gain distributions.....................................              15,129               39,568
   Change in unrealized appreciation (depreciation) during the period..             (12,091)             (28,775)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               2,918               11,588
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            3,955   $           17,920
                                                                         ===================  ===================

                                                                                                GOLDMAN SACHS
                                                                           CALVERT EQUITY          MID CAP
                                                                              PORTFOLIO          VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              13   $             243
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (149)               (251)
                                                                         ------------------  ------------------
     Total Expenses....................................................               (149)               (251)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................               (136)                 (8)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                211               2,434
   Net realized gain distributions.....................................              3,128              15,600
   Change in unrealized appreciation (depreciation) during the period..                  1              (7,149)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................              3,340              10,885
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           3,204   $          10,877
                                                                         ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            THE HARTFORD        THE HARTFORD       THE HARTFORD
                                                                            DIVIDEND AND        INTERNATIONAL          SMALL
                                                                             GROWTH FUND     OPPORTUNITIES FUND    COMPANY FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          16,985   $             595   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (5,903)               (213)             (2,314)
                                                                         ------------------  ------------------  ------------------
     Total Expenses....................................................             (5,903)               (213)             (2,314)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................             11,082                 382              (2,314)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              6,010                   3               4,187
   Net realized gain distributions.....................................            106,600               5,919              84,762
   Change in unrealized appreciation (depreciation) during the period..             10,555              (8,906)            (56,874)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            123,165              (2,984)             32,075
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         134,247   $          (2,602)  $          29,761
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD                            THE HARTFORD
                                                                             HEALTHCARE        THE HARTFORD            GROWTH
                                                                                FUND            GROWTH FUND      OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (1)      SUB-ACCOUNT (1)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------
     Total Expenses....................................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,352                 825                  213
   Net realized gain distributions.....................................             40,004               1,173               13,677
   Change in unrealized appreciation (depreciation) during the period..             83,090              (2,141)              (4,925)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            126,446                (143)               8,965
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         123,786   $            (164)   $           8,681
                                                                         ==================  ==================  ===================

                                                                            THE HARTFORD
                                                                               CAPITAL          THE HARTFORD
                                                                          APPRECIATION FUND     BALANCED FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,074   $          11,526
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (3,604)             (4,866)
                                                                         ------------------  ------------------
     Total Expenses....................................................             (3,604)             (4,866)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................               (530)              6,660
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              4,277               3,637
   Net realized gain distributions.....................................            206,132                  --
   Change in unrealized appreciation (depreciation) during the period..           (158,103)             74,821
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             52,306              78,458
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          51,776   $          85,118
                                                                         ==================  ==================

(1) Effective April 7, 2014 Hartford Growth Fund merged with Hartford Growth Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            THE HARTFORD         HARTFORD        HOTCHKIS AND WILEY
                                                                              SMALLCAP         GLOBAL EQUITY          LARGE CAP
                                                                             GROWTH FUND        INCOME FUND          VALUE FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              90    $              52
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................               (449)                (56)                 (10)
                                                                         ------------------  ------------------  -------------------
     Total Expenses....................................................               (449)                (56)                 (10)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................               (449)                 34                   42
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,069                  43                   19
   Net realized gain distributions.....................................              4,298                 642                   --
   Change in unrealized appreciation (depreciation) during the period..                788                (430)                 172
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              6,155                 255                  191
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           5,706   $             289    $             233
                                                                         ==================  ==================  ===================

                                                                             LORD ABBETT            PIMCO               VICTORY
                                                                                VALUE               TOTAL             DIVERSIFIED
                                                                         OPPORTUNITIES FUND      RETURN FUND          STOCK FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $           3,597    $            237
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (83)               (412)               (104)
                                                                         -------------------  ------------------  ------------------
     Total Expenses....................................................                 (83)               (412)               (104)
                                                                         -------------------  ------------------  ------------------
     Net Investment income (loss)......................................                 (83)              3,185                 133
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  10                (113)                237
   Net realized gain distributions.....................................               2,817                 789               3,740
   Change in unrealized appreciation (depreciation) during the period..              (1,014)               (559)             (1,684)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               1,813                 117               2,293
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,730   $           3,302   $           2,426
                                                                         ===================  ==================  ==================

                                                                                                  INVESCO
                                                                              INVESCO           EQUITY AND
                                                                           COMSTOCK FUND        INCOME FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             171   $           3,631
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (45)               (557)
                                                                         ------------------  ------------------
     Total Expenses....................................................                (45)               (557)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................                126               3,074
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 41                 103
   Net realized gain distributions.....................................                 --              12,144
   Change in unrealized appreciation (depreciation) during the period..                677              (4,171)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................                718               8,076
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             844   $          11,150
                                                                         ==================  ==================

(2) Effective May 30, 2014, the Hartford Global Research Fund was renamed Hartford Global Equity Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                                      AMERICAN FUNDS
                                                                                 AB INTERNATIONAL     THE GROWTH FUND
                                                                                    VALUE FUND         OF AMERICA(R)
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            (101)  $             (55)
   Net realized gain (loss) on security transactions..........................             (1,124)                 12
   Net realized gain on distributions.........................................                 --               1,351
   Net unrealized appreciation (depreciation) of investments during the year..                114                 345
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             (1,111)              1,653
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                367                  --
   Net transfers..............................................................                 --                  --
   Surrenders for benefit payments and fees...................................             (5,553)               (107)
   Other transactions.........................................................                  1                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (5,185)               (107)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (6,296)              1,546

NET ASSETS:
   Beginning of year..........................................................             36,564              21,876
                                                                                ------------------  ------------------
   End of Year................................................................  $          30,268   $          23,422
                                                                                ==================  ==================


                                                                                     BLACKROCK           BLACKROCK
                                                                                    LIFEPATH(R)         LIFEPATH(R)
                                                                                   DYNAMIC 2020        DYNAMIC 2030
                                                                                       FUND                FUND
                                                                                  SUB-ACCOUNT (1)     SUB-ACCOUNT (2)
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             906   $             883
   Net realized gain (loss) on security transactions..........................            (11,860)            (15,827)
   Net realized gain on distributions.........................................                 --                 645
   Net unrealized appreciation (depreciation) of investments during the year..             14,535              14,862
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              3,581                 563
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              2,189               2,490
   Net transfers..............................................................             (2,948)                 --
   Surrenders for benefit payments and fees...................................            (49,853)            (52,171)
   Other transactions.........................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (50,612)            (49,681)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (47,031)            (49,118)

NET ASSETS:
   Beginning of year..........................................................            128,526             127,571
                                                                                ------------------  ------------------
   End of Year................................................................  $          81,495   $          78,453
                                                                                ==================  ==================

                                                                                                          BLACKROCK
                                                                                     BLACKROCK           LIFEPATH(R)
                                                                                    LIFEPATH(R)            DYNAMIC
                                                                                   DYNAMIC 2040          RETIREMENT
                                                                                       FUND                 FUND
                                                                                  SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            1,074   $            6,865
   Net realized gain (loss) on security transactions..........................             (30,564)              (4,307)
   Net realized gain on distributions.........................................                 283                   --
   Net unrealized appreciation (depreciation) of investments during the year..              25,048               21,566
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (4,159)              24,124
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               8,757               38,526
   Net transfers..............................................................                  --               (8,890)
   Surrenders for benefit payments and fees...................................             (93,706)             (22,720)
   Other transactions.........................................................                   1                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (84,948)               6,916
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (89,107)              31,040

NET ASSETS:
   Beginning of year..........................................................             174,613              452,458
                                                                                -------------------  -------------------
   End of Year................................................................  $           85,506   $          483,498
                                                                                ===================  ===================



                                                                                                        GOLDMAN SACHS
                                                                                  CALVERT EQUITY           MID CAP
                                                                                     PORTFOLIO           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             (132)  $              662
   Net realized gain (loss) on security transactions..........................                 (90)              (4,885)
   Net realized gain on distributions.........................................               4,397                   --
   Net unrealized appreciation (depreciation) of investments during the year..              (3,450)              13,718
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 725                9,495
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               4,870                1,127
   Net transfers..............................................................               1,732                  929
   Surrenders for benefit payments and fees...................................              (4,219)             (11,414)
   Other transactions.........................................................                  --                   37
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               2,383               (9,321)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               3,108                  174

NET ASSETS:
   Beginning of year..........................................................              41,110               90,176
                                                                                -------------------  -------------------
   End of Year................................................................  $           44,218   $           90,350
                                                                                ===================  ===================



                                                                                   THE HARTFORD         THE HARTFORD
                                                                                   DIVIDEND AND         INTERNATIONAL
                                                                                    GROWTH FUND      OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          13,800    $             543
   Net realized gain (loss) on security transactions..........................               1,842                 (529)
   Net realized gain on distributions.........................................              43,943                   --
   Net unrealized appreciation (depreciation) of investments during the year..             110,958                  441
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             170,543                  455
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              25,149               14,506
   Net transfers..............................................................              (8,816)               1,765
   Surrenders for benefit payments and fees...................................             (28,671)              (2,133)
   Other transactions.........................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (12,338)              14,138
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             158,205               14,593

NET ASSETS:
   Beginning of year..........................................................           1,259,408               72,061
                                                                                -------------------  -------------------
   End of Year................................................................   $       1,417,613    $          86,654
                                                                                ===================  ===================

(1) Formerly BlackRock LifePath(R) 2020 Portfolio Change effective November 7, 2016

(2) Formerly BlackRock LifePath(R) 2030 Portfolio Change effective November 7, 2016

(3) Formerly BlackRock LifePath(R) 2040 Portfolio Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) Retirement Fund Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   THE HARTFORD         THE HARTFORD
                                                                                       SMALL             HEALTHCARE
                                                                                   COMPANY FUND             FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           (2,079)  $           (3,102)
   Net realized gain (loss) on security transactions..........................              (6,787)               7,480
   Net realized gain on distributions.........................................                  --               57,583
   Net unrealized appreciation (depreciation) of investments during the year..              13,419             (124,007)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               4,553              (62,046)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               8,394                   --
   Net transfers..............................................................              (5,883)             (15,026)
   Surrenders for benefit payments and fees...................................             (12,673)              (5,730)
   Other transactions.........................................................                   7                   (1)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (10,155)             (20,757)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (5,602)             (82,803)

NET ASSETS:
   Beginning of year..........................................................             482,254              692,324
                                                                                -------------------  -------------------
   End of Year................................................................  $          476,652   $          609,521
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                      GROWTH               CAPITAL
                                                                                OPPORTUNITIES FUND    APPRECIATION FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             (381)  $             (239)
   Net realized gain (loss) on security transactions..........................              (2,491)              (4,430)
   Net realized gain on distributions.........................................               3,261                   --
   Net unrealized appreciation (depreciation) of investments during the year..              (4,383)              33,465
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (3,994)              28,796
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               5,755               21,173
   Net transfers..............................................................                (711)                 526
   Surrenders for benefit payments and fees...................................             (18,054)             (29,574)
   Other transactions.........................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (13,010)              (7,875)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (17,004)              20,921

NET ASSETS:
   Beginning of year..........................................................             103,063              823,700
                                                                                -------------------  -------------------
   End of Year................................................................  $           86,059   $          844,621
                                                                                ===================  ===================

                                                                                                        THE HARTFORD
                                                                                   THE HARTFORD           SMALL CAP
                                                                                   BALANCED FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           6,199    $            (407)
   Net realized gain (loss) on security transactions..........................              50,884               (1,114)
   Net realized gain on distributions.........................................                  --                  575
   Net unrealized appreciation (depreciation) of investments during the year..             (37,294)               8,536
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              19,789                7,590
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,176                  246
   Net transfers..............................................................                 415                  913
   Surrenders for benefit payments and fees...................................            (296,218)             (14,033)
   Other transactions.........................................................                  --                    1
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (293,627)             (12,873)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (273,838)              (5,283)

NET ASSETS:
   Beginning of year..........................................................           1,040,795               96,491
                                                                                -------------------  -------------------
   End of Year................................................................   $         766,957    $          91,208
                                                                                ===================  ===================

                                                                                    HARTFORD        HOTCHKIS AND WILEY
                                                                                  GLOBAL EQUITY          LARGE CAP
                                                                                   INCOME FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             212    $              25
   Net realized gain (loss) on security transactions..........................                 32                    9
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year..                502                  294
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                746                  328
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --                   --
   Net transfers..............................................................             (4,758)                  --
   Surrenders for benefit payments and fees...................................             (1,021)                 (56)
   Other transactions.........................................................                  1                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (5,778)                 (56)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................             (5,032)                 272

NET ASSETS:
   Beginning of year..........................................................             14,910                1,772
                                                                                ------------------  -------------------
   End of Year................................................................  $           9,878    $           2,044
                                                                                ==================  ===================

                                                                                    LORD ABBETT            PIMCO
                                                                                       VALUE               TOTAL
                                                                                OPPORTUNITIES FUND      RETURN FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            (113)  $           2,075
   Net realized gain (loss) on security transactions..........................               (346)             (1,574)
   Net realized gain on distributions.........................................              1,646                  --
   Net unrealized appreciation (depreciation) of investments during the year..              2,657               1,176
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              3,844               1,677
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              4,049               6,432
   Net transfers..............................................................                207                 184
   Surrenders for benefit payments and fees...................................             (1,570)            (19,372)
   Other transactions.........................................................                 --                  11
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              2,686             (12,745)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              6,530             (11,068)

NET ASSETS:
   Beginning of year..........................................................             23,565             106,543
                                                                                ------------------  ------------------
   End of Year................................................................  $          30,095   $          95,475
                                                                                ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                        VICTORY
                                                                                      DIVERSIFIED            INVESCO
                                                                                      STOCK FUND          COMSTOCK FUND
                                                                                      SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -------------------  -------------------
OPERATIONS:
   Net investment income (loss).................................................  $              228    $             188
   Net realized gain (loss) on security transactions............................                (382)                (349)
   Net realized gain on distributions...........................................                 315                  654
   Net unrealized appreciation (depreciation) of investments during the year....                 592                  784
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..............                 753                1,277
                                                                                  -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................               1,079                  627
   Net transfers................................................................                 297                1,418
   Surrenders for benefit payments and fees.....................................              (5,029)              (3,537)
   Other transactions...........................................................                  --                   --
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......              (3,653)              (1,492)
                                                                                  -------------------  -------------------
   Net increase (decrease) in net assets........................................              (2,900)                (215)

NET ASSETS:
   Beginning of year............................................................              30,329               12,349
                                                                                  -------------------  -------------------
   End of Year..................................................................  $           27,429    $          12,134
                                                                                  ===================  ===================

                                                                                        INVESCO
                                                                                      EQUITY AND
                                                                                      INCOME FUND
                                                                                      SUB-ACCOUNT
                                                                                  -------------------
OPERATIONS:
   Net investment income (loss).................................................  $            1,636
   Net realized gain (loss) on security transactions............................               4,747
   Net realized gain on distributions...........................................               2,744
   Net unrealized appreciation (depreciation) of investments during the year....               7,088
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from operations..............              16,215
                                                                                  -------------------

UNIT TRANSACTIONS:
   Purchases....................................................................               8,970
   Net transfers................................................................                  --
   Surrenders for benefit payments and fees.....................................             (70,185)
   Other transactions...........................................................                  35
                                                                                  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.......             (61,180)
                                                                                  -------------------
   Net increase (decrease) in net assets........................................             (44,965)

NET ASSETS:
   Beginning of year............................................................             147,407
                                                                                  -------------------
   End of Year..................................................................  $          102,442
                                                                                  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                   AMERICAN FUNDS
                                                                              AB INTERNATIONAL     THE GROWTH FUND
                                                                                 VALUE FUND         OF AMERICA(R)
                                                                               SUB-ACCOUNT (1)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             330   $             (51)
   Net realized gain (loss) on security transactions.......................                (22)                 39
   Net realized gain distributions.........................................                 --               1,684
   Change in unrealized appreciation (depreciation) during the period......                350                (844)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                658                 828
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,490                  --
   Net transfers...........................................................                 --               2,156
   Surrenders for benefit payments and fees................................               (332)               (277)
   Other transactions......................................................                 --                   1
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              1,158               1,880
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              1,816               2,708

NET ASSETS:
   Beginning of period.....................................................             34,748              19,168
                                                                             ------------------  ------------------
   End of period...........................................................  $          36,564   $          21,876
                                                                             ==================  ==================


                                                                                  BLACKROCK           BLACKROCK
                                                                                 LIFEPATH(R)         LIFEPATH(R)
                                                                               2020 PORTFOLIO      2030 PORTFOLIO
                                                                               SUB-ACCOUNT (2)     SUB-ACCOUNT (3)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,624   $           1,470
   Net realized gain (loss) on security transactions.......................             (5,539)               (429)
   Net realized gain distributions.........................................              8,043               8,931
   Change in unrealized appreciation (depreciation) during the period......             (7,307)            (13,767)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (3,179)             (3,795)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             13,885              27,024
   Net transfers...........................................................              7,389                  --
   Surrenders for benefit payments and fees................................            (48,617)             (2,589)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (27,343)             24,435
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (30,522)             20,640

NET ASSETS:
   Beginning of period.....................................................            159,048             106,931
                                                                             ------------------  ------------------
   End of period...........................................................  $         128,526   $         127,571
                                                                             ==================  ==================

                                                                                                      BLACKROCK
                                                                                  BLACKROCK          LIFEPATH(R)
                                                                                 LIFEPATH(R)         RETIREMENT
                                                                               2040 PORTFOLIO           FUND
                                                                               SUB-ACCOUNT (4)     SUB-ACCOUNT (5)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,837   $           8,929
   Net realized gain (loss) on security transactions.......................               (754)             (1,114)
   Net realized gain distributions.........................................             15,069              16,863
   Change in unrealized appreciation (depreciation) during the period......            (21,623)            (33,062)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (5,471)             (8,384)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             51,500              49,695
   Net transfers...........................................................             11,029              (7,389)
   Surrenders for benefit payments and fees................................             (5,708)             (8,675)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             56,821              33,631
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             51,350              25,247

NET ASSETS:
   Beginning of period.....................................................            123,263             427,211
                                                                             ------------------  ------------------
   End of period...........................................................  $         174,613   $         452,458
                                                                             ==================  ==================


                                                                                                     GOLDMAN SACHS
                                                                               CALVERT EQUITY           MID CAP
                                                                                  PORTFOLIO           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (54)  $              (31)
   Net realized gain (loss) on security transactions.......................                  62                 (113)
   Net realized gain distributions.........................................               8,227               10,484
   Change in unrealized appreciation (depreciation) during the period......              (7,113)             (20,090)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               1,122               (9,750)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               5,287                3,268
   Net transfers...........................................................                  --                5,222
   Surrenders for benefit payments and fees................................                (172)                (506)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               5,115                7,984
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               6,237               (1,766)

NET ASSETS:
   Beginning of period.....................................................              34,873               91,942
                                                                             -------------------  -------------------
   End of period...........................................................  $           41,110   $           90,176
                                                                             ===================  ===================


                                                                                THE HARTFORD         THE HARTFORD
                                                                                DIVIDEND AND         INTERNATIONAL
                                                                                 GROWTH FUND      OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,615   $              247
   Net realized gain (loss) on security transactions.......................               6,554                 (707)
   Net realized gain distributions.........................................             103,829                1,135
   Change in unrealized appreciation (depreciation) during the period......            (148,056)              (1,454)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (25,058)                (779)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              18,033               14,775
   Net transfers...........................................................               2,793                4,761
   Surrenders for benefit payments and fees................................             (19,429)                (292)
   Other transactions......................................................                (123)                 292
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,274               19,536
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (23,784)              18,757

NET ASSETS:
   Beginning of period.....................................................           1,283,192               53,304
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,259,408   $           72,061
                                                                             ===================  ===================

(1) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.

(2)   Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(3)   Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(4)   Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.

(5)   Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD         THE HARTFORD
                                                                                      SMALL             HEALTHCARE
                                                                                  COMPANY FUND             FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,443)  $           7,295
   Net realized gain (loss) on security transactions.........................                 460               4,701
   Net realized gain distributions...........................................              64,733              78,338
   Change in unrealized appreciation (depreciation) during the period........            (110,082)            (16,413)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (47,332)             73,921
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,029                  20
   Net transfers.............................................................                (669)             11,628
   Surrenders for benefit payments and fees..................................              (4,591)             (6,717)
   Other transactions........................................................                 (98)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               6,671               4,931
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (40,661)             78,852

NET ASSETS:
   Beginning of period.......................................................             522,915             613,472
                                                                               -------------------  ------------------
   End of period.............................................................   $         482,254   $         692,324
                                                                               ===================  ==================

                                                                                  THE HARTFORD        THE HARTFORD
                                                                                     GROWTH              CAPITAL
                                                                               OPPORTUNITIES FUND   APPRECIATION FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (410)   $            (927)
   Net realized gain (loss) on security transactions.........................                888                  190
   Net realized gain distributions...........................................              8,424               67,886
   Change in unrealized appreciation (depreciation) during the period........               (788)             (60,214)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              8,114                6,935
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             12,138               13,304
   Net transfers.............................................................             10,483               (5,339)
   Surrenders for benefit payments and fees..................................             (7,180)             (11,384)
   Other transactions........................................................                 --                   42
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             15,441               (3,377)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             23,555                3,558

NET ASSETS:
   Beginning of period.......................................................             79,508              820,142
                                                                               ------------------  -------------------
   End of period.............................................................  $         103,063    $         823,700
                                                                               ==================  ===================

                                                                                                      THE HARTFORD
                                                                                  THE HARTFORD          SMALLCAP
                                                                                  BALANCED FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          13,459   $            (497)
   Net realized gain (loss) on security transactions.........................              7,518               1,440
   Net realized gain distributions...........................................                 --               7,881
   Change in unrealized appreciation (depreciation) during the period........            (30,888)            (10,358)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (9,911)             (1,534)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,859               2,293
   Net transfers.............................................................             11,450              (1,959)
   Surrenders for benefit payments and fees..................................            (29,261)             (5,360)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             15,048              (5,026)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,137              (6,560)

NET ASSETS:
   Beginning of period.......................................................          1,035,658             103,051
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,040,795   $          96,491
                                                                               ==================  ==================

                                                                                   HARTFORD        HOTCHKIS AND WILEY
                                                                                 GLOBAL EQUITY          LARGE CAP
                                                                                  INCOME FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             322    $              13
   Net realized gain (loss) on security transactions.........................                 11                    8
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........               (804)                (187)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (471)                (166)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  6                   --
   Net transfers.............................................................                992                   --
   Surrenders for benefit payments and fees..................................               (187)                 (54)
   Other transactions........................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                811                  (54)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                340                 (220)

NET ASSETS:
   Beginning of period.......................................................             14,570                1,992
                                                                               ------------------  -------------------
   End of period.............................................................  $          14,910    $           1,772
                                                                               ==================  ===================

                                                                                   LORD ABBETT            PIMCO
                                                                                      VALUE               TOTAL
                                                                               OPPORTUNITIES FUND      RETURN FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (98)  $           2,144
   Net realized gain (loss) on security transactions.........................                (86)               (144)
   Net realized gain distributions...........................................              1,721               3,664
   Change in unrealized appreciation (depreciation) during the period........             (2,349)             (5,784)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (812)               (120)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,559               6,700
   Net transfers.............................................................                435                (898)
   Surrenders for benefit payments and fees..................................             (1,775)             (1,962)
   Other transactions........................................................                 --                 (28)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,219               3,812
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,407               3,692

NET ASSETS:
   Beginning of period.......................................................             22,158             102,851
                                                                               ------------------  ------------------
   End of period.............................................................  $          23,565   $         106,543
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   VICTORY
                                                                                 DIVERSIFIED            INVESCO
                                                                                 STOCK FUND          COMSTOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               50   $              113
   Net realized gain (loss) on security transactions.......................                   9                   29
   Net realized gain distributions.........................................               2,677                1,020
   Change in unrealized appreciation (depreciation) during the period......              (3,758)              (1,934)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,022)                (772)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,012                1,803
   Net transfers...........................................................                 872                   --
   Surrenders for benefit payments and fees................................                (278)                (155)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,606                1,648
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               2,584                  876

NET ASSETS:
   Beginning of period.....................................................              27,745               11,473
                                                                             -------------------  -------------------
   End of period...........................................................  $           30,329   $           12,349
                                                                             ===================  ===================

                                                                                   INVESCO
                                                                                 EQUITY AND
                                                                                 INCOME FUND
                                                                                 SUB-ACCOUNT
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,659
   Net realized gain (loss) on security transactions.......................                 608
   Net realized gain distributions.........................................               3,976
   Change in unrealized appreciation (depreciation) during the period......             (11,434)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations.........              (4,191)
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               6,019
   Net transfers...........................................................              (1,686)
   Surrenders for benefit payments and fees................................                (527)
   Other transactions......................................................                  (4)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,802
                                                                             -------------------
   Net increase (decrease) in net assets...................................                (389)

NET ASSETS:
   Beginning of period.....................................................             147,796
                                                                             -------------------
   End of period...........................................................  $          147,407
                                                                             ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                                                                INTERNATIONAL       THE GROWTH FUND
                                                                                 VALUE FUND          OF AMERICA(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             945    $             (83)
   Net realized gain (loss) on security transactions.......................                   5                   23
   Net realized gain distributions.........................................                  --                1,687
   Change in unrealized appreciation (depreciation) during the period......              (3,668)                (134)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,718)               1,493
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,903                1,074
   Net transfers...........................................................              22,084                  760
   Surrenders for benefit payments and fees................................                (269)                 (93)
   Other transactions......................................................                  --                   (1)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              25,718                1,740
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              23,000                3,233

NET ASSETS:
   Beginning of period.....................................................              11,748               15,935
                                                                             -------------------  -------------------
   End of period...........................................................   $          34,748    $          19,168
                                                                             ===================  ===================



                                                                                LIFEPATH 2020        LIFEPATH 2030
                                                                                PORTFOLIO(R)         PORTFOLIO(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,364   $              979
   Net realized gain (loss) on security transactions.......................                (173)                (496)
   Net realized gain distributions.........................................              16,226               12,398
   Change in unrealized appreciation (depreciation) during the period......             (12,081)              (8,469)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,336                4,412
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              17,499               25,986
   Net transfers...........................................................              14,569                2,088
   Surrenders for benefit payments and fees................................              (4,509)             (28,639)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              27,559                 (565)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              32,895                3,847

NET ASSETS:
   Beginning of period.....................................................             126,153              103,084
                                                                             -------------------  -------------------
   End of period...........................................................   $         159,048   $          106,931
                                                                             ===================  ===================


                                                                                                      LIFEPATH(R)
                                                                                LIFEPATH 2040         RETIREMENT
                                                                                PORTFOLIO(R)           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,037   $            6,332
   Net realized gain (loss) on security transactions.......................                (120)                 795
   Net realized gain distributions.........................................              15,129               39,568
   Change in unrealized appreciation (depreciation) during the period......             (12,091)             (28,775)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               3,955               17,920
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              41,055               54,709
   Net transfers...........................................................              11,217               (4,650)
   Surrenders for benefit payments and fees................................              (2,550)             (23,480)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              49,722               26,579
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              53,677               44,499

NET ASSETS:
   Beginning of period.....................................................              69,586              382,712
                                                                             -------------------  -------------------
   End of period...........................................................  $          123,263   $          427,211
                                                                             ===================  ===================


                                                                                                    GOLDMAN SACHS
                                                                               CALVERT EQUITY          MID CAP
                                                                                  PORTFOLIO          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (136)  $              (8)
   Net realized gain (loss) on security transactions.......................                211               2,434
   Net realized gain distributions.........................................              3,128              15,600
   Change in unrealized appreciation (depreciation) during the period......                  1              (7,149)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              3,204              10,877
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              3,229               5,561
   Net transfers...........................................................               (102)                943
   Surrenders for benefit payments and fees................................               (245)             (3,814)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,882               2,690
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              6,086              13,567

NET ASSETS:
   Beginning of period.....................................................             28,787              78,375
                                                                             ------------------  ------------------
   End of period...........................................................  $          34,873   $          91,942
                                                                             ==================  ==================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                  DIVIDEND AND        INTERNATIONAL
                                                                                   GROWTH FUND     OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,082    $             382
   Net realized gain (loss) on security transactions.........................              6,010                    3
   Net realized gain distributions...........................................            106,600                5,919
   Change in unrealized appreciation (depreciation) during the period........             10,555               (8,906)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            134,247               (2,602)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             39,478               11,717
   Net transfers.............................................................             17,294                3,617
   Surrenders for benefit payments and fees..................................            (17,479)                (158)
   Other transactions........................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             39,293               15,176
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            173,540               12,574

NET ASSETS:
   Beginning of period.......................................................          1,109,652               40,730
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,283,192    $          53,304
                                                                               ==================  ===================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                      SMALL             HEALTHCARE
                                                                                  COMPANY FUND             FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,314)  $          (2,660)
   Net realized gain (loss) on security transactions.........................               4,187               3,352
   Net realized gain distributions...........................................              84,762              40,004
   Change in unrealized appreciation (depreciation) during the period........             (56,874)             83,090
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              29,761             123,786
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              15,008               8,899
   Net transfers.............................................................             (11,909)             18,037
   Surrenders for benefit payments and fees..................................              (5,349)             (5,204)
   Other transactions........................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (2,250)             21,732
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              27,511             145,518

NET ASSETS:
   Beginning of period.......................................................             495,404             467,954
                                                                               -------------------  ------------------
   End of period.............................................................   $         522,915   $         613,472
                                                                               ===================  ==================

                                                                                                      THE HARTFORD
                                                                                 THE HARTFORD            GROWTH
                                                                                  GROWTH FUND      OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT (1)      SUB-ACCOUNT (1)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (21)   $           (284)
   Net realized gain (loss) on security transactions.........................                825                 213
   Net realized gain distributions...........................................              1,173              13,677
   Change in unrealized appreciation (depreciation) during the period........             (2,141)             (4,925)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (164)              8,681
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                859               6,596
   Net transfers.............................................................            (18,179)             24,910
   Surrenders for benefit payments and fees..................................               (749)             (1,312)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (18,070)             30,194
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (18,234)             38,875

NET ASSETS:
   Beginning of period.......................................................             18,234              40,633
                                                                               ------------------  ------------------
   End of period.............................................................  $              --    $         79,508
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                    CAPITAL          THE HARTFORD
                                                                               APPRECIATION FUND     BALANCED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (530)  $           6,660
   Net realized gain (loss) on security transactions.........................              4,277               3,637
   Net realized gain distributions...........................................            206,132                  --
   Change in unrealized appreciation (depreciation) during the period........           (158,103)             74,821
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             51,776              85,118
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             42,087              46,043
   Net transfers.............................................................             (2,561)                776
   Surrenders for benefit payments and fees..................................            (12,377)            (12,983)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,148              33,836
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             78,924             118,954

NET ASSETS:
   Beginning of period.......................................................            741,218             916,704
                                                                               ------------------  ------------------
   End of period.............................................................  $         820,142   $       1,035,658
                                                                               ==================  ==================

(1) Effective April 7, 2014 Hartford Growth Fund merged with Hartford Growth Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD         HARTFORD
                                                                                    SMALLCAP         GLOBAL EQUITY
                                                                                   GROWTH FUND        INCOME FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (2)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (449)  $              34
   Net realized gain (loss) on security transactions.........................              1,069                  43
   Net realized gain distributions...........................................              4,298                 642
   Change in unrealized appreciation (depreciation) during the period........                788                (430)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              5,706                 289
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,036                 428
   Net transfers.............................................................             (5,497)                419
   Surrenders for benefit payments and fees..................................             (1,939)               (333)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,600                 514
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              7,306                 803

NET ASSETS:
   Beginning of period.......................................................             95,745              13,767
                                                                               ------------------  ------------------
   End of period.............................................................  $         103,051   $          14,570
                                                                               ==================  ==================

                                                                               HOTCHKIS AND WILEY       LORD ABBETT
                                                                                    LARGE CAP              VALUE
                                                                                   VALUE FUND       OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              42    $             (83)
   Net realized gain (loss) on security transactions.........................                  19                   10
   Net realized gain distributions...........................................                  --                2,817
   Change in unrealized appreciation (depreciation) during the period........                 172               (1,014)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 233                1,730
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 407                1,725
   Net transfers.............................................................                  22                   --
   Surrenders for benefit payments and fees..................................                 (57)                (278)
   Other transactions........................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 372                1,447
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................                 605                3,177

NET ASSETS:
   Beginning of period.......................................................               1,387               18,981
                                                                               -------------------  -------------------
   End of period.............................................................   $           1,992    $          22,158
                                                                               ===================  ===================

                                                                                     PIMCO               VICTORY
                                                                                     TOTAL             DIVERSIFIED
                                                                                  RETURN FUND          STOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,185    $            133
   Net realized gain (loss) on security transactions.........................               (113)                237
   Net realized gain distributions...........................................                789               3,740
   Change in unrealized appreciation (depreciation) during the period........               (559)             (1,684)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,302               2,426
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,052               1,929
   Net transfers.............................................................             (2,605)              2,737
   Surrenders for benefit payments and fees..................................             (1,651)               (851)
   Other transactions........................................................                  2                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             14,798               3,815
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             18,100               6,241

NET ASSETS:
   Beginning of period.......................................................             84,751              21,504
                                                                               ------------------  ------------------
   End of period.............................................................  $         102,851    $         27,745
                                                                               ==================  ==================

                                                                                                        INVESCO
                                                                                    INVESCO           EQUITY AND
                                                                                 COMSTOCK FUND        INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             126   $           3,074
   Net realized gain (loss) on security transactions.........................                 41                 103
   Net realized gain distributions...........................................                 --              12,144
   Change in unrealized appreciation (depreciation) during the period........                677              (4,171)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                844              11,150
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,156              10,307
   Net transfers.............................................................                 --                 238
   Surrenders for benefit payments and fees..................................               (156)               (200)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,000              10,345
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,844              21,495

NET ASSETS:
   Beginning of period.......................................................              8,629             126,301
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,473   $         147,796
                                                                               ==================  ==================

(2) Effective May 30, 2014, the Hartford Global Research Fund was renamed Hartford Global Equity Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
I.   ORGANIZATION

     Separate Account Twelve (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

     On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts:

     AB International Value Fund, American Funds The Growth Fund of America(R), BlackRock LifePath(R) Dynamic 2020 Fund (formerly BlackRock LifePath(R) 2020 Portfolio), BlackRock LifePath(R) Dynamic 2030 Fund (formerly BlackRock LifePath(R) 2030 Portfolio), BlackRock LifePath(R) Dynamic 2040 Fund (formerly BlackRock LifePath(R) 2040 Portfolio), BlackRock LifePath(R) Dynamic Retirement Fund (formerly BlackRock LifePath(R) Retirement Fund), Calvert Equity Portfolio, Goldman Sachs Mid Cap Value Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford Small Company Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Capital Appreciation Fund, The Hartford Balanced Fund, The Hartford Small Cap Growth Fund, Hartford Global Equity Income Fund, Hotchkis and Wiley Large Cap Value Fund, Lord Abbett Value Opportunities Fund, PIMCO Total Return Fund, Victory Diversified Stock Fund, Invesco Comstock Fund, and Invesco Equity and Income Fund

     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. There were no funds subject to a merger in 2015 and 2016, For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:


     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2014
     ---------------------------------------  -----------------------
     Hartford Growth Opportunities
       HLS Fund.............................          $19,691

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the exdividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
        income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2016, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the period ended December 31, 2016.

     g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2016. The 2013 through 2016 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) PROGRAM AND ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.50% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTION WITH RELATED PARTY -- Hartford Funds, an affiliate of the Sponsor, provides investment advisory services to the Hartford HLS Funds and charges advisory fees at a maximum annual rate of 0.9% of the Funds' average daily net assets. These fees are deducted from the mutual fund assets and are reflected through a reduction of the mutual fund net asset value.



--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows


                                                                                                           PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST       FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AB International Value Fund........................................................................       $      388     $     5,668
American Funds The Growth Fund of America(R).......................................................            1,406             222
BlackRock LifePath(R) Dynamic 2020 Fund*...........................................................            3,506          53,207
BlackRock LifePath(R) Dynamic 2030 Fund*...........................................................            4,390          52,547
BlackRock LifePath(R) Dynamic 2040 Fund*...........................................................           10,507          94,097
BlackRock LifePath(R) Dynamic Retirement Fund*.....................................................           43,405          29,617
Calvert Equity Portfolio...........................................................................           11,041           4,389
Goldman Sachs Mid Cap Value Fund...................................................................            5,757          14,413
The Hartford Dividend and Growth Fund..............................................................           93,196          47,790
The Hartford International Opportunities Fund......................................................           17,104           2,425
The Hartford Small Company Fund....................................................................            9,935          22,169
The Hartford Healthcare Fund.......................................................................           57,583          23,861
The Hartford Growth Opportunities Fund.............................................................           12,765          22,902
The Hartford Capital Appreciation Fund.............................................................           26,838          34,951
The Hartford Balanced Fund.........................................................................           11,984         299,412
The Hartford Small Cap Growth Fund.................................................................            1,626          14,326
Hartford Global Equity Income Fund.................................................................              249           5,809
Hotchkis and Wiley Large Cap Value Fund............................................................               34              66
Lord Abbett Value Opportunities Fund...............................................................            5,851           1,634
PIMCO Total Return Fund............................................................................            9,185          19,851
Victory Diversified Stock Fund.....................................................................            2,012           5,124
Invesco Comstock Fund..............................................................................            2,927           3,579
Invesco Equity and Income Fund.....................................................................           15,336          72,137

*     See Note 1 for additional information realated to this Sub-Account

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:


                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AB International Value Fund*.......................................................................       $    1,975    $        482
American Funds The Growth Fund of America(R).......................................................            3,894             381
BlackRock LifePath(R) 2020 Portfolio*..............................................................           31,407          49,083
BlackRock LifePath(R) 2030 Portfolio*..............................................................           37,936           3,095
BlackRock LifePath(R) 2040 Portfolio*..............................................................           79,932           6,200
BlackRock LifePath(R) Retirement Fund*.............................................................           75,533          16,114
Calvert Equity Portfolio...........................................................................           13,574             282
Goldman Sachs Mid Cap Value Fund...................................................................           19,533           1,095
The Hartford Dividend and Growth Fund..............................................................          159,331          41,613
The Hartford International Opportunities Fund......................................................           25,216           4,303
The Hartford Small Company Fund....................................................................           80,203          11,236
The Hartford Healthcare Fund.......................................................................          100,561           9,987
The Hartford Growth Opportunities Fund.............................................................           31,984           8,530
The Hartford Capital Appreciation Fund.............................................................           93,509          29,927
The Hartford Balanced Fund.........................................................................           61,325          32,818
The Hartford SmallCap Growth Fund..................................................................           10,822           8,469
Hartford Global Equity Income Fund.................................................................            1,375             247


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------

                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
Hotchkis and Wiley Large Cap Value Fund............................................................       $       23    $         65
Lord Abbett Value Opportunities Fund...............................................................            5,943           2,098
PIMCO Total Return Fund............................................................................           16,075           6,457
Victory Diversified Stock Fund.....................................................................            6,674             341
Invesco Comstock Fund..............................................................................            2,991             206
Invesco Equity and Income Fund.....................................................................           17,224           6,783

*     See Note I for additional information related to this Sub-Account.

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:


                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AllianceBernstein International Value Fund.........................................................       $   28,203    $      1,539
American Funds The Growth Fund of America(R).......................................................            3,516             163
LifePath 2020 Portfolio(R).........................................................................           49,845           4,693
LifePath 2030 Portfolio(R).........................................................................           41,670          28,859
LifePath 2040 Portfolio(R).........................................................................           69,835           3,943
LifePath(R) Retirement Portfolio...................................................................           99,589          27,106
Calvert Equity Portfolio...........................................................................            6,751             876
Goldman Sachs Mid Cap Value Fund...................................................................           34,313          16,030
The Hartford Dividend and Growth Fund..............................................................          184,409          27,435
The Hartford International Opportunities Fund......................................................           21,806             321
The Hartford Small Company Fund....................................................................          104,401          24,205
The Hartford Healthcare Fund.......................................................................           66,644           7,568
The Hartford Growth Fund...........................................................................            3,539          20,457
The Hartford Growth Opportunities Fund.............................................................           45,290           1,695
The Hartford Capital Appreciation Fund.............................................................          256,074          23,324
The Hartford Balanced Fund.........................................................................           57,200          16,704
The Hartford SmallCap Growth Fund..................................................................           16,475          11,018
Hartford Global Equity Income Fund.................................................................            1,579             378
Hotchkis and Wiley Large Cap Value Fund............................................................              566             147
Lord Abbett Value Opportunities Fund...............................................................            4,502             317
PIMCO Total Return Fund............................................................................           28,874          10,097
Victory Diversified Stock Fund.....................................................................            8,801           1,104
Invesco Comstock Fund..............................................................................            2,331             198
Invesco Equity and Income Fund.....................................................................           26,164             601

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2016 were as follows:


                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
AB International Value Fund..............................................................           45         797           (752)
American Funds The Growth Fund of America(R).............................................           --           6             (6)
BlackRock LifePath(R) Dynamic 2020 Fund..................................................          176       4,014         (3,838)
BlackRock LifePath(R) Dynamic 2030 Fund..................................................          201       4,282         (4,081)
BlackRock LifePath(R) Dynamic 2040 Fund..................................................          702       8,011         (7,309)
BlackRock LifePath(R) Dynamic Retirement Fund............................................        4,555       2,906          1,649
Calvert Equity Portfolio.................................................................          308         211             97
Goldman Sachs Mid Cap Value Fund.........................................................          170         802           (632)


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
The Hartford Dividend and Growth Fund....................................................        1,347       1,882           (535)
The Hartford International Opportunities Fund............................................        1,241         171          1,070
The Hartford Small Company Fund..........................................................          532       1,120           (588)
The Hartford Healthcare Fund.............................................................           --         649           (649)
The Hartford Growth Opportunities Fund...................................................          425       1,154           (729)
The Hartford Capital Appreciation Fund...................................................        1,000       1,403           (403)
The Hartford Balanced Fund...............................................................          127      17,499        (17,372)
The Hartford Small Cap Growth Fund.......................................................           31         844           (813)
Hartford Global Equity Income Fund.......................................................            8         293           (285)
Hotchkis and Wiley Large Cap Value Fund..................................................           --           3             (3)
Lord Abbett Value Opportunities Fund.....................................................          354         137            217
PIMCO Total Return Fund..................................................................          501       1,240           (739)
Victory Diversified Stock Fund...........................................................           90         312           (222)
Invesco Comstock Fund....................................................................          115         252           (137)
Invesco Equity and Income Fund...........................................................          786       4,269         (3,483)

     The changes in units outstanding for the period ended December 31, 2015 were as follows:


                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
AB International Value Fund*.............................................................          186           43            143
American Funds The Growth Fund of America(R).............................................          122           17            105
BlackRock LifePath(R) 2020 Portfolio*....................................................        1,564        3,545         (1,981)
BlackRock LifePath(R) 2030 Portfolio*....................................................        2,000          194          1,806
BlackRock LifePath(R) 2040 Portfolio*....................................................        4,706          432          4,274
BlackRock LifePath(R) Retirement Fund*...................................................        7,614        1,626          5,988
Calvert Equity Portfolio.................................................................          283            7            276
Goldman Sachs Mid Cap Value Fund.........................................................          533           46            487
The Hartford Dividend and Growth Fund....................................................        1,743        1,622            121
The Hartford International Opportunities Fund............................................        1,663          310          1,353
The Hartford Small Company Fund..........................................................          919          388            531
The Hartford Healthcare Fund.............................................................          334          202            132
The Hartford Growth Opportunities Fund...................................................        1,174          389            785
The Hartford Capital Appreciation Fund...................................................        1,068        1,138            (70)
The Hartford Balanced Fund...............................................................        2,294        1,586            708
The Hartford SmallCap Growth Fund........................................................          144          337           (193)
Hartford Global Equity Income Fund.......................................................           97            8             89
Hotchkis and Wiley Large Cap Value Fund..................................................           --            3             (3)
Lord Abbett Value Opportunities Fund.....................................................          335          107            228
PIMCO Total Return Fund..................................................................          745          415            330
Victory Diversified Stock Fund...........................................................          254           15            239
Invesco Comstock Fund....................................................................          113            9            104
Invesco Equity and Income Fund...........................................................          726          439            287

*    See Note I for additional information related to this Sub-Account.




--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
AllianceBernstein International Value Fund...............................................        3,288         118          3,170
American Funds The Growth Fund of America(R).............................................          120           6            114
LifePath 2020 Portfolio(R)...............................................................        2,328         311          2,017
LifePath 2030 Portfolio(R)...............................................................        2,075       2,140            (65)
LifePath 2040 Portfolio(R)...............................................................        4,059         270          3,789
LifePath(R) Retirement Portfolio.........................................................        9,308       2,471          6,837
Calvert Equity Portfolio.................................................................          201          20            181
Goldman Sachs Mid Cap Value Fund.........................................................          935         350            585
The Hartford Dividend and Growth Fund....................................................        2,956       1,048          1,908
The Hartford International Opportunities Fund............................................        1,120          12          1,108
The Hartford Small Company Fund..........................................................        1,156         916            240
The Hartford Healthcare Fund.............................................................          997         190            807
The Hartford Growth Fund.................................................................          134       1,306         (1,172)
The Hartford Growth Opportunities Fund...................................................        1,769          89          1,680
The Hartford Capital Appreciation Fund...................................................        2,422         888          1,534
The Hartford Balanced Fund...............................................................        2,748         750          1,998
The Hartford SmallCap Growth Fund........................................................          626         636            (10)
Hartford Global Equity Income Fund*......................................................           74          20             54
Hotchkis and Wiley Large Cap Value Fund..................................................           30           8             22
Lord Abbett Value Opportunities Fund.....................................................          169          15            154
PIMCO Total Return Fund..................................................................        1,634         865            769
Victory Diversified Stock Fund...........................................................          343          52            291
Invesco Comstock Fund....................................................................          130          10            120
Invesco Equity and Income Fund...........................................................          908          15            893

6.   FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2016. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                          INVESTMENT
                              UNIT                                   EXPENSE                INCOME
                           FAIR VALUE                            RATIO LOWEST TO        RATIO LOWEST TO       TOTAL RETURN RATIO
        UNITS #        LOWEST TO HIGHEST #        NET ASSETS        HIGHEST*               HIGHEST**         LOWEST TO HIGHEST***
       --------  -------------------------------  -----------  -------------------  ---------------------  -------------------------
AB INTERNATIONAL VALUE FUND
2016       3,942  $  7.659839   to   $  12.130000  $    30,268    --    to   0.50%   0.17%    to    0.17%    (1.47)%   to   (1.14)%
2015       4,694     7.773888   to      12.270000       36,565    --    to   0.50%   1.38%    to    1.39%     1.07%    to    2.01%
2014       4,551     7.620533   to      12.140000       34,748    --    to   0.50%   1.40%    to    3.50%    (9.47)%   to   (7.02)%
2013       1,381     8.196067   to      13.410000       11,748    --    to   0.50%   5.03%    to    8.08%    16.41%    to   21.45%
2012         289     6.748367   to      11.520000        2,335    --    to   0.50%   3.26%    to    4.21%    10.77%    to   13.64%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
2016       1,248    18.758496   to      18.758496       23,422  0.50%   to   0.50%   0.25%    to    0.25%     7.58%    to    7.58%
2015       1,254    17.437187   to      17.437187       21,876  0.50%   to   0.50%   0.26%    to    0.26%     4.51%    to    4.51%
2014       1,149    16.684687   to      16.684687       19,168  0.01%   to   0.50%   0.03%    to    0.03%     8.40%    to    8.40%
2013       1,035    15.392175   to      15.392175       15,935  0.50%   to   0.50%   0.04%    to    0.04%    32.76%    to   32.76%
2012          32    11.593823   to      11.593823          368  0.50%   to   0.50%   0.89%    to    0.89%    19.60%    to   19.60%


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

                                                                                          INVESTMENT
                              UNIT                                   EXPENSE                INCOME
                           FAIR VALUE                            RATIO LOWEST TO        RATIO LOWEST TO       TOTAL RETURN RATIO
        UNITS #        LOWEST TO HIGHEST #        NET ASSETS        HIGHEST*               HIGHEST**         LOWEST TO HIGHEST***
       --------  -------------------------------  -----------  -------------------  ---------------------  -------------------------
BLACKROCK LIFEPATH(R) DYNAMIC 2020 FUND+
2016       5,804  $ 13.770000   to   $  14.075157  $    81,495    --    to   0.50%   1.42%    to    1.52%     5.51%    to    5.51%
2015       9,642    13.339645   to      13.339645      128,526  0.50%   to   0.50%   1.70%    to    1.70%    (2.52)%   to   (2.52)%
2014      11,623    13.684082   to      13.684082      159,048  0.01%   to   0.50%   1.45%    to    1.45%     4.20%    to    4.20%
2013       9,606    13.132251   to      13.132251      126,153  0.50%   to   0.50%   1.35%    to    1.35%     8.91%    to    8.91%
2012      10,480    12.057710   to      12.057710      126,368  0.50%   to   0.50%   1.57%    to    1.57%    10.12%    to   10.12%

BLACKROCK LIFEPATH(R) DYNAMIC 2030 FUND+
2016       5,609    13.330000   to      14.018340       78,453    --    to   0.50%   1.57%    to    1.69%     4.30%    to    6.40%
2015       9,690    12.780000   to      13.175425      127,571    --    to   0.50%   1.68%    to    1.76%   (10.50)%   to   (2.73)%
2014       7,884    13.545775   to      14.280000      106,931    --    to   0.50%   1.45%    to    1.68%    (8.93)%   to    4.46%
2013       7,949    12.967722   to      12.967722      103,084  0.50%   to   0.50%   1.50%    to    1.50%    12.88%    to   12.88%
2012       6,531    11.488159   to      11.488159       75,029  0.50%   to   0.50%   1.30%    to    1.30%    12.19%    to   12.19%

BLACKROCK LIFEPATH(R) DYNAMIC 2040 FUND+
2016       6,107    13.891758   to      15.910000       85,506    --    to   0.50%   1.67%    to    1.87%     5.36%    to    7.16%
2015      13,416    12.963733   to      15.100000      174,613    --    to   0.50%   1.59%    to    1.65%   (12.31)%   to   (3.06)%
2014       9,142    13.372408   to      17.220000      123,263    --    to   0.50%   1.49%    to    1.58%    (9.27)%   to    4.71%
2013       5,353    12.771427   to      18.980000       69,586    --    to   0.50%   1.36%    to    1.59%     7.29%    to   16.12%
2012      11,813    10.998938   to      17.690000      131,013    --    to   0.50%   1.69%    to    1.88%     9.33%    to   13.84%

BLACKROCK LIFEPATH(R) DYNAMIC RETIREMENT FUND+
2016      50,089     9.640000   to      14.754205      483,498    --    to   0.50%   1.16%    to    1.51%     4.10%    to    5.14%
2015      48,440     9.260000   to      14.033118      452,458    --    to   0.50%   2.00%    to    2.02%    (7.31)%   to   (2.27)%
2014      42,452     9.990000   to      14.359686      427,211    --    to   0.50%   1.56%    to    1.57%    (6.55)%   to    4.04%
2013      35,615    10.690000   to      13.802452      382,712    --    to   0.50%   1.13%    to    1.23%    (1.38)%   to    5.41%
2012      39,130    10.840000   to      13.094264      449,202    --    to   0.50%   0.99%    to    1.81%     3.24%    to    7.92%

CALVERT EQUITY PORTFOLIO
2016       2,247    19.226965   to      36.840000       44,218    --    to   0.50%   0.15%    to    0.16%    (7.97)%   to    1.81%
2015       2,150    18.885144   to      40.030000       41,110    --    to   0.50%   0.33%    to    0.35%   (17.31)%   to    3.16%
2014       1,874    18.306239   to      48.410000       34,873    --    to   0.50%   0.04%    to    0.04%     0.83%    to   10.49%
2013       1,693    16.568501   to      48.010000       28,787    --    to   0.50%   0.11%    to    0.15%    24.90%    to   29.77%
2012       1,146    12.767290   to      38.440000       15,406    --    to   0.50%   0.02%    to    0.02%    14.94%    to   15.33%

GOLDMAN SACHS MID CAP VALUE FUND
2016       3,831    18.678836   to      36.790000       90,350    --    to   0.50%   1.05%    to    1.09%    11.72%    to   12.28%
2015       4,463    16.635369   to      32.930000       90,176    --    to   0.50%   0.29%    to    0.29%   (20.17)%   to   (9.92)%
2014       3,976    18.466364   to      41.250000       91,942    --    to   0.50%   0.25%    to    0.31%    (6.42)%   to   12.68%
2013       3,391    16.387748   to      44.080000       78,375    --    to   0.50%   0.07%    to    0.76%    12.94%    to   31.77%
2012       7,847    12.436203   to      39.030000      302,076    --    to   0.50%   1.00%    to    1.39%    17.00%    to   17.44%

THE HARTFORD DIVIDEND AND GROWTH FUND
2016      55,900    24.470000   to      25.380861    1,417,613    --    to   0.50%   1.56%    to    1.56%     9.14%    to   13.75%
2015      56,435    22.313467   to      22.420000    1,259,408    --    to   0.50%   1.48%    to    1.58%   (11.07)%   to   (1.95)%
2014      56,314    22.756165   to      25.210000    1,283,192    --    to   0.50%   1.42%    to    1.51%     1.33%    to   11.76%
2013      54,406    20.362247   to      24.880000    1,109,652    --    to   0.50%   1.15%    to    1.51%    20.72%    to   30.27%
2012      98,763    15.630477   to      20.610000    1,794,043    --    to   0.50%   1.73%    to    1.75%     9.22%    to   12.43%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
2016       6,373    13.518155   to      14.320000       86,654    --    to   0.50%   1.11%    to    1.15%    (0.35)%   to    0.19%
2015       5,303    13.492321   to      14.370000       72,061    --    to   0.50%   0.83%    to    0.89%    (1.30)%   to    0.56%
2014       3,950    13.417429   to      14.560000       53,304    --    to   0.50%   1.23%    to    1.28%   (16.23)%   to   (4.95)%
2013       2,842    14.116244   to      17.380000       40,730    --    to   0.50%   1.21%    to    1.57%    15.18%    to   19.70%
2012       2,626    11.793397   to      15.090000       31,348    --    to   0.50%   1.28%    to    1.52%    17.71%    to   18.46%


--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                             UNIT                                    EXPENSE                INCOME
                          FAIR VALUE                             RATIO LOWEST TO        RATIO LOWEST TO       TOTAL RETURN RATIO
       UNITS #        LOWEST TO HIGHEST #        NET ASSETS         HIGHEST*               HIGHEST**         LOWEST TO HIGHEST***
      --------  -------------------------------  -----------  --------------------  ---------------------  -------------------------
THE HARTFORD SMALL COMPANY FUND
2016     21,838  $ 16.860000   to   $  22.273917  $   476,652     --    to   0.50%     --     to      --      1.31%    to    1.81%
2015     22,426    16.560000   to      21.986966      482,254     --    to   0.50%     --     to      --    (21.03)%   to   (8.89)%
2014     21,895    20.970000   to      24.131225      522,915     --    to   0.50%     --     to      --    (11.56)%   to    5.84%
2013     21,655    22.799066   to      23.710000      495,404     --    to   0.50%     --     to      --     27.61%    to   42.65%
2012     30,765    15.982516   to      18.580000      525,734     --    to   0.50%     --     to      --      6.78%    to   14.35%

THE HARTFORD HEALTHCARE FUND
2016     19,474    31.298392   to      31.298392      609,521   0.50%   to   0.50%     --     to      --     (9.03)%   to   (9.03)%
2015     20,123    34.404540   to      34.404540      692,324   0.50%   to   0.50%   1.59%    to    1.59%    12.11%    to   12.11%
2014     19,991    30.687014   to      30.687014      613,472   0.50%   to   0.50%     --     to      --     25.80%    to   25.80%
2013     19,184    24.393476   to      24.393476      467,954   0.50%   to   0.50%     --     to      --     48.69%    to   48.69%
2012     17,761    16.405828   to      16.405828      291,387   0.50%   to   0.50%     --     to      --     19.15%    to   19.15%

THE HARTFORD GROWTH OPPORTUNITIES FUND
2016      4,164    19.687482   to      35.810000       86,059     --    to   0.50%     --     to        --   (4.76)%   to   (1.59)%
2015      4,893    20.005239   to      37.600000      103,063     --    to   0.50%     --     to      --      1.29%    to   10.00%
2014      4,108    18.185987   to      37.120000       79,508     --    to   0.50%     --     to      --     (6.43)%   to   12.90%
2013      2,428    16.108494   to      39.670000       40,633     --    to   0.50%     --     to      --     29.60%    to   34.08%
2012        701    12.013827   to      30.610000        9,148     --    to   0.50%     --     to      --     25.60%    to   26.23%

THE HARTFORD CAPITAL APPRECIATION FUND
2016     35,119    23.364345   to      35.570000      844,621     --    to   0.50%   0.43%    to    0.43%     3.61%    to    3.70%
2015     35,522    22.551094   to      34.300000      823,700     --    to   0.50%   0.35%    to    0.36%    (7.52)%   to    0.82%
2014     35,592    22.367386   to      37.090000      820,142     --    to   0.50%   0.39%    to    0.40%   (20.53)%   to    6.80%
2013     34,058    20.944047   to      46.670000      741,218     --    to   0.50%   0.29%    to    0.30%    35.67%    to   40.96%
2012     28,688    14.858002   to      34.400000      433,168     --    to   0.50%   0.20%    to    0.78%    19.36%    to   19.57%

THE HARTFORD BALANCED FUND
2016     40,613    18.830342   to      21.270000      766,957     --    to   0.50%   1.28%    to    1.33%     4.26%    to    5.13%
2015     57,985    17.911842   to      20.400000    1,040,795     --    to   0.50%   1.77%    to    2.21%    (2.16)%   to   (0.88)%
2014     57,277    18.071605   to      20.850000    1,035,658     --    to   0.50%   1.18%    to    1.18%     8.31%    to    9.03%
2013     55,279    16.575444   to      19.250000      916,704     --    to   0.50%   1.19%    to    1.23%    18.90%    to   19.68%
2012     48,502    13.850325   to      16.190000      671,990     --    to   0.50%   1.12%    to    1.51%     9.61%    to   10.66%

THE HARTFORD SMALLCAP GROWTH FUND
2016      4,464    19.898815   to      49.000000       91,208     --    to   0.50%     --     to      --     10.99%    to   11.12%
2015      5,277    17.907447   to      44.150000       96,491     --    to   0.50%     --     to      --     (9.47)%   to   (1.80)%
2014      5,470    18.234947   to      48.770000      103,051     --    to   0.50%     --     to      --      2.09%    to    6.17%
2013      5,480    17.174630   to      47.770000       95,745     --    to   0.50%     --     to      --     33.85%    to   43.20%
2012      1,364    11.993729   to      35.690000       19,505     --    to   0.50%     --     to      --     15.79%    to   16.37%

HARTFORD GLOBAL EQUITY INCOME FUND
2016        583    11.020000   to      25.040860        9,878     --    to   0.50%   2.22%    to    2.22%     4.75%    to    6.59%
2015        868    10.520000   to      23.492763       14,910     --    to   0.50%   2.44%    to    2.52%    (4.80)%   to   (2.91)%
2014        779    11.050000   to      24.196000       14,570     --    to   0.50%   0.61%    to    0.65%    (2.64)%   to    1.99%
2013        725    11.350000   to      23.724999       13,767     --    to   0.50%   0.45%    to    0.61%    17.13%    to   27.60%
2012        246     9.690000   to      18.592772        2,693     --    to   0.50%   0.63%    to    3.72%    15.63%    to   17.21%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
2016         98    20.744667   to      20.744667        2,044   0.50%   to   0.50%   1.88%    to    1.88%    18.78%    to   18.78%
2015        101    17.464050   to      17.464050        1,772   0.50%   to   0.50%   1.17%    to    1.17%    (8.43)%   to   (8.43)%
2014        104    19.070795   to      19.070795        1,992  0.005%   to   0.50%   2.75%    to    2.75%    12.62%    to   12.62%
2013         82    16.933017   to      16.933017        1,387   0.50%   to   0.50%   1.84%    to    1.84%    38.86%    to   38.86%
2012         10    12.194707   to      12.194707          122   0.50%   to   0.50%   1.62%    to    1.62%    17.89%    to   17.89%


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

                                                                                          INVESTMENT
                              UNIT                                   EXPENSE                INCOME
                           FAIR VALUE                            RATIO LOWEST TO        RATIO LOWEST TO       TOTAL RETURN RATIO
        UNITS #        LOWEST TO HIGHEST #        NET ASSETS        HIGHEST*               HIGHEST**         LOWEST TO HIGHEST***
       --------  -------------------------------  -----------  -------------------  ---------------------  -------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
2016       2,159  $ 13.437039   to   $  19.400000  $    30,095     --   to   0.50%     --     to      --      9.92%    to   15.82%
2015       1,942    11.602153   to      17.650000       23,565     --   to   0.50%     --     to      --     (9.81)%   to   (3.36)%
2014       1,714    12.005669   to      19.570000       22,158     --   to   0.50%     --     to      --     (5.00)%   to    8.57%
2013       1,560    11.058042   to      20.600000       18,981     --   to   0.50%     --     to      --      1.18%    to   10.58%

PIMCO TOTAL RETURN FUND
2016       6,260    10.030000   to      16.418191       95,475     --   to   0.50%   2.58%    to    2.58%    (0.40)%   to    1.70%
2015       6,999    10.070000   to      16.143693      106,543     --   to   0.50%   2.51%    to    2.55%    (5.53)%   to   (0.16)%
2014       6,669    10.660000   to      16.169560      102,851     --   to   0.50%   3.69%    to    3.94%    (0.28)%   to    3.77%
2013       5,900    10.690000   to      15.582599       84,751     --   to   0.50%   2.01%    to    2.19%    (4.89)%   to   (2.79)%
2012      51,665    11.240000   to      16.030006      589,107     --   to   0.50%   3.96%    to    4.01%     3.40%    to    9.40%

VICTORY DIVERSIFIED STOCK FUND
2016       1,641    16.515126   to      18.420000       27,429     --   to   0.50%   1.20%    to    1.25%     1.26%    to    3.22%
2015       1,863    15.999905   to      18.190000       30,329     --   to   0.50%   0.60%    to    0.60%   (11.87)%   to   (3.38)%
2014       1,624    16.560193   to      20.640000       27,745     --   to   0.50%   0.92%    to    0.95%    (5.41)%   to    9.58%
2013       1,333    15.113015   to      21.820000       21,504     --   to   0.50%   0.80%    to    0.98%    31.05%    to   33.79%
2012         349    11.296444   to      16.650000        5,093     --   to   0.50%   1.20%    to    1.38%    15.15%    to   15.86%

INVESCO COMSTOCK FUND
2016         610    18.807846   to      23.670000       12,134     --   to   0.50%   2.16%    to    2.36%     9.18%    to   17.24%
2015         747    16.041493   to      21.680000       12,349     --   to   0.50%   1.37%    to    1.39%   (15.05)%   to   (6.40)%
2014         643    17.139049   to      25.520000       11,473     --   to   0.50%   1.66%    to    1.69%     7.36%    to    8.58%
2013         523    15.785020   to      23.770000        8,629     --   to   0.50%   1.16%    to    1.37%    33.46%    to   34.57%
2012      23,249    11.730098   to      17.810000      412,216     --   to   0.50%   1.57%    to    1.59%    17.09%    to   18.31%

INVESCO EQUITY AND INCOME FUND
2016       6,406    10.560000   to      18.995538      102,442     --   to   0.50%   1.67%    to    1.80%     9.77%    to   14.26%
2015       9,889     9.620000   to      16.624280      147,407     --   to   0.50%   2.18%    to    2.23%    (7.14)%   to   (2.84)%
2014       9,602    10.360000   to      17.109411      147,796     --   to   0.50%   2.63%    to    2.68%    (2.81)%   to    8.53%
2013       8,709    10.660000   to      15.765276      126,301     --   to   0.50%   1.93%    to    2.02%    16.00%    to   24.34%
2012       8,227     9.190000   to      12.679331       94,056     --   to   0.50%   1.76%    to    2.23%    10.46%    to   12.32%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.


--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     Management has evaluated events subsequent to December 31, 2016 and through the financial statement issuance date of April 27, 2017, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                    SA-53

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2017

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                          2016             2015             2014
-------------------------------------------------------------------------------   --------------   --------------   --------------
REVENUES
Fee income and other                                                              $          969   $        1,097   $        1,210
Earned premiums                                                                              203               92               32
Net investment income                                                                      1,373            1,456            1,543
Net realized capital gains (losses):
   Total other-than-temporary impairment ("OTTI") losses                                     (29)             (63)             (31)
   OTTI losses recognized in other comprehensive income (losses) ("OCI")                       1                2                2
                                                                                  --------------   --------------   --------------
   Net OTTI losses recognized in earnings                                                    (28)             (61)             (29)
   Other net realized capital gains (losses)                                                (135)             (85)             606
                                                                                  --------------   --------------   --------------
Total net realized capital gains (losses)                                                   (163)            (146)             577
                                                                                  --------------   --------------   --------------
     TOTAL REVENUES                                                                        2,382            2,499            3,362
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment expenses                                                1,437            1,402            1,460
Amortization of deferred policy acquisition costs ("DAC")                                    114               69              206
Insurance operating costs and other expenses                                                 472              524              851
Reinsurance gain on disposition                                                               --              (28)             (23)
Dividends to policyholders                                                                     3                2                7
                                                                                  --------------   --------------   --------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                                   2,026            1,969            2,501
     INCOME BEFORE INCOME TAXES                                                              356              530              861
Income tax expense                                                                            74               30              184
                                                                                  --------------   --------------   --------------
     NET INCOME                                                                              282              500              677
Net income attributable to noncontrolling interest                                            --               --                1
                                                                                  --------------   --------------   --------------
     NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY                   $          282   $          500   $          676
                                                                                  --------------   --------------   --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                           2016             2015            2014
--------------------------------------------------------------------------------  --------------   --------------   --------------
Net income                                                                        $          282   $          500   $          677
                                                                                  --------------   --------------   --------------
Other comprehensive income (loss):
   Change in net unrealized gain on securities                                               154             (615)             659
   Change in net gain on cash-flow hedging instruments                                       (25)             (13)              (9)
   Change in foreign currency translation adjustments                                         --               --               (3)
                                                                                  --------------   --------------   --------------
   OCI, net of tax                                                                           129             (628)             647
                                                                                  --------------   --------------   --------------
     Comprehensive income (loss)                                                             411             (128)           1,324
Less: Comprehensive income attributable to noncontrolling interest                            --               --                1
                                                                                  --------------   --------------   --------------
     COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY  $          411   $         (128)  $        1,323
                                                                                  --------------   --------------   --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                                                            AS OF DECEMBER 31,
                                                                                                     ------------------------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                      2016            2015
---------------------------------------------------------------------------------------------------  --------------  --------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,507 and $23,559)          $       23,819  $       24,657
Fixed maturities, at fair value using the fair value option (includes variable interest entity
  assets, at fair value, of $0 and $49)                                                                          82             165
Equity securities, available-for-sale, at fair value (cost of $142 and $471) (includes equity securities, at fair value using the fair value option, of $0 and $281, and variable interest
  entity assets of $0 and $1)                                                                                   152             459
Mortgage loans (net of allowance for loan losses of $19 and $19)                                              2,811           2,918
Policy loans, at outstanding balance                                                                          1,442           1,446
Limited partnerships and other alternative investments (includes variable interest entity assets of
  $0 and $2)                                                                                                    930           1,216
Other investments                                                                                               293             212
Short-term investments (includes variable interest entity assets of $0 and $2)                                1,349             572
                                                                                                     --------------  --------------
  Total investments                                                                                          30,878          31,645
Cash                                                                                                            554             305
Premiums receivable and agents' balances, net                                                                    18              19
Reinsurance recoverables                                                                                     20,725          20,499
Deferred policy acquisition costs                                                                               463             542
Deferred income taxes, net                                                                                    1,437           1,581
Other assets                                                                                                    606             648
Separate account assets                                                                                     115,665         120,111
                                                                                                     --------------  --------------
     TOTAL ASSETS                                                                                    $      170,346  $      175,350
                                                                                                     --------------  --------------
LIABILITIES
Reserve for future policy benefits                                                                   $       14,000  $       13,850
Other policyholder funds and benefits payable                                                                30,588          31,157
Other liabilities (includes variable interest entity liabilities of $0 and $12)                               2,272           2,070
Separate account liabilities                                                                                115,665         120,111
                                                                                                     --------------  --------------
     TOTAL LIABILITIES                                                                                      162,525         167,188
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock-1,000 shares authorized, issued and outstanding, par value $5,690                                    6               6
Additional paid-in capital                                                                                    4,935           5,687
Accumulated other comprehensive income, net of tax                                                              722             593
Retained earnings                                                                                             2,158           1,876
                                                                                                     --------------  --------------
     TOTAL STOCKHOLDER'S EQUITY                                                                               7,821           8,162
                                                                                                     --------------  --------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                      $      170,346  $      175,350
                                                                                                     --------------  --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                          NON-            TOTAL
                                           COMMON         PAID-IN      COMPREHENSIVE      RETAINED     CONTROLLING    STOCKHOLDER'S
(IN MILLIONS)                              STOCK          CAPITAL      INCOME (LOSS)      EARNINGS      INTEREST         EQUITY
------------------------------------  --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2015            $            6   $       5,687   $         593   $       1,876  $           -   $       8,162
Return of capital to parent                        -            (752)              -               -              -            (752)
Net income                                         -               -               -             282              -             282
Total other comprehensive income                   -               -             129               -              -             129
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2016            $            6   $       4,935   $         722   $       2,158  $           -   $       7,821
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2014            $            6   $       6,688   $       1,221   $       1,376  $           -   $       9,291
Return of capital to parent                        -          (1,001)              -               -              -          (1,001)
Net income                                         -               -               -             500              -             500
Total other comprehensive loss                     -               -            (628)              -              -            (628)
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2015            $            6   $       5,687   $         593   $       1,876  $           -   $       8,162
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2013            $            6   $       6,959   $         574   $         700  $           -   $       8,239
Return of capital to parent                        -            (271)              -               -              -            (271)
Net income                                         -               -               -             676              1             677
Change in non-controlling interest
   ownership                                                                                                     (1)             (1)
Total other comprehensive income                   -               -             647               -              -             647
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2014            $            6   $       6,688   $       1,221   $       1,376  $           -   $       9,291
                                      --------------   -------------   -------------   -------------  -------------   -------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                          2016             2015             2014
-------------------------------------------------------------------------------   --------------   --------------   --------------
OPERATING ACTIVITIES
   Net income                                                                     $          282   $          500   $          677
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING
   ACTIVITIES
   Net realized capital (gains) losses                                                       163              146             (577)
   Amortization of deferred policy acquisition costs                                         114               69              206
   Additions to deferred policy acquisition costs                                             (7)              (7)             (14)
   Reinsurance gain on disposition                                                            --              (28)             (23)
   Depreciation and amortization (accretion), net                                              9              (14)               6
   Other operating activities, net                                                            33               38              248
CHANGE IN ASSETS AND LIABILITIES:
   Decrease (increase) in reinsurance recoverables                                           117              (14)             170
   Increase (decrease) in accrued and deferred income taxes                                  278              (62)             302
   Increase in reserve for future policy benefits and unearned premiums                      111              276              586
   Net changes in other assets and other liabilities                                        (316)            (222)            (912)
                                                                                  --------------   --------------   --------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                               784              682              669
INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale                                                   10,152           11,465           10,333
   Fixed maturities, fair value option                                                        68              107              358
   Equity securities, available-for-sale                                                     321              586              107
   Mortgage loans                                                                            371              467              377
   Partnerships                                                                              395              252              152
Payments for the purchase of:
   Fixed maturities and short-term investments, available-for-sale                        (8,889)         (11,755)          (7,385)
   Fixed maturities, fair value option                                                       (29)             (67)            (217)
   Equity securities, available-for-sale                                                     (58)            (535)            (363)
   Mortgage loans                                                                           (263)            (282)            (146)
   Partnerships                                                                             (151)            (199)            (104)
Net payments for derivatives                                                                (261)            (167)             (66)
Net increase (decrease) in policy loans                                                        2              (31)             (14)
Net (payments for) proceeds from short-term investments                                     (769)           1,604             (556)
Other investing activities, net                                                              (25)               1               34
                                                                                  --------------   --------------   --------------
     NET CASH PROVIDED BY INVESTING ACTIVITIES                                               864            1,446            2,510
FINANCING ACTIVITIES
Deposits and other additions to investment and universal life-type contracts               4,162            4,674            4,567
Withdrawals and other deductions from investment and universal life-type
   contracts                                                                             (14,871)         (16,972)         (21,810)
Net transfers from separate accounts related to investment and universal
   life-type contracts                                                                     9,811           10,987           14,167
Net increase in securities loaned or sold under agreements to repurchase                     268              264               --
Return of capital to parent                                                                 (752)          (1,001)            (275)
Net repayments at maturity or settlement of consumer notes                                   (17)             (33)             (13)
                                                                                  --------------   --------------   --------------
     NET CASH USED FOR FINANCING ACTIVITIES                                               (1,399)          (2,081)          (3,364)
Foreign exchange rate effect on cash                                                          --               --               (3)
Net increase (decrease) in cash                                                              249               47             (188)
Cash -- beginning of year                                                                    305              258              446
                                                                                  --------------   --------------   --------------
     CASH -- END OF YEAR                                                          $          554   $          305   $          258
                                                                                  --------------   --------------   --------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax refunds received/(payments)                                                       210              (80)             187
Noncash return of capital                                                                     --               --               (4)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
             (DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

On January 1, 2016 the Company adopted new consolidation guidance issued by the Financial Accounting Standards Board ("FASB"). The updates revise when to consolidate variable interest entities ("VIEs") and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify guidance for determining whether limited partnerships are VIEs or voting interest entities. The new guidance did not have a material effect on the Company's Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL INSTRUMENTS - CREDIT LOSSES

The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the "incurred loss" approach with an "expected loss" model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on available-for-sale ("AFS") debt securities carried at fair value will continue to be measured as other-than-temporary impairments ("OTTI") when incurred; however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on AFS securities cannot cause the net carrying value to be below fair value and, therefore, it is possible that increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance will also require purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for AFS debt securities; rather, their cost basis will be evaluated for an allowance for OTTI prospectively. Early adoption is permitted as of January 1, 2019. The Company has not yet determined the timing for adoption or estimated the effect on the Company's consolidated financial statements. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on the effective interest method for recognizing interest income from AFS securities, updating our investment accounting system functionality to adjust valuation allowances based on changes in fair value and developing an implementation plan.

FINANCIAL INSTRUMENTS - RECOGNITION AND MEASUREMENT

The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income (loss) ("AOCI") to be evaluated for recoverability in combination with the Company's other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder's equity. Cash flows will not be affected. The impact will depend on the composition of the Company's investment portfolio in the future and changes in fair value of the Company's investments. As of December 31, 2016, equity securities available-for-sale totaled $152, with unrealized gains of $7 in AOCI, that would have been classified in retained earnings. Had the new accounting guidance been in place since the beginning of 2016, the Company would have recognized mark-to-market gains of $7 after-tax in net income for the year ended December 31, 2016.

REVENUE RECOGNITION

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company will adopt on January 1, 2018 and has not determined its method for adoption. The adoption is not expected to have a material effect on the Company's Consolidated Financial Statements.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life products, premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders' equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company's share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2016, 2015, and 2014 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. In addition, for investments in a hedge fund of funds which was liquidated during 2016, the Company recognizes changes in the fair value of the underlying funds in net investment income, which is consistent with accounting requirements for investment companies. Other investments primarily consist of derivative instruments which are carried at fair value.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, for a portion of those investments, the Company uses investment fund accounting applied to a fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2016, 2015 and 2014.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

    - to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

    -   to manage liquidity;

    -   to control transaction costs;

    -   to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE HEDGES - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES - Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES - The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/ or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EMBEDDED DERIVATIVES

The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as sales inducement assets ("SIA"). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2016, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders may exchange contracts or make modifications to existing contracts. If the new contract or the modification results in a substantially changed replacement contract, DAC is established for the new contract and the existing DAC is written off through income. If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred. Additions to coverage or benefits that are underwritten separately are considered non-integrated features for which DAC is established if additional acquisition costs are incurred. Reductions to coverage or benefits that have a commensurate reduction in price are treated as partial terminations and DAC is reduced through a charge to income.

RESERVE FOR FUTURE POLICY BENEFITS

RESERVE FOR FUTURE POLICY BENEFITS ON UNIVERSAL LIFE-TYPE CONTRACTS

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB"), and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of
(a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (MAV). For the Company's products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, GMIBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS ON TRADITIONAL ANNUITY AND OTHER CONTRACTS

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods as the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions "locked in" at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and results from operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

SEPARATE ACCOUNT LIABILITIES

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of AOCI. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1 Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2 Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3 Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company's best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

    ASSETS AND (LIABILITIES) CARRIED AT FAIR VALUE BY HIERARCHY LEVEL AS OF
                               DECEMBER 31, 2016

                                                                                    QUOTED PRICES
                                                                                      IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                                                     MARKETS FOR        OBSERVABLE    UNOBSERVABLE
                                                                                  IDENTICAL ASSETS       INPUTS          INPUTS
                                                                     TOTAL            (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                                                  ------------   ------------------   -------------   -------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                                $        993   $               --   $         956   $          37
   Collateralized debt obligations ("CDOs")                                940                   --             680             260
   Commercial mortgage-backed securities ("CMBS")                        2,146                   --           2,125              21
   Corporate                                                            14,693                   --          14,127             566
   Foreign government/government agencies                                  345                   --             328              17
   Municipal                                                             1,189                   --           1,117              72
   Residential mortgage-backed securities ("RMBS")                       1,760                   --           1,049             711
   U.S. Treasuries                                                       1,753                  230           1,523              --
                                                                  ------------   ------------------   -------------   -------------
Total fixed maturities                                                  23,819                  230          21,905           1,684
Fixed maturities, FVO                                                       82                   --              82              --
Equity securities, trading [1]                                              11                   11              --              --
Equity securities, AFS                                                     152                   20              88              44
Derivative assets
   Credit derivatives                                                       (1)                  --              (1)             --
   Foreign exchange derivatives                                              4                   --               4              --
   Interest rate derivatives                                                30                   --              30              --
   GMWB hedging instruments                                                 74                   --              14              60
   Macro hedge program                                                     128                   --               8             120
                                                                  ------------   ------------------   -------------   -------------
Total derivative assets [2]                                                235                   --              55             180
Short-term investments                                                   1,349                  637             712              --
Reinsurance recoverable for GMWB                                            73                   --              --              73
Modified coinsurance reinsurance contracts                                  68                   --              68              --
Separate account assets [3]                                            111,634               71,606          38,856             201
                                                                  ------------   ------------------   -------------   -------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS     $    137,423   $           72,504   $      61,766   $       2,182
                                                                  ------------   ------------------   -------------   -------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB embedded derivative                                       $       (241)  $               --   $          --   $        (241)
   Equity linked notes                                                     (33)                  --              --             (33)
                                                                  ------------   ------------------   -------------   -------------
Total other policyholder funds and benefits payable                       (274)                  --              --            (274)
Derivative liabilities
   Credit derivatives                                                        1                   --               1              --
   Equity derivatives                                                       33                   --              33              --
   Foreign exchange derivatives                                           (247)                  --            (247)             --
   Interest rate derivatives                                              (434)                  --            (404)            (30)
   GMWB hedging instruments                                                 20                   --              (1)             21
   Macro hedge program                                                      50                   --               3              47
                                                                  ------------   ------------------   -------------   -------------
Total derivative liabilities [4]                                          (577)                  --            (615)             38
                                                                  ------------   ------------------   -------------   -------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING
   BASIS                                                          $       (851)  $               --   $        (615)  $        (236)
                                                                  ------------   ------------------   -------------   -------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

    ASSETS AND (LIABILITIES) CARRIED AT FAIR VALUE BY HIERARCHY LEVEL AS OF
                               DECEMBER 31, 2015

                                                                                   QUOTED PRICES
                                                                                     IN ACTIVE          SIGNIFICANT    SIGNIFICANT
                                                                                    MARKETS FOR         OBSERVABLE     UNOBSERVABLE
                                                                                  IDENTICAL ASSETS       INPUTS          INPUTS
                                                                      TOTAL         (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                                                  ------------   ------------------   -------------   -------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   ABS                                                            $        846   $               --   $         841   $           5
   CDOs                                                                  1,408                   --           1,078             330
   CMBS                                                                  1,964                   --           1,902              62
   Corporate                                                            15,175                   --          14,641             534
   Foreign government/government agencies                                  331                   --             314              17
   Municipal                                                             1,132                   --           1,083              49
   RMBS                                                                  1,503                   --             875             628
   U.S. Treasuries                                                       2,298                  123           2,175              --
                                                                  ------------   ------------------   -------------   -------------
Total fixed maturities                                                  24,657                  123          22,909           1,625
Fixed maturities, FVO                                                      165                    1             162               2
Equity securities, trading [1]                                              11                   11              --              --
Equity securities, AFS                                                     459                  396              25              38
Derivative assets
   Credit derivatives                                                        7                   --               7              --
   Equity derivatives                                                       --                   --              --              --
   Foreign exchange derivatives                                              4                   --               4              --
   Interest rate derivatives                                                54                   --              54              --
   GMWB hedging instruments                                                111                   --              27              84
   Macro hedge program                                                      74                   --              --              74
                                                                  ------------   ------------------   -------------   -------------
Total derivative assets [2]                                                250                   --              92             158
Short-term investments                                                     572                  131             441              --
Reinsurance recoverable for GMWB                                            83                   --              --              83
Modified coinsurance reinsurance contracts                                  79                   --              79              --
Separate account assets [3]                                            118,163               78,099          38,700             140
                                                                  ------------   ------------------   -------------   -------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS     $    144,439   $           78,761   $      62,408   $       2,046
                                                                  ------------   ------------------   -------------   -------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB embedded derivative                                       $       (262)  $               --   $          --   $        (262)
   Equity linked notes                                                     (26)                  --              --             (26)
                                                                  ------------   ------------------   -------------   -------------
Total other policyholder funds and benefits payable                       (288)                  --              --            (288)
Derivative liabilities
   Credit derivatives                                                       (7)                  --              (7)             --
   Equity derivatives                                                       41                   --              41              --
   Foreign exchange derivatives                                           (376)                  --            (376)             --
   Interest rate derivatives                                              (431)                  --            (402)            (29)
   GMWB hedging instruments                                                 47                   --              (4)             51
   Macro hedge program                                                      73                   --              --              73
                                                                  ------------   ------------------   -------------   -------------
Total derivative liabilities [4]                                          (653)                  --            (748)             95
                                                                  ------------   ------------------   -------------   -------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING
  BASIS                                                           $       (941)  $               --   $        (748)  $        (193)
                                                                  ------------   ------------------   -------------   -------------

--------
[1] INCLUDED IN OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS.
[2] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET POSITIVE FAIR
    VALUE POSITION AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES, AND APPLICABLE LAW. SEE FOOTNOTE 4 TO THIS TABLE FOR DERIVATIVE LIABILITIES.
[3] APPROXIMATELY $4.0 BILLION AND $1.8 BILLION OF INVESTMENT SALES RECEIVABLE,
    AS OF DECEMBER 31, 2016 AND DECEMBER 31, 2015, RESPECTIVELY, ARE EXCLUDED FROM THIS DISCLOSURE REQUIREMENT BECAUSE THEY ARE TRADE RECEIVABLES IN THE ORDINARY COURSE OF BUSINESS WHERE THE CARRYING AMOUNT APPROXIMATES FAIR VALUE. INCLUDED IN THE TOTAL FAIR VALUE AMOUNT ARE $1.0 BILLION AND $1.2 BILLION OF INVESTMENTS, AS OF DECEMBER 31, 2016 AND DECEMBER 31, 2015 FOR WHICH THE FAIR VALUE IS ESTIMATED USING THE NET ASSET VALUE PER UNIT AS A PRACTICAL EXPEDIENT WHICH ARE EXCLUDED FROM THE DISCLOSURE REQUIREMENT TO CLASSIFY AMOUNTS IN THE FAIR VALUE HIERARCHY.
[4] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET NEGATIVE FAIR
    VALUE POSITION (DERIVATIVE LIABILITY) AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

FIXED MATURITIES, EQUITY SECURITIES, SHORT-TERM INVESTMENTS, AND FREE-STANDING DERIVATIVES

VALUATION TECHNIQUES

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

- Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

- Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

- Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer's financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

- Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company's view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section "GMWB Embedded, Customized, and Reinsurance Derivatives" below for further discussion of the valuation model used to value these customized derivatives.

VALUATION CONTROLS

The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as approving changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service's transaction price and will estimate fair value using an internal process, such as a pricing matrix.

The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.

The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

- Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

- Daily comparison of OTC derivative market valuations to counterparty valuations.

- Review of weekly price changes compared to published bond prices of a corporate bond index.

- Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

- Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.

In addition, the Company's enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.

VALUATION INPUTS

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

LEVEL 2                                                                                          LEVEL 3
PRIMARY OBSERVABLE INPUTS                                                             PRIMARY UNOBSERVABLE INPUTS
------------------------------------------------------------------  ----------------------------------------------------------------
FIXED MATURITY INVESTMENTS

 STRUCTURED SECURITIES (INCLUDES ABS, CDOS CMBS AND RMBS)
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Monthly payment information                                     - Credit spreads beyond observable curve
  - Collateral performance, which varies by vintage year and        - Interest rates beyond observable curve
  includes delinquency rates, loss severity rates and refinancing
  assumptions                                                       Other inputs for less liquid securities or those that trade less
  - Credit default swap indices                                     actively, including subprime RMBS:
                                                                    - Estimated cash flows
  Other inputs for ABS and RMBS:                                    - Credit spreads, which include illiquidity premium
  - Estimate of future principal prepayments, derived based on      - Constant prepayment rates
  the characteristics of the underlying structure                   - Constant default rates
  - Prepayment speeds previously experienced at the interest rate   - Loss severity
  levels projected for the collateral

 CORPORATES
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Reported trades, bids, offers of the same or similar            - Credit spreads beyond observable curve
  securities                                                        - Interest rates beyond observable curve
  - Issuer spreads and credit default swap curves
                                                                    Other inputs for below investment grade privately placed
  Other inputs for investment grade privately placed securities     securities:
  that utilize internal matrix pricing :                            - Independent broker quotes
  - Credit spreads for public securities of similar quality,        - Credit spreads for public securities of similar quality,
  maturity, and sector, adjusted for non-public nature              maturity, and sector, adjusted for non-public nature

 U.S TREASURIES, MUNICIPALS, AND FOREIGN GOVERNMENT/GOVERNMENT
 AGENCIES
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Issuer credit default swap curves                               - Credit spreads beyond observable curve
  - Political events in emerging market economies                   - Interest rates beyond observable curve
  - Municipal Securities Rulemaking Board reported trades and material event notices
  - Issuer financial statements

EQUITY SECURITIES
  - Quoted prices in markets that are not active                    - For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable; or they may be held at cost

SHORT TERM INVESTMENTS
  - Benchmark yields and spreads                                    Not applicable
  - Reported trades, bids, offers
  - Issuer spreads and credit default swap curves
  - Material event notices and new issue money market rates

DERIVATIVES

 CREDIT DERIVATIVES
  - The swap yield curve                                            - Independent broker quotes
  - Credit default swap curves                                      - Yield curves beyond observable limits

 EQUITY DERIVATIVES
  - Equity index levels                                             - Independent broker quotes
  - The swap yield curve                                            - Equity volatility

 FOREIGN EXCHANGE DERIVATIVES
  - Swap yield curve                                                - Independent broker quotes
  - Currency spot and forward rates
  - Cross currency basis curves

 INTEREST RATE DERIVATIVES
  - Swap yield curve                                                - Independent broker quotes
                                                                    - Interest rate volatility

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

            SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 - SECURITIES

     ASSETS
 ACCOUNTED FOR
AT FAIR VALUE ON              PREDOMINANT                                                          WEIGHTED         IMPACT OF
  A RECURRING      FAIR        VALUATION                                                            AVERAGE    INCREASE IN INPUT ON
     BASIS         VALUE       TECHNIQUE     SIGNIFICANT UNOBSERVABLE INPUT  MINIMUM    MAXIMUM      [1]          FAIR VALUE [2]
---------------- --------- ----------------- ------------------------------ ---------  ---------  ----------  ----------------------
                                               AS OF DECEMBER 31, 2016

CMBS [3]         $       9  Discounted cash       Spread (encompasses           10bps   1,273bps      249bps         Decrease
                                flows           prepayment, default risk
                                                   and loss severity)
Corporate [4]          265  Discounted cash              Spread                122bps   1,021bps      373bps         Decrease
                                flows
Municipal [3]           56  Discounted cash              Spread                135bps     286bps      195bps         Decrease
                                flows
RMBS [3]               704  Discounted cash              Spread                 16bps   1,830bps      189bps         Decrease
                                flows

                                                Constant prepayment rate           --%        20%          4%      Decrease [5]
                                                  Constant default rate             1%        10%          5%        Decrease
                                                     Loss severity                 --%       100%         75%        Decrease

                                               AS OF DECEMBER 31, 2015

CMBS [3]         $      61  Discounted cash       Spread (encompasses           31bps   1,505bps      230bps         Decrease
                                flows           prepayment, default risk
                                                  and loss severity)
Corporate [4]          213  Discounted cash              Spread                 63bps     800bps      290bps         Decrease
                                flows
Municipal [3]           31  Discounted cash              Spread                193bps     193bps      193bps         Decrease
                                flows
RMBS                   628  Discounted cash              Spread                 30bps   1,696bps      172bps         Decrease
                                flows

                                                Constant prepayment rate           --%        20%          3%      Decrease [5]
                                                  Constant default rate             1%        10%          6%        Decrease
                                                     Loss severity                 --%       100%         79%        Decrease

--------
[1] THE WEIGHTED AVERAGE IS DETERMINED BASED ON THE FAIR VALUE OF THE
    SECURITIES.
[2] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[3] EXCLUDES SECURITIES FOR WHICH THE COMPANY BASED FAIR VALUE ON BROKER
    QUOTATIONS.
[4] EXCLUDES SECURITIES FOR WHICH THE COMPANY BASES FAIR VALUE ON BROKER
    QUOTATIONS; HOWEVER, INCLUDED ARE BROKER-PRICED LOWER-RATED PRIVATE PLACEMENT SECURITIES FOR WHICH THE COMPANY RECEIVES SPREAD AND YIELD INFORMATION TO CORROBORATE THE FAIR VALUE.
[5] DECREASE FOR ABOVE MARKET RATE COUPONS AND INCREASE FOR BELOW MARKET RATE
    COUPONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

     SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 - FREESTANDING DERIVATIVES

                                             PREDOMINANT                                                          IMPACT OF
                                   FAIR       VALUATION          SIGNIFICANT                                  INCREASE IN INPUT
                                   VALUE      TECHNIQUE      UNOBSERVABLE INPUT     MINIMUM      MAXIMUM      ON FAIR VALUE [1]
                                  -------  ---------------  --------------------  -----------  -----------  ---------------------
                                                      AS OF DECEMBER 31, 2016
Interest rate derivatives
 Interest rate swaps              $   (29) Discounted cash  Swap curve beyond 30
                                               flows              years                     3%           3%       Decrease
GMWB hedging instruments
 Equity variance swaps                (36)  Option model      Equity volatility            20%          23%       Increase
 Equity options                        17   Option model      Equity volatility            27%          30%       Increase
 Customized swaps                     100  Discounted cash    Equity volatility            12%          30%       Increase
                                               flows

Macro hedge program
 Equity options [2]                   188   Option model      Equity volatility            17%          28%       Increase

                                                      AS OF DECEMBER 31, 2015
Interest rate derivatives
 Interest rate swaps                  (30) Discounted cash  Swap curve beyond 30
                                               flows              years                     3%           3%       Decrease
GMWB hedging instruments
 Equity variance swaps                (31)  Option model      Equity volatility            19%          21%       Increase
 Equity options                        35   Option model      Equity volatility            27%          29%       Increase
 Customized swaps                     131  Discounted cash    Equity volatility            10%          40%       Increase
                                               flows
Macro hedge program
 Equity options                       179   Option model      Equity volatility            14%          28%       Increase

--------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE. CHANGES ARE BASED ON LONG POSITIONS, UNLESS OTHERWISE NOTED. CHANGES IN FAIR VALUE WILL BE INVERSELY IMPACTED FOR SHORT POSITIONS.
[2] EXCLUDES DERIVATIVES FOR WHICH THE COMPANY BASES FAIR VALUE ON BROKER
    QUOTATIONS.

The tables above exclude the portion of ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2016, no significant adjustments were made by the Company to broker prices received.

TRANSFERS BETWEEN LEVELS

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $563 and $711, for the years ended December 31, 2016 and 2015, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2016 and 2015, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2016 and 2015, for the transfers into and out of Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

GMWB EMBEDDED, CUSTOMIZED AND REINSURANCE DERIVATIVES

GMWB EMBEDDED       The Company formerly offered certain variable annuity
DERIVATIVES         products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals.
                    If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated
                    Balance Sheets with changes in fair value reported in net realized capital gains and losses.

FREE-STANDING       The Company holds free-standing customized derivative
CUSTOMIZED          contracts to provide protection from certain capital
DERIVATIVES         markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB REINSURANCE    The Company has reinsurance arrangements in place to
DERIVATIVE          transfer a portion of its risk of loss due to GMWB. These
                    arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

VALUATION TECHNIQUES

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

VALUATION CONTROLS

Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

VALUATION INPUTS

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.

The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company's annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

Credit Standing Adjustment

The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

  VALUATION INPUTS USED IN LEVELS 2 AND 3 MEASUREMENTS FOR GMWB EMBEDDED,
                     CUSTOMIZED AND REINSURANCE DERIVATIVES

LEVEL 2                                                                                        LEVEL 3
PRIMARY OBSERVABLE INPUTS                                                            PRIMARY UNOBSERVABLE INPUTS
------------------------------------------------------------------ -----------------------------------------------------------------
- Risk-free rates as represented by the Eurodollar futures, LIBOR  - Market implied equity volatility assumptions deposits and swap rates to derive forward curve rates
- Correlations of 10 years of observed historical returns across   Assumptions about policyholder behavior, including:
underlying well-known market indices                               - Withdrawal utilization
- Correlations of historical index returns compared to separate    - Withdrawal rates
account fund returns                                               - Lapse rates
- Equity index levels                                              - Reset elections

      SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 GMWB EMBEDDED CUSTOMIZED
                          AND REINSURANCE DERIVATIVES

                                                                                                      IMPACT OF INCREASE IN INPUT
UNOBSERVABLE INPUTS (MINIMUM) UNOBSERVABLE INPUTS (MAXIMUM)                                          ON FAIR VALUE MEASUREMENT [1]
-------------------------------------------------------------------------------------------------   -------------------------------
                                                        DECEMBER 31, 2016
Withdrawal Utilization [2]                                   15%                              100%              Increase
Withdrawal Rates [3]                                         --%                                8%              Increase
Lapse Rates [4]                                              --%                               40%              Decrease
Reset Elections [5]                                          20%                               75%              Increase
Equity Volatility [6]                                        12%                               30%              Increase
                                                        DECEMBER 31, 2015
Withdrawal Utilization [2]                                   20%                              100%              Increase
Withdrawal Rates [3]                                         --%                                8%              Increase
Lapse Rates [4]                                              --%                               75%              Decrease
Reset Elections [5]                                          20%                               75%              Increase
Equity Volatility [6]                                        10%                               40%              Increase

--------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[2] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS TAKING WITHDRAWALS.
[3]   RANGE REPRESENTS ASSUMED CUMULATIVE ANNUAL AMOUNT WITHDRAWN BY
      POLICYHOLDERS.
[4] RANGE REPRESENTS ASSUMED ANNUAL PERCENTAGES OF FULL SURRENDER OF THE UNDERLYING VARIABLE ANNUITY CONTRACTS ACROSS ALL POLICY DURATIONS FOR IN FORCE BUSINESS.
[5] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS THAT WOULD ELECT TO RESET THEIR GUARANTEED BENEFIT BASE.
[6] RANGE REPRESENTS IMPLIED MARKET VOLATILITIES FOR EQUITY INDICES BASED ON MULTIPLE PRICING SOURCES.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account's share of the NAV, 39% and 30% were subject to significant liquidation restrictions due to lock-up or gating provisions as of December 31, 2016 and December 31, 2015, respectively. Total limited partnerships that do not allow any form of redemption were 11% and 2%, as of December 31, 2016 and December 31, 2015, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

    FAIR VALUE ROLL-FORWARDS FOR FINANCIAL INSTRUMENTS CLASSIFIED AS LEVEL 3
                      FOR THE YEAR ENDED DECEMBER 31, 2016

                                          TOTAL REALIZED/
                                             UNREALIZED
                                           GAINS (LOSSES)
                           FAIR VALUE  ----------------------                                     TRANSFERS  TRANSFERS  FAIR VALUE
                             AS OF     INCLUDED IN   INCLUDED                                        INTO      OUT OF      AS OF
                           JANUARY 1,  NET INCOME    IN OCI                                        LEVEL 3    LEVEL 3   DECEMBER
                              2016     [1] [2] [6]     [3]     PURCHASES  SETTLEMENTS    SALES       [4]        [4]     31, 2016
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
ASSETS
Fixed Maturities, AFS
  ABS                      $        5  $        --  $      --  $      35  $        (2) $      (2) $       5  $      (4) $       37
  CDOs                            330           (1)       (14)        62         (117)        --         --         --         260
  CMBS                             62           --         (2)        43          (13)        (2)        --        (67)         21
  Corporate                       534           (6)        10         87          (63)      (126)       368       (238)        566
  Foreign Govt./Govt.
    Agencies                       17           --          1          8           (4)        (5)        --         --          17
  Municipal                        49           --         --         16           (1)        --          8         --          72
  RMBS                            628           (1)         4        268         (154)       (26)         2        (10)        711
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Fixed Maturities,
  AFS                           1,625           (8)        (1)       519         (354)      (161)       383       (319)      1,684
Fixed Maturities, FVO               2           --         --          1           --         (1)        --         (2)         --
Equity Securities, AFS             38           (1)         6          4           --         (3)        --         --          44
Freestanding Derivatives
  Equity                           --           (8)        --          8           --         --         --         --          --
  Interest rate                   (29)          (1)        --         --           --         --         --         --         (30)
  GMWB hedging
    instruments                   135          (60)        --         --           --         --         --          6          81
  Macro hedge program             147          (38)        --         63           (6)        --         --          1         167
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Freestanding
  Derivatives [5]                 253         (107)        --         71           (6)        --         --          7         218
Reinsurance Recoverable
  for GMWB                         83          (24)        --         --           14         --         --         --          73
Separate Accounts                 139           (1)        (3)       320          (15)       (78)        17       (178)        201
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL ASSETS               $    2,140  $      (141) $       2  $     915  $      (361) $    (243) $     400  $    (492) $    2,220
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
(LIABILITIES)
Other Policyholder Funds
  and Benefits Payable
  Guaranteed Withdrawal
    Benefits                     (262)          88         --         --          (67)        --         --         --        (241)
  Equity Linked Notes             (26)          (7)        --         --           --         --         --         --         (33)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Other Policyholder
Funds and Benefits Payable       (288)          81         --         --          (67)        --         --         --        (274)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL LIABILITIES          $     (288) $        81  $      --  $      --  $       (67) $      --  $      --  $      --  $     (274)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 2. FAIR VALUE MEASUREMENTS (CONTINUED)

    FAIR VALUE ROLL-FORWARDS FOR FINANCIAL INSTRUMENTS CLASSIFIED AS LEVEL 3
                      FOR THE YEAR ENDED DECEMBER 31, 2015

                                          TOTAL REALIZED/
                                             UNREALIZED
                                           GAINS (LOSSES)
                           FAIR VALUE  -----------------------                                    TRANSFERS  TRANSFERS  FAIR VALUE
                             AS OF     INCLUDED IN   INCLUDED                                       INTO      OUT OF      AS OF
                           JANUARY 1,   NET INCOME    IN OCI                                       LEVEL 3    LEVEL 3   DECEMBER
                              2015     [1] [2] [6]      [3]    PURCHASES  SETTLEMENTS    SALES       [4]        [4]     31, 2015
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
ASSETS
Fixed Maturities, AFS
  ABS                      $       82  $        --  $      (2) $      22  $        --  $      (6) $       1  $     (92) $        5
  CDOs                            360           (1)         3         --          (26)        --         --         (6)        330
  CMBS                            119           --         (5)        18          (36)        (3)         4        (35)         62
  Corporate                       646          (18)       (38)        45          (21)       (43)        99       (136)        534
  Foreign Govt./Govt.
    Agencies                       30           --         (3)         5           (3)       (15)         3         --          17
  Municipal                        54           --         (5)        --           --         --         --         --          49
  RMBS                            734           (2)        (2)       154         (126)      (127)        16        (19)        628
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Fixed Maturities,
  AFS                           2,025          (21)       (52)       244         (212)      (194)       123       (288)      1,625
Fixed Maturities, FVO              84           (5)         1          6          (23)       (50)        --        (11)          2
Equity Securities, AFS             48           (5)         1         11           (1)       (13)        --         (3)         38
Freestanding Derivatives
  Credit                           (3)           1         --         (8)          --         --         --         10          --
  Commodity                        --           (3)        --         --           (3)        --          6         --          --
  Equity                            5            5         --         --          (10)        --         --         --          --
  Interest rate                   (27)          (1)        --         --           (1)        --         --         --         (29)
  GMWB hedging
    instruments                   170          (16)        --         --          (19)        --         --         --         135
  Macro hedge program             141          (41)        --         47           --         --         --         --         147
  Other contracts                  --           --         --         --           --         --         --         --          --
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Freestanding
  Derivatives [5]                 286          (55)        --         39          (33)        --          6         10         253
Reinsurance Recoverable
  for GMWB                         56            9         --         --           18         --         --         --          83
Separate Accounts                 112           28         (5)       375          (20)      (238)        12       (125)        139
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL ASSETS               $    2,611  $       (49) $     (55) $     675  $      (271) $    (495) $     141  $    (417) $    2,140
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
(LIABILITIES)
Other Policyholder Funds
  and Benefits Payable
  Guaranteed Withdrawal
    Benefits                     (139)         (59)        --         --          (64)        --         --         --        (262)
  Equity Linked Notes             (26)          --         --         --           --         --         --         --         (26)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Other Policyholder
Funds and Benefits Payable       (165)         (59)        --         --          (64)        --         --         --        (288)
Consumer Notes                     (3)           3         --         --           --         --         --         --          --
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL LIABILITIES          $     (168) $       (56) $      --  $      --  $       (64) $      --  $      --  $      --  $     (288)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------

--------
[1] THE COMPANY CLASSIFIES REALIZED AND UNREALIZED GAINS (LOSSES) ON GMWB REINSURANCE DERIVATIVES AND GMWB EMBEDDED DERIVATIVES AS UNREALIZED GAINS (LOSSES) FOR PURPOSES OF DISCLOSURE IN THIS TABLE BECAUSE IT IS IMPRACTICABLE TO TRACK ON A CONTRACT-BY-CONTRACT BASIS THE REALIZED GAINS (LOSSES) FOR THESE DERIVATIVES AND EMBEDDED DERIVATIVES.
[2] AMOUNTS IN THESE ROWS ARE GENERALLY REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[3]   ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[4] TRANSFERS IN AND/OR (OUT) OF LEVEL 3 ARE PRIMARILY ATTRIBUTABLE TO THE AVAILABILITY OF MARKET OBSERVABLE INFORMATION AND THE RE-EVALUATION OF THE OBSERVABILITY OF PRICING INPUTS.
[5] DERIVATIVE INSTRUMENTS ARE REPORTED IN THIS TABLE ON A NET BASIS FOR ASSET (LIABILITY) POSITIONS AND REPORTED IN THE CONSOLIDATED BALANCE SHEETS IN OTHER INVESTMENTS AND OTHER LIABILITIES.
[6] INCLUDES BOTH MARKET AND NON-MARKET IMPACTS IN DERIVING REALIZED AND UNREALIZED GAINS (LOSSES).

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 2. FAIR VALUE MEASUREMENTS (CONTINUED)

   CHANGES IN UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR FINANCIAL
            INSTRUMENTS CLASSIFIED AS LEVEL 3 STILL HELD AT YEAR END

                                                          DECEMBER 31, 2016 [1] [2]  DECEMBER 31, 2015 [1] [2]
                                                          -------------------------  -------------------------
ASSETS
Fixed Maturities, AFS
  CDOs                                                    $                      --  $                      (1)
  CMBS                                                                           (1)                        (1)
  Corporate                                                                     (13)                       (17)
  RMBS                                                                           --                         (3)
                                                          -------------------------  -------------------------
Total Fixed Maturities, AFS                                                     (14)                       (22)
Fixed Maturities, FVO                                                            --                         (3)
Equity Securities, AFS                                                           (1)                        (5)
Freestanding Derivatives
  GMWB hedging instruments                                                      (52)                        (5)
  Macro hedge program                                                           (33)                       (34)
                                                          -------------------------  -------------------------
Total Freestanding Derivatives                                                  (85)                       (39)
Reinsurance Recoverable for GMWB                                                (24)                         9
Separate Accounts                                                                --                         27
                                                          -------------------------  -------------------------
TOTAL ASSETS                                              $                    (124) $                     (33)
                                                          -------------------------  -------------------------

(LIABILITIES)
Other Policyholder Funds and Benefits Payable
  Guaranteed Withdrawal Benefits                                                 88                        (59)
  Equity Linked Notes                                                            (7)                        --
                                                          -------------------------  -------------------------
Total Other Policyholder Funds and Benefits Payable                              81                        (59)
Consumer Notes                                                                   --                          3
                                                          -------------------------  -------------------------
TOTAL LIABILITIES                                         $                      81  $                     (56)
                                                          -------------------------  -------------------------

--------
[1] ALL AMOUNTS IN THESE ROWS ARE REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[2] AMOUNTS PRESENTED ARE FOR LEVEL 3 ONLY AND THEREFORE MAY NOT AGREE TO OTHER DISCLOSURES INCLUDED HEREIN.

FAIR VALUE OPTION

The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, primarily related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within Fixed Maturities, FVO. The Company reports the underlying fixed maturities of these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The consolidated investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. As of December 31, 2016, the Company no longer holds these investments. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

            CHANGES IN FAIR VALUE OF ASSETS USING FAIR VALUE OPTION

                                                   FOR THE YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------
                                             2016               2015               2014
                                       -----------------  -----------------  -----------------
ASSETS
  Fixed maturities, FVO
    CDOs                               $              --  $               1  $              21
    Corporate                                         --                 (3)                (3)
    Foreign government                                --                  2                 16
    RMBS                                               3                 --                 --
                                       -----------------  -----------------  -----------------
TOTAL FIXED MATURITIES, FVO            $               3  $              --  $              34
                                       -----------------  -----------------  -----------------
Equity, FVO                                          (34)               (12)                (2)
                                       -----------------  -----------------  -----------------
TOTAL REALIZED CAPITAL GAINS (LOSSES)  $             (31) $             (12) $              32
                                       -----------------  -----------------  -----------------

        FAIR VALUE OF ASSETS AND LIABILITIES USING THE FAIR VALUE OPTION

                                                                  AS OF DECEMBER 31,
                                                          ------------------------------------
                                                                2016               2015
                                                          -----------------  -----------------
ASSETS
  Fixed maturities, FVO
    ABS                                                   $              --  $               4
    CDOs                                                                 --                  1
    CMBS                                                                 --                  6
    Corporate                                                            --                 31
    Foreign government                                                   --                  1
    RMBS                                                                 82                119
    U.S. Government                                                      --                  3
                                                          -----------------  -----------------
TOTAL FIXED MATURITIES, FVO                               $              82  $             165
                                                          -----------------  -----------------
EQUITY, FVO [1]                                           $              --  $             281
                                                          -----------------  -----------------

--------
[1] INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS. THE COMPANY DID NOT HOLD ANY EQUITY SECURITIES, FVO AS OF DECEMBER 31, 2016.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

           FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE

                                                                            DECEMBER 31, 2016                DECEMBER 31, 2015
                                                     FAIR VALUE     ------------------------------   ------------------------------
                                                      HIERARCHY       CARRYING                         CARRYING
                                                        LEVEL          AMOUNT        FAIR VALUE         AMOUNT        FAIR VALUE
                                                    --------------  --------------  --------------   --------------  --------------
ASSETS
  Policy loans                                           Level 3    $        1,442  $        1,442   $        1,446  $        1,446
  Mortgage loans                                         Level 3             2,811           2,843            2,918           2,995
LIABILITIES
  Other policyholder funds and benefits payable [1]      Level 3             6,436           6,626            6,611           6,802
  Consumer notes [2] [3]                                 Level 3                20              20               38              38
  Assumed investment contracts [3]                       Level 3               487             526              619             682

--------
[1] EXCLUDES GROUP ACCIDENT AND HEALTH AND UNIVERSAL LIFE INSURANCE CONTRACTS,
    INCLUDING CORPORATE OWNED LIFE INSURANCE.
[2] EXCLUDES AMOUNTS CARRIED AT FAIR VALUE AND INCLUDED IN PRECEDING
    DISCLOSURES.
[3] INCLUDED IN OTHER LIABILITIES IN THE CONSOLIDATED BALANCE SHEETS.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS

                          NET INVESTMENT INCOME (LOSS)

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturities [1]                                                        $          1,049   $          1,095   $          1,113
Equity securities                                                                          8                  7                 14
Mortgage loans                                                                           135                152                156
Policy loans                                                                              83                 82                 80
Limited partnerships and other alternative investments                                    86                 97                141
Other investments [2]                                                                     64                 82                111
Investment expenses                                                                      (52)               (59)               (72)
                                                                            ----------------   ----------------   ----------------
TOTAL NET INVESTMENT INCOME                                                 $          1,373   $          1,456   $          1,543
                                                                            ----------------   ----------------   ----------------

--------
[1]   INCLUDES NET INVESTMENT INCOME ON SHORT-TERM INVESTMENTS.
[2] INCLUDES INCOME FROM DERIVATIVES THAT HEDGE FIXED MATURITIES AND QUALIFY FOR HEDGE ACCOUNTING.

                      NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Gross gains on sales                                                        $            211   $            239   $            264
Gross losses on sales                                                                    (93)              (211)              (235)
Net OTTI losses recognized in earnings                                                   (28)               (61)               (29)
Valuation allowances on mortgage loans                                                    --                 (4)                (4)
Japanese fixed annuity contract hedges, net                                               --                 --                (14)
Results of variable annuity hedge program
  GMWB derivatives, net                                                                  (38)               (87)                 5
  Macro hedge program                                                                   (163)               (46)               (11)
                                                                            ----------------   ----------------   ----------------
  Total U.S. program                                                                    (201)              (133)                (6)
International Program                                                                     --                 --               (126)
                                                                            ----------------   ----------------   ----------------
Total results of variable annuity hedge program                                         (201)              (133)              (132)
GMAB/GMWB reinsurance                                                                     --                 --                579
Modified coinsurance reinsurance contracts                                               (12)                46                395
Transactional foreign currency revaluation                                               (70)                (4)                --
Non-qualifying foreign currency derivatives                                               57                (16)              (122)
Other, net [1]                                                                           (27)                (2)              (125)
                                                                            ----------------   ----------------   ----------------
NET REALIZED CAPITAL LOSSES                                                 $           (163)  $           (146)  $            577
                                                                            ----------------   ----------------   ----------------

--------
[1] INCLUDES NON-QUALIFYING DERIVATIVES, EXCLUDING VARIABLE ANNUITY HEDGE PROGRAM AND FOREIGN CURRENCY DERIVATIVES, OF $(12), $46, AND $972, RESPECTIVELY FOR 2016, 2015 AND 2014.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $89, $(27) and $1 for the years ended December 31, 2016, 2015 and 2014, respectively.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                            SALES OF AFS SECURITIES

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
Fixed maturities, AFS
  Sale proceeds                                                             $          7,409   $          9,454   $          9,084
  Gross gains                                                                            206                195                210
  Gross losses                                                                           (85)              (161)              (183)
Equity securities, AFS
  Sale proceeds                                                             $            321   $            586   $            107
  Gross gains                                                                              4                 26                  9
  Gross losses                                                                            (8)               (26)                (6)

Sales of AFS securities in 2016 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company will record an other-than-temporary impairment ("OTTI") for fixed maturities and certain equity securities with debt-like characteristics (collectively "debt securities") if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company's best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company's best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company's best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer's ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company's evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                        IMPAIRMENTS IN EARNINGS BY TYPE

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
Intent-to-sell impairments                                                  $              4   $             24   $             11
Credit impairments                                                                        22                 23                 16
Impairments on equity securities                                                           2                 14                  1
Other impairments                                                                         --                 --                  1
                                                                            ----------------   ----------------   ----------------
TOTAL IMPAIRMENTS                                                           $             28   $             61   $             29
                                                                            ----------------   ----------------   ----------------

                         CUMULATIVE CREDIT IMPAIRMENTS

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Balance as of beginning of period                                           $           (211)  $           (296)  $           (410)
ADDITIONS FOR CREDIT IMPAIRMENTS RECOGNIZED ON [1]:
  Securities not previously impaired                                                      (9)               (11)                (7)
  Securities previously impaired                                                         (13)               (12)                (9)
REDUCTIONS FOR CREDIT IMPAIRMENTS PREVIOUSLY RECOGNIZED ON:
  Securities that matured or were sold during the period                                  44                 58                111
  Securities the Company made the decision to sell or more likely than
    not will be required to sell                                                          --                  1                 --
  Securities due to an increase in expected cash flows                                    19                 49   $             19
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF END OF PERIOD                                                 $           (170)  $           (211)  $           (296)
                                                                            ----------------   ----------------   ----------------

--------
[1] THESE ADDITIONS ARE INCLUDED IN THE NET OTTI LOSSES RECOGNIZED IN EARNINGS IN THE CONSOLIDATED STATEMENTS OF OPERATIONS.

AVAILABLE-FOR-SALE SECURITIES

                             AFS SECURITIES BY TYPE

                                    DECEMBER 31, 2016                                         DECEMBER 31, 2015
                 --------------------------------------------------------  -------------------------------------------------------
                                                                  NON-                                                       NON-
                  COST OR     GROSS        GROSS                 CREDIT     COST OR       GROSS       GROSS                 CREDIT
                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR       OTTI     AMORTIZED   UNREALIZED   UNREALIZED    FAIR       OTTI
                   COST       GAINS       LOSSES       VALUE       [1]        COST        GAINS       LOSSES      VALUE      [1]
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------
ABS              $   1,011  $        9  $       (27) $     993  $      --  $      864  $        16  $      (34) $     846  $    --
CDOs [2]               893          49           (2)       940         --       1,354           67         (11)     1,408       --
CMBS                 2,135          45          (34)     2,146         (1)      1,936           52         (24)     1,964       (3)
Corporate           13,677       1,111          (95)    14,693         --      14,425          975        (225)    15,175       (3)

Foreign
  govt./govt.
  agencies             337          18          (10)       345         --         328           14         (11)       331       --
Municipal            1,098          97           (6)     1,189         --       1,057           80          (5)     1,132       --
RMBS                 1,742          34          (16)     1,760         --       1,468           43          (8)     1,503       --
U.S. Treasuries      1,614         153          (14)     1,753         --       2,127          184         (13)     2,298       --
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------
TOTAL FIXED
  MATURITIES,
  AFS               22,507       1,516         (204)    23,819         (1)     23,559        1,431        (331)    24,657       (6)

Equity
  securities,
  AFS [3]              142          12           (2)       152         --         178           11         (11)       178       --

TOTAL AFS
  SECURITIES     $  22,649  $    1,528  $      (206) $  23,971  $      (1) $   23,737  $     1,442  $     (342) $  24,835  $    (6)
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------

--------
[1] REPRESENTS THE AMOUNT OF CUMULATIVE NON-CREDIT OTTI LOSSES RECOGNIZED IN OCI ON SECURITIES THAT ALSO HAD CREDIT IMPAIRMENTS. THESE LOSSES ARE INCLUDED IN GROSS UNREALIZED LOSSES AS OF DECEMBER 31, 2016 AND 2015.
[2] GROSS UNREALIZED GAINS (LOSSES) EXCLUDE THE FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES. SUBSEQUENT CHANGES IN VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[3] EXCLUDES EQUITY SECURITIES, FVO, WITH A COST AND FAIR VALUE OF $293 AND $281, RESPECTIVELY, AS OF DECEMBER 31, 2015. THE COMPANY HELD NO EQUITY SECURITIES, FVO AS OF DECEMBER 31, 2016.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

              FIXED MATURITIES, AFS, BY CONTRACTUAL MATURITY YEAR

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  -----------------------------------
CONTRACTUAL MATURITY                                      AMORTIZED COST       FAIR VALUE       AMORTIZED COST       FAIR VALUE
-------------------------------------------------------  ----------------   ----------------   ----------------   ----------------
One year or less                                         $            722   $            727   $            953   $            974
Over one year through five years                                    4,184              4,301              4,973              5,075
Over five years through ten years                                   3,562              3,649              3,650              3,714
Over ten years                                                      8,258              9,303              8,361              9,173
                                                         ----------------   ----------------   ----------------   ----------------
  Subtotal                                                         16,726             17,980             17,937             18,936
Mortgage-backed and asset-backed securities                         5,781              5,839              5,622              5,721
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL FIXED MATURITIES, AFS                              $         22,507   $         23,819   $         23,559   $         24,657
                                                         ----------------   ----------------   ----------------   ----------------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2016 or December 31, 2015. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were National Grid plc, HSBC Holdings plc, and Oracle Corp., which each comprised less than 1% of total invested assets. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2016, were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2015 were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets.

UNREALIZED LOSSES ON AFS SECURITIES

    UNREALIZED LOSS AGING FOR AFS SECURITIES BY TYPE AND LENGTH OF TIME


                                                                     DECEMBER 31, 2016
                         ----------------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
                         ----------------------------------- ----------------------------------- ----------------------------------
                          AMORTIZED      FAIR    UNREALIZED   AMORTIZED     FAIR     UNREALIZED    AMORTIZED     FAIR    UNREALIZED
                            COST        VALUE      LOSSES       COST        VALUE      LOSSES         COST       VALUE     LOSSES
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
ABS                      $       249  $     248  $       (1) $       265  $     239  $      (26) $       514 $      487  $      (27)
CDOs [1]                         325        325          --          210        208          (2)         535        533          (2)
CMBS                           1,058      1,030         (28)         139        133          (6)       1,197      1,163         (34)
Corporate                      2,535      2,464         (71)         402        378         (24)       2,937      2,842         (95)
Foreign govt./govt.
  agencies                       164        155          (9)           6          5          (1)         170        160         (10)

Municipal                        166        160          (6)          --         --          --          166        160          (6)
RMBS                             548        535         (13)         198        195          (3)         746        730         (16)
U.S. Treasuries                  385        371         (14)          --         --          --          385        371         (14)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL FIXED MATURITIES,
  AFS                          5,430      5,288        (142)       1,220      1,158         (62)       6,650      6,446        (204)

Equity securities, AFS
  [2]                             59         57          (2)           5          5          --           64         62          (2)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS
  POSITION               $     5,489  $   5,345  $     (144) $     1,225  $   1,163  $      (62) $     6,714 $    6,508  $     (206)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                                                                     DECEMBER 31, 2015
                         ----------------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
                         ----------------------------------- ----------------------------------- ----------------------------------
                          AMORTIZED     FAIR     UNREALIZED  AMORTIZED      FAIR     UNREALIZED   AMORTIZED     FAIR     UNREALIZED
                            COST       VALUE       LOSSES       COST       VALUE       LOSSES       COST       VALUE       LOSSES
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
ABS                      $       387 $      385  $       (2) $       271 $      239  $      (32) $       658 $      624  $      (34)
CDOs [1]                         608        602          (6)         500        493          (5)       1,108      1,095         (11)
CMBS                             655        636         (19)          99         94          (5)         754        730         (24)
Corporate                      4,880      4,696        (184)         363        322         (41)       5,243      5,018        (225)
Foreign govt./govt.
  agencies                       144        136          (8)          30         27          (3)         174        163         (11)
Municipal                        179        174          (5)          --         --          --          179        174          (5)
RMBS                             280        279          (1)         230        223          (7)         510        502          (8)
U.S. Treasuries                  963        950         (13)           8          8          --          971        958         (13)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL FIXED MATURITIES,
  AFS                          8,096      7,858        (238)       1,501      1,406         (93)       9,597      9,264        (331)

Equity securities, AFS
  [2]                             83         79          (4)          44         37          (7)         127        116         (11)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS
  POSITION               $     8,179 $    7,937  $     (242) $     1,545  $   1,443  $     (100) $    9,724  $    9,380  $     (342)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------

--------
[1] UNREALIZED LOSSES EXCLUDE THE CHANGE IN FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES FOR WHICH CHANGES IN FAIR VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[2] AS OF DECEMBER 31, 2016 AND 2015, EXCLUDES EQUITY SECURITIES, FVO WHICH ARE INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

As of December 31, 2016, AFS securities in an unrealized loss position consisted of 1,897 securities, primarily in the corporate sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2016, 95% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2016 was primarily attributable to tighter credit spreads, partially offset by higher interest rates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors. Corporate financial services securities and student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a lower level of oil prices. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

MORTGAGE LOANS

MORTGAGE LOAN VALUATION ALLOWANCES

Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company's share of either
(a) the present value of the expected future cash flows discounted at the loan's effective interest rate or (b) the loan's observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. As of December 31, 2015, commercial mortgage loans had an amortized cost of $2.9 billion, with a valuation allowance of $19 and a carrying value of $2.9 billion. Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2016 and 2015, the carrying value of mortgage loans that had a valuation allowance was $31 and $39, respectively. There were no mortgage loans held-for-sale as of December 31, 2016 or December 31, 2015. As of December 31, 2016, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

                          VALUATION ALLOWANCE ACTIVITY

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF JANUARY 1                                                     $            (19)  $            (15)  $            (12)
(Additions)/Reversals                                                                     --                 (4)                (4)
Deductions                                                                                --                 --                  1
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF DECEMBER 31                                                   $            (19)  $            (19)  $            (15)
                                                                            ----------------   ----------------   ----------------

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 51% as of December 31, 2016, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.55x as of December 31, 2016. As of December 31, 2016 and December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  ------------------------------------
                                                                            AVG. DEBT-SERVICE                     AVG. DEBT-SERVICE
LOAN-TO-VALUE                                             CARRYING VALUE     COVERAGE RATIO     CARRYING VALUE     COVERAGE RATIO
-------------------------------------------------------  ----------------   -----------------  ----------------   -----------------
Greater than 80%                                         $             20               0.59x  $             15               0.91x
65% - 80%                                                             182               2.17x               280               1.78x
Less than 65%                                                       2,609               2.61x             2,623               2.54x
                                                         ----------------   -----------------  ----------------   -----------------
TOTAL COMMERCIAL MORTGAGE LOANS                          $          2,811               2.55X  $          2,918               2.45X
                                                         ----------------   -----------------  ----------------   -----------------

                            MORTGAGE LOANS BY REGION

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         -----------------------------------   -----------------------------------
                                                          CARRYING VALUE    PERCENT OF TOTAL    CARRYING VALUE    PERCENT OF TOTAL
                                                         ----------------   ----------------   ----------------   ----------------
East North Central                                       $             54                1.9%  $             66                2.3%
East South Central                                                     14                0.5%                14                0.5%
Middle Atlantic                                                       237                8.4%               210                7.2%
New England                                                            93                3.3%               163                5.6%
Pacific                                                               814               29.0%               933               32.0%
South Atlantic                                                        613               21.8%               579               19.8%
West South Central                                                    128                4.6%               125                4.3%
Other [1]                                                             858               30.5%               828               28.3%
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL MORTGAGE LOANS                                     $          2,811                100%  $          2,918                100%
                                                         ----------------   ----------------   ----------------   ----------------

--------
[1] PRIMARILY REPRESENTS LOANS COLLATERALIZED BY MULTIPLE PROPERTIES IN VARIOUS REGIONS.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  -----------------------------------
                                                          CARRYING VALUE    PERCENT OF TOTAL    CARRYING VALUE    PERCENT OF TOTAL
                                                         ----------------   -----------------  ----------------   ----------------
Commercial
  Agricultural                                           $             16                0.6%  $             16                0.5%
  Industrial                                                          793               28.2%               829               28.4%
  Lodging                                                              25                0.9%                26                0.9%
  Multifamily                                                         535               19.0%               557               19.1%
  Office                                                              605               21.5%               729               25.0%
  Retail                                                              611               21.8%               650               22.3%
  Other                                                               226                8.0%               111                3.8%
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL MORTGAGE LOANS                                     $          2,811                100%  $          2,918                100%
                                                         ----------------   ----------------   ----------------   ----------------

VARIABLE INTEREST ENTITIES

The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities but also as an investment manager and as a means of accessing capital through a contingent capital facility ("the facility").

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment. Since December 31, 2015, the Company has disposed of the VIEs for which it was the primary beneficiary.

                               CONSOLIDATED VIES

                                                           DECEMBER 31, 2016                         DECEMBER 31, 2015
                                               -----------------------------------------  -----------------------------------------
                                                                               MAXIMUM                                    MAXIMUM
                                                                 TOTAL       EXPOSURE TO                    TOTAL       EXPOSURE TO
                                               TOTAL ASSETS  LIABILITIES[1]   LOSS [2]    TOTAL ASSETS  LIABILITIES[1]    LOSS [2]
                                               ------------  --------------  -----------  ------------  --------------  -----------
Investment funds [3]                           $         --  $           --  $        --  $         52  $           11  $        42
Limited partnerships and other alternative
  investments [4]                                        --              --           --             2               1            1
                                               ------------  --------------  -----------  ------------ ---------------  -----------
TOTAL                                          $         --  $           --  $        --  $         54  $           12  $        43
                                               ------------  --------------  -----------  ------------ ---------------  -----------

--------
[1]   INCLUDED IN OTHER LIABILITIES ON THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] THE MAXIMUM EXPOSURE TO LOSS REPRESENTS THE MAXIMUM LOSS AMOUNT THAT THE COMPANY COULD RECOGNIZE AS A REDUCTION IN NET INVESTMENT INCOME OR AS A REALIZED CAPITAL LOSS AND IS THE COST BASIS OF THE COMPANY'S INVESTMENT.
[3] TOTAL ASSETS INCLUDED IN FIXED MATURITIES, FVO, SHORT-TERM INVESTMENTS, AND EQUITY, AFS ON THE COMPANY'S CONSOLIDATED BALANCE SHEETS.
[4] TOTAL ASSETS INCLUDED IN LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS ON THE COMPANY'S CONSOLIDATED BALANCE SHEETS.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company's maximum exposure to loss as of December 31, 2016 and December 31, 2015 is limited to the total carrying value of $859 and $729, respectively, which are included in limited partnerships and other alternative investments in the Company's Consolidated Balance Sheets. As of December 31, 2016 and December 31, 2015, the Company has outstanding commitments totaling $497 and $299, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager and, therefore does not consolidate. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

SECURITIES LENDING, REPURCHASE AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company's consolidated balance sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company's consolidated statements of operations. As of December 31, 2016, the fair value of securities on loan and the associated liability for cash collateral received was $435 and $420,

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

respectively. The Company also received securities collateral of $26 which was not included in the Company's Consolidated Balance Sheets. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified date in the future. These transactions generally have a contractual maturity of ninety days or less.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's consolidated balance sheets. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2016, the Company reported in fixed maturities, AFS on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $112 in fixed maturities, AFS and $9 in cash. The Company reported a corresponding obligation to repurchase the pledged securities of $118 in other liabilities on the Consolidated Balance Sheets. As of December 31, 2015, the Company reported in financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2016 or December 31, 2015.

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2016 and 2015 the fair value of securities on deposit was approximately $21 and $14, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2016 is limited to the total carrying value of $930. In addition, the Company has outstanding commitments totaling approximately $497, to fund limited partnership and other alternative investments as of December 31, 2016. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2016, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $100.6 billion and $82.2 billion as of December 31, 2016 and 2015, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $17.6 billion and $14.0 billion as of December 31, 2016 and 2015, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $0.8 billion and $3.5 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $7.4 billion, $5.2 billion, and $8.7 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. As of, and for the period ended, December 31, 2016, the aggregated summarized financial data reflects the latest available financial information.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting
("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2016 and 2015, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion and $4.6 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

Foreign currency forwards are used to hedge non-U.S. dollar denominated cash and equity securities. The Company also enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

FIXED PAYOUT ANNUITY HEDGE

The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. During 2015, the Company entered into a total return swap to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). The swap matured in January 2016 and the specific common stock investments were sold at that time. In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contain embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

COMMODITY CONTRACTS

The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.

GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives ("GMWB hedging instruments") as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. The following table presents notional and fair value for GMWB hedging instruments.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2016    DECEMBER 31, 2015    DECEMBER 31, 2016    DECEMBER 31, 2015
                                              -----------------    -----------------    -----------------    -----------------
Customized swaps                              $           5,191    $           5,877    $             100    $             131
Equity swaps, options, and futures                        1,362                1,362                  (27)                   2
Interest rate swaps and futures                           3,703                3,740                   21                   25
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $          10,256    $          10,979    $              94    $             158
                                              -----------------    -----------------    -----------------    -----------------

MACRO HEDGE PROGRAM

The Company utilizes equity swaps, options, futures, and forwards to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company's statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2016 and 2015, the Company had approximately $875 and $895, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

DERIVATIVE BALANCE SHEET CLASSIFICATION

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

                                                                                                                    LIABILITY
                                                      NET DERIVATIVES                    ASSET DERIVATIVES         DERIVATIVES
                                      ---------------------------------------------   ---------------------   ---------------------
                                          NOTIONAL AMOUNT            FAIR VALUE             FAIR VALUE             FAIR VALUE
                                      ---------------------   ---------------------   ---------------------   ---------------------
                                        DEC 31,     DEC 31,     DEC 31,     DEC 31,    DEC 31,    DEC 31,     DEC 31,    DEC 31,
HEDGE DESIGNATION/ DERIVATIVE  TYPE      2016        2015        2016        2015       2016       2015        2016        2015
-----------------------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
CASH FLOW HEDGES
   Interest rate swaps                $   1,794   $   1,766   $       7   $      38   $       9   $      38   $      (2)  $      --
   Foreign currency swaps                   164         143         (16)        (19)         10           7         (26)        (26)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES                    1,958       1,909          (9)         19          19          45         (28)        (26)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FAIR VALUE HEDGES
   Interest rate swaps                       --          23          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FAIR VALUE HEDGES                      --          23          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NON-QUALIFYING STRATEGIES
   INTEREST RATE CONTRACTS
     Interest rate swaps and futures      2,774       4,710        (411)       (415)        249         285        (660)       (700)
   FOREIGN EXCHANGE CONTRACTS
     Foreign currency swaps and
        forwards                            382         386          36           4          36           4          --          --
     Fixed payout annuity hedge             804       1,063        (263)       (357)         --          --        (263)       (357)
   CREDIT CONTRACTS
     Credit derivatives that purchase
        credit protection                   131         249          (3)         10          --          12          (3)         (2)
     Credit derivatives that assume
        credit risk [1]                     458       1,435           4         (10)          5           5          (1)        (15)
     Credit derivatives in offsetting
        positions                         1,006       1,435          (1)         (1)         16          17         (17)        (18)
   EQUITY CONTRACTS
     Equity index swaps and options         100         404          --          15          33          41         (33)        (26)
   VARIABLE ANNUITY HEDGE PROGRAM
     GMWB product derivatives [2]        13,114      15,099        (241)       (262)         --          --        (241)       (262)
     GMWB reinsurance contracts           2,709       3,106          73          83          73          83          --          --
     GMWB hedging instruments            10,256      10,979          94         158         190         264         (96)       (106)
     Macro hedge program                  6,532       4,548         178         147         201         179         (23)        (32)
   OTHER
     Modified coinsurance reinsurance
        contracts                           875         895          68          79          68          79          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL NON-QUALIFYING STRATEGIES          39,141      44,309        (466)       (549)        871         969      (1,337)     (1,518)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES, FAIR VALUE
   HEDGES, AND NON- QUALIFYING
   STRATEGIES                         $  41,099   $  46,241   $    (475)  $    (530)  $     890   $   1,014   $  (1,365)  $  (1,544)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
BALANCE SHEET LOCATION
     Fixed maturities,
        available-for-sale            $     121   $     184   $      --   $      (1)  $      --   $      --   $      --   $      (1)
     Other investments                   12,732      11,837         235         250         325         360         (90)       (110)
     Other liabilities                   11,498      15,071        (577)       (653)        424         492      (1,001)     (1,145)
     Reinsurance recoverables             3,584       4,000         141         162         141         162          --          --
     Other policyholder funds and
        benefits payable                 13,164      15,149        (274)       (288)         --          --        (274)       (288)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DERIVATIVES                     $  41,099   $  46,241   $    (475)  $    (530)  $     890   $   1,014   $  (1,365)  $  (1,544)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


--------
[1] THE DERIVATIVE INSTRUMENTS RELATED TO THIS STRATEGY ARE HELD FOR OTHER INVESTMENT PURPOSES.
[2] THESE DERIVATIVES ARE EMBEDDED WITHIN LIABILITIES AND ARE NOT HELD FOR RISK MANAGEMENT PURPOSES.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

                          (I)            (II)            (III) = (I) - (II)                                           (V)=(III)-(IV)
                     -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                        COLLATERAL DISALLOWED FOR
                                                     NET AMOUNTS PRESENTED IN THE      OFFSET IN THE STATEMENT OF
                                                   STATEMENT OF FINANCIAL POSITION         FINANCIAL POSITION
                                                   -------------------------------  --------------------------------
                                    GROSS AMOUNTS
                     GROSS AMOUNTS  OFFSET IN THE                       ACCRUED INTEREST
                     OF RECOGNIZED   STATEMENT OF     DERIVATIVE       AND CASH COLLATERAL
                         ASSETS       FINANCIAL        ASSETS [1]        (RECEIVED) [3]        FINANCIAL COLLATERAL
                     (LIABILITIES)    POSITION     (LIABILITIES) [2]       PLEDGED [2]        (RECEIVED) PLEDGED [4]    NET AMOUNT
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------
AS OF DECEMBER 31,
  2016
  Other investments  $         749  $         588  $             235   $                (74) $                   101   $         60
  Other liabilities         (1,091)          (396)              (577)                  (118)                    (655)           (40)
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------

AS OF DECEMBER 31,
  2015
  Other investments  $         852  $         692  $             250   $                (90) $                    99   $         61
  Other liabilities          1,255)          (499)              (653)                  (103)                    (753)            (3)
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------


--------
[1] INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS. [2] INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS
     AND IS LIMITED TO THE NET DERIVATIVE RECEIVABLE ASSOCIATED WITH EACH COUNTERPARTY.
[3] INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE PAYABLE ASSOCIATED WITH EACH COUNTERPARTY.
[4]  EXCLUDES COLLATERAL ASSOCIATED WITH EXCHANGE-TRADED DERIVATIVE INSTRUMENTS.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                     GAIN (LOSS) RECOGNIZED IN OCI             NET REALIZED CAPITAL GAINS (LOSSES) RECOGNIZED IN
                                   ON DERIVATIVE (EFFECTIVE PORTION)              INCOME ON DERIVATIVE (INEFFECTIVE PORTION)
                            ------------------------------------------------   -------------------------------------------------
                                 2016             2015             2014             2016             2015             2014
                            --------------   --------------   --------------   --------------   ---------------   --------------
Interest rate swaps         $          (16)  $            3   $           34   $           --   $            --   $            2
Foreign currency swaps                   2               --              (10)              --                --               --
                            --------------   --------------   --------------   --------------   ---------------   --------------
TOTAL                       $          (14)  $            3   $           24   $           --   $            --   $            2
                            --------------   --------------   --------------   --------------   ---------------   --------------

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                                              GAIN (LOSS) RECLASSIFIED FROM AOCI INTO INCOME (EFFECTIVE PORTION)
                                                              ------------------------------------------------------------------
                                                                      2016                   2015                   2014
                                                              --------------------   --------------------   --------------------
Interest rate swaps      Net realized capital gains (losses)  $                  1   $                 (1)  $                 (1)
Interest rate swaps      Net investment income (loss)                           25                     33                     50
Foreign currency swaps   Net realized capital gains (losses)                    (2)                    (9)                   (13)
                                                              --------------------   --------------------   --------------------
TOTAL                                                         $                 24   $                 23   $                 36
                                                              --------------------   --------------------   --------------------

As of December 31, 2016, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $13. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions, excluding interest payments on existing variable-rate financial instruments, is approximately less than one year.

During the years ended December 31, 2016, 2015, and 2014, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2016, 2015, and 2014, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                                        NON-QUALIFYING STRATEGIES
                   GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------
                                                                          DECEMBER 31,
                                                        ------------------------------------------------
                                                             2016             2015             2014
                                                        --------------   --------------   --------------

VARIABLE ANNUITY HEDGE PROGRAM
   GMWB product derivatives                             $           88   $          (59)  $           (2)
   GMWB reinsurance contracts                                      (14)              17                4
   GMWB hedging instruments                                       (112)             (45)               3
   Macro hedge program                                            (163)             (46)             (11)
   International program hedging instruments                        --               --             (126)
                                                        --------------   --------------   --------------
     TOTAL VARIABLE ANNUITY HEDGE PROGRAM                         (201)            (133)            (132)
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards                              32                5                4
   Fixed payout annuity hedge                                       25              (21)            (148)
   Japanese fixed annuity hedging instruments                       --               --               22
                                                        --------------   --------------   --------------
     TOTAL FOREIGN EXCHANGE CONTRACTS                               57              (16)            (122)
OTHER NON-QUALIFYING DERIVATIVES
INTEREST RATE CONTRACTS
   Interest rate swaps, swaptions, and futures                     (18)              (7)              (6)
CREDIT CONTRACTS
   Credit derivatives that purchase credit protection               (9)               3               (6)
   Credit derivatives that assume credit risk                       15               (4)              10
EQUITY CONTRACTS
   Equity index swaps and options                                   30               19                7
COMMODITY CONTRACTS
   Commodity options                                                --               (5)              --
OTHER
   GMAB and GMWB reinsurance contracts                              --               --              579
   Modified coinsurance reinsurance contracts                      (12)              46              395
   Derivative instruments formerly associated with
     HLIKK [1]                                                      --               --               (2)
                                                        --------------   --------------   --------------
     TOTAL OTHER NON-QUALIFYING DERIVATIVES                        (12)              46              972
                                                        --------------   --------------   --------------
TOTAL [2]                                               $         (138)  $          (97)  $          723
                                                        --------------   --------------   --------------


--------
[1] THESE AMOUNTS RELATE TO THE TERMINATION OF THE HEDGING PROGRAM ASSOCIATED WITH THE JAPAN VARIABLE ANNUITY PRODUCT DUE TO THE SALE OF HLIKK.
[2] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

                            AS OF DECEMBER 31, 2016

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $         88  $     --   3 years     Foreign Gov.      A      $       45  $           --
   Below investment grade risk
     exposure                                        43        --   1 year    Corporate Credit    B-             43              --
Basket credit default swaps [4]
   Investment grade risk exposure                   493         5   3 years   Corporate Credit   BBB+           225              (1)
   Below investment grade risk
     exposure                                        22         2   4 years   Corporate Credit    B              22              (2)
   Investment grade risk exposure                   158        (2)  2 years     CMBS Credit      AA+            111               1
   Below investment grade risk
     exposure                                        57       (13)  1 year      CMBS Credit      CCC             57              13
Embedded credit derivatives
   Investment grade risk exposure                                   Less
                                                                    than
                                                    100       100   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $        961  $     92                                        $      503  $           11
                                           ------------  --------                                        ----------  --------------

                            AS OF DECEMBER 31, 2015

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $        118  $     --   1 year      Foreign Gov.     BBB+    $      115  $           (1)
   Below investment grade risk
     exposure                                        43        (2)  2 years   Corporate Credit   CCC+            43               1
Basket credit default swaps [4]
   Investment grade risk exposure                 1,265         7   4 years   Corporate Credit   BBB+           345              (2)
   Investment grade risk exposure                   503       (14)  6 years     CMBS Credit      AAA-           141               1
   Below investment grade risk
     exposure                                        74       (13)  1 year      CMBS Credit      CCC             74              13
Embedded credit derivatives
   Investment grade risk exposure                   150       148   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $      2,153  $    126                                        $      718  $           12
                                           ------------  --------                                        ----------  --------------

--------
[1] THE AVERAGE CREDIT RATINGS ARE BASED ON AVAILABILITY AND ARE GENERALLY THE MIDPOINT OF THE AVAILABLE RATINGS AMONG MOODY'S, S&P, FITCH AND MORNINGSTAR. IF NO RATING IS AVAILABLE FROM A RATING AGENCY, THEN AN INTERNALLY DEVELOPED RATING IS USED.
[2] NOTIONAL AMOUNT IS EQUAL TO THE MAXIMUM POTENTIAL FUTURE LOSS AMOUNT. THESE DERIVATIVES ARE GOVERNED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW WHICH INCLUDE COLLATERAL POSTING REQUIREMENTS. THERE IS NO ADDITIONAL SPECIFIC COLLATERAL RELATED TO THESE CONTRACTS OR RECOURSE PROVISIONS INCLUDED IN THE CONTRACTS TO OFFSET LOSSES.
[3] THE COMPANY HAS ENTERED INTO OFFSETTING CREDIT DEFAULT SWAPS TO TERMINATE CERTAIN EXISTING CREDIT DEFAULT SWAPS, THEREBY OFFSETTING THE FUTURE CHANGES IN VALUE OF, OR LOSSES PAID RELATED TO, THE ORIGINAL SWAP.
[4] INCLUDES $1.8 BILLION AS OF DECEMBER 31, 2016 AND 2015, OF NOTIONAL AMOUNT ON SWAPS OF STANDARD MARKET INDICES OF DIVERSIFIED PORTFOLIOS OF CORPORATE AND CMBS ISSUERS REFERENCED THROUGH CREDIT DEFAULT SWAPS. THESE SWAPS ARE SUBSEQUENTLY VALUED BASED UPON THE OBSERVABLE STANDARD MARKET INDEX.
[5] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2016 and 2015, the Company pledged cash collateral associated with derivative instruments with a fair value of $134 and $173, respectively, for which the collateral receivable has been primarily included within other investments on the Company's Consolidated Balance Sheets. As of December 31, 2016 and 2015, the Company also pledged securities collateral associated with derivative instruments with a fair value of $830 and $873, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2016 and 2015, the Company accepted cash collateral associated with derivative instruments of $333 and $341, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 and 2015 with a fair value of $107 and $100, respectively, of which the Company has the ability to sell or repledge $81 and $100, respectively. As of December 31, 2016 and 2015, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.

REINSURANCE RECOVERABLES

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company's estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company's estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

The Company's reinsurance recoverables are summarized as follows:

                                                                                                         AS OF DECEMBER 31,
                                                                                               ------------------------------------
REINSURANCE RECOVERABLES                                                                             2016               2015
---------------------------------------------------------------------------------------------  -----------------  -----------------
Reserve for future policy benefits and other policyholder funds and benefits payable
   Sold businesses (MassMutual and Prudential)                                                 $          19,363  $          18,993
   Other reinsurers                                                                                        1,362              1,506
                                                                                               -----------------  -----------------
GROSS REINSURANCE RECOVERABLES                                                                 $          20,725  $          20,499
                                                                                               -----------------  -----------------

As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2016, the Company has $1.2 billion of reinsurance recoverables from Prudential representing approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2016, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's Consolidated Stockholder's Equity.

No allowance for uncollectible reinsurance is required as of December 31, 2016 and December 31, 2015. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.

INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:

                                                                                            YEAR ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Gross earned premiums, fee income and other                                 $           2,659  $           2,877  $           3,228
Reinsurance assumed                                                                       129                113                 74
Reinsurance ceded                                                                      (1,616)            (1,801)            (2,060)
                                                                            -----------------  -----------------  -----------------
   NET EARNED PREMIUMS, FEE INCOME AND OTHER                                $           1,172  $           1,189  $           1,242
                                                                            -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,131, $1,094, and $845 for the years ended December 31, 2016, 2015, and 2014, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.

6. DEFERRED POLICY ACQUISITION COSTS

Changes in the DAC balance are as follows:

                                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
BALANCE, BEGINNING OF PERIOD                                                $             542  $             521  $             689
Deferred costs                                                                              7                  7                 14
Amortization -- DAC                                                                       (40)               (82)              (110)
Amortization -- Unlock benefit (charge), pre-tax                                          (74)                13                (96)
Adjustments to unrealized gains and losses on securities AFS and other                     28                 83                 24
                                                                            -----------------  -----------------  -----------------
BALANCE, END OF PERIOD                                                      $             463  $             542  $             521
                                                                            -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. RESERVES FOR FUTURE POLICY BENEFITS AND SEPARATE ACCOUNT LIABILITIES

Changes in Reserves for future policy benefits are as follows:

                                                        UNIVERSAL LIFE-TYPE CONTRACTS
                                                      ----------------------------------      TRADITIONAL
                                                         GMDB/GMWB       LIFE SECONDARY    ANNUITY AND OTHER
                                                            [1]            GUARANTEES        CONTRACTS [2]          TOTAL
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2016               $            863   $         2,313   $          10,674   $        13,850
Less Shadow Reserve                                                 --                --                (211)             (211)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2016, EXCLUDING
SHADOW RESERVE                                                     863             2,313              10,463            13,639
Incurred [3]                                                        37               314                 671             1,022
Paid                                                              (114)               --                (785)             (899)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2016,
  EXCLUDING
SHADOW RESERVE                                                     786             2,627              10,349            13,762
Add Shadow Reserve                                                  --                --                 238               238
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2016             $            786   $         2,627   $          10,587   $        14,000
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
   2016                                               $            523   $         2,313   $           1,823   $         4,659
Incurred [3]                                                        --               314                 (56)              258
Paid                                                               (91)               --                 (70)             (161)
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
   2016                                               $            432   $         2,627   $           1,697   $         4,756
                                                      ----------------   ---------------   -----------------   ---------------

                                                        UNIVERSAL LIFE-TYPE CONTRACTS
                                                      ----------------------------------      TRADITIONAL
                                                         GMDB/GMWB       LIFE SECONDARY    ANNUITY AND OTHER    TOTAL FUTURE
                                                            [1]            GUARANTEES        CONTRACTS [2]     POLICY BENEFITS
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015               $            812   $         2,041   $          10,771   $        13,624
Less Shadow Reserve                                                 --                --                (265)             (265)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015, EXCLUDING
SHADOW RESERVE                                                     812             2,041              10,506            13,359
Incurred [3]                                                       163               272                 741             1,176
Paid                                                              (112)               --                (784)             (896)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2015,
  EXCLUDING
SHADOW RESERVE                                                     863             2,313              10,463            13,639
Add Shadow Reserve                                                  --                --                 211               211
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2015             $            863   $         2,313   $          10,674   $        13,850
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
   2015                                               $            480   $         2,041   $           1,795   $         4,316
Incurred [3]                                                       132               272                 107               511
Paid                                                               (89)               --                 (79)             (168)
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
   2015                                               $            523   $         2,313   $           1,823   $         4,659
                                                      ----------------   ---------------   -----------------   ---------------

--------
[1] THESE LIABILITY BALANCES INCLUDE ALL GMDB BENEFITS, PLUS THE LIFE-CONTINGENT PORTION OF GMWB BENEFITS IN EXCESS OF THE RETURN OF THE GRB. GMWB BENEFITS THAT MAKE UP A SHORTFALL BETWEEN THE ACCOUNT VALUE AND THE GRB ARE EMBEDDED DERIVATIVES HELD AT FAIR VALUE AND ARE EXCLUDED FROM THESE BALANCES.
[2] REPRESENTS LIFE-CONTINGENT RESERVES FOR WHICH THE COMPANY IS SUBJECT TO INSURANCE AND INVESTMENT RISK.
[3] INCLUDES THE PORTION OF ASSESSMENTS ESTABLISHED AS ADDITIONS TO RESERVES AS WELL AS CHANGES IN ESTIMATES AFFECTING THE RESERVES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. RESERVES FOR FUTURE POLICY BENEFITS AND SEPARATE ACCOUNT LIABILITIES (CONTINUED)

The following table provides details concerning GMDB/GMWB exposure as of December 31, 2016:

                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RETAINED NET
                                                             ACCOUNT           NET AMOUNT           AMOUNT        WEIGHTED AVERAGE
                                                              VALUE             AT RISK            AT RISK        ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") [1]                       ("AV") [8]        ("NAR") [9]        ("RNAR") [9]        ANNUITANT
------------------------------------------------------   -----------------  -----------------  -----------------  -----------------
   MAV only                                              $          13,565  $           2,285  $             350                 71
   With 5% rollup [2]                                                1,156                187                 60                 71
   With Earnings Protection Benefit Rider ("EPB") [3]                3,436                464                 75                 70
   With 5% rollup & EPB                                                467                102                 22                 73
                                                         -----------------  -----------------  -----------------  -----------------
   Total MAV                                                        18,624              3,038                507
Asset Protection Benefit ("APB") [4]                                10,438                172                114                 69
Lifetime Income Benefit ("LIB") -- Death Benefit [5]                   464                  6                  6                 70
Reset [6] (5-7 years)                                                2,406                 13                 12                 70
Return of Premium ("ROP") [7] /Other                                 8,766                 69                 65                 69
                                                         -----------------  -----------------  -----------------  -----------------
   SUBTOTAL VARIABLE ANNUITY WITH GMDB/GMWB [10]         $          40,698  $           3,298  $             704                 70
   Less: General Account Value with GMDB/GMWB                        3,773
                                                         -----------------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB                  36,925
   Separate Account Liabilities without GMDB                        78,740
                                                         -----------------
   TOTAL SEPARATE ACCOUNT LIABILITIES                    $         115,665
                                                         -----------------

--------

[1] MAV GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE HIGHEST AV ON ANY ANNIVERSARY BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[2] ROLLUP GMDB IS THE GREATEST OF THE MAV, CURRENT AV, NET PREMIUM PAID AND PREMIUMS (ADJUSTED FOR WITHDRAWALS) ACCUMULATED AT GENERALLY 5% SIMPLE INTEREST UP TO THE EARLIER OF AGE 80 YEARS OR 100% OF ADJUSTED PREMIUMS.
[3] EPB GMDB IS THE GREATEST OF THE MAV, CURRENT AV, OR CONTRACT VALUE PLUS A PERCENTAGE OF THE CONTRACT'S GROWTH. THE CONTRACT'S GROWTH IS AV LESS PREMIUMS NET OF WITHDRAWALS, SUBJECT TO A CAP OF 200% OF PREMIUMS NET WITHDRAWALS.
[4] APB GMDB IS THE GREATER OF CURRENT AV OR MAV, NOT TO EXCEED CURRENT AV PLUS 25% TIMES THE GREATER OF NET PREMIUMS AND MAV (EACH ADJUSTED FOR PREMIUMS IN THE PAST 12 MONTHS).
[5] LIB GMDB IS THE GREATEST OF CURRENT AV; NET PREMIUMS PAID; OR FOR CERTAIN CONTRACTS, A BENEFIT AMOUNT GENERALLY BASED ON MARKET PERFORMANCE THAT RATCHETS OVER TIME.
[6] RESET GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE MOST RECENT FIVE TO SEVEN YEAR ANNIVERSARY AV BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[7]   ROP GMDB IS THE GREATER OF CURRENT AV AND NET PREMIUMS PAID.
[8] AV INCLUDES THE CONTRACT HOLDER'S INVESTMENT IN THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT.
[9] NAR IS DEFINED AS THE GUARANTEED BENEFIT IN EXCESS OF THE CURRENT AV. RNAR REPRESENTS NAR REDUCED FOR REINSURANCE. NAR AND RNAR ARE HIGHLY SENSITIVE TO EQUITY MARKET MOVEMENTS AND INCREASE WHEN EQUITY MARKETS DECLINE.
[10] SOME VARIABLE ANNUITY CONTRACTS WITH GMDB ALSO HAVE A LIFE-CONTINGENT GMWB THAT MAY PROVIDE FOR BENEFITS IN EXCESS OF THE RETURN OF THE GRB. SUCH CONTRACTS INCLUDED IN THIS AMOUNT HAVE $6.4 BILLION OF TOTAL ACCOUNT VALUE AND WEIGHTED AVERAGE ATTAINED AGE OF 72 YEARS. THERE IS NO NAR OR RETAINED NAR RELATED TO THESE CONTRACTS.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

ASSET TYPE                                                                     DECEMBER 31, 2016            DECEMBER 31, 2015
-----------------------------------------------------------------------   ---------------------------   --------------------------
Equity securities (including mutual funds)                                $                    33,880   $                   36,970
Cash and cash equivalents                                                                       3,045                        3,453
                                                                          ---------------------------   --------------------------
TOTAL                                                                     $                    36,925   $                   40,423
                                                                          ---------------------------   --------------------------

As of December 31, 2016 and December 31, 2015, approximately 16% and 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 84% and 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. DEBT

COLLATERALIZED ADVANCES

The Company is a member of the Federal Home Loan Bank of Boston ("FHLBB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.1 billion in qualifying assets to secure FHLBB advances for 2017. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2016, the Company had no advances outstanding under the FHLBB facility.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. INCOME TAXES

The provision (benefit) for income taxes consists of the following:

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                              -----------------------------------------------------
                                                                                   2016               2015              2014
                                                                              ----------------   ----------------  ----------------
INCOME TAX EXPENSE (BENEFIT)
   Current - U.S. Federal                                                     $              2   $             36  $           (339)
   Deferred - U.S. Federal                                                                  72                 (6)              523
                                                                              ----------------   ----------------  ----------------
     TOTAL INCOME TAX EXPENSE                                                 $             74   $             30  $            184
                                                                              ----------------   ----------------  ----------------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

                                                                                                        AS OF DECEMBER 31,
                                                                                               ------------------------------------
                                                                                                     2016               2015
                                                                                               -----------------  -----------------
DEFERRED TAX ASSETS
   Tax basis deferred policy acquisition costs                                                 $             101  $             119
   Unearned premium reserve and other underwriting related reserves                                            6                  4
   Financial statement deferred policy acquisition costs and reserves                                         32                 --
   Investment-related items                                                                                  135                524
   Insurance product derivatives                                                                              79                 90
   Net operating loss carryover                                                                            1,155              1,166
   Alternative minimum tax credit                                                                            232                232
   Foreign tax credit carryover                                                                               40                122
   Other                                                                                                     191                 16
                                                                                               -----------------  -----------------
     TOTAL DEFERRED TAX ASSETS                                                                             1,971              2,273
                                                                                               -----------------  -----------------
        NET DEFERRED TAX ASSETS                                                                            1,971              2,273
                                                                                               -----------------  -----------------
DEFERRED TAX LIABILITIES
   Financial statement deferred policy acquisition costs and reserves                                         --               (220)
   Net unrealized gain on investments                                                                       (480)              (432)
   Employee benefits                                                                                         (54)               (40)
                                                                                               -----------------  -----------------
     TOTAL DEFERRED TAX LIABILITIES                                                                         (534)              (692)
                                                                                               -----------------  -----------------
     NET DEFERRED TAX ASSETS                                                                   $           1,437  $           1,581
                                                                                               -----------------  -----------------

The Company has a current income tax receivable of $64 and $276 as of December 31, 2016 and 2015, respectively.

Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2016, 2015, or 2014.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover, alternative minimum tax credit carryover and foreign tax credit carryover as follows:

NET OPERATING LOSS CARRYOVER

As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,301 and $3,333, respectively. If unutilized, $3,299 of the losses expire from 2023-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. INCOME TAXES (CONTINUED)

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent's consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.

ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $232 and foreign tax credit carryover of $40 and $122 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2020 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company's effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Tax provision at the U.S. federal statutory rate                            $             125  $             186  $             301
Dividends received deduction ("DRD")                                                      (76)              (152)              (109)
Foreign related investments                                                                (7)                (3)                (8)
IRS audit adjustments                                                                      31                 --                 --
Other                                                                                       1                 (1)                --
                                                                            -----------------  -----------------  -----------------
   PROVISION FOR INCOME TAXES                                               $              74  $              30  $             184
                                                                            -----------------  -----------------  -----------------

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2, $9 and $7 for the years ended December 31, 2016, 2015 and 2014, respectively. Future minimum lease commitments as of December 31, 2016 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2016, the Company has outstanding commitments totaling $645, of which $497 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $106 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $42 relate to mortgage loans the Company is expecting to fund in the first half of 2017.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2016 and 2015 the liability balance was $8 and $15, respectively. As of December 31, 2016 and 2015 was $15 and $27, respectively, related to premium tax offsets was included in other assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2016, was $794. Of this $794 the legal entities have posted collateral of $939 in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2016, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, is primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company ("Hartford Fire"), Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. As of December 31, 2016 and 2015, the Company had $53 and $53, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2016, 2015 and 2014, the Company recorded earned premiums of $4, $3, and $3 for these intercompany claim annuities. Under some of the structured settlement agreements, the claimants have released The Hartford's property and casualty subsidiaries of their primary claim obligation. Reserves for annuities issued by the Company to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $711 and $746 as of December 31, 2016 and 2015, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2016 and 2015, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. As a result, the Company recognized a loss on this recapture of $213 in 2014. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.

HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $487 and $619 as of December 31, 2016 and 2015, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc., whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination in 2014 was as follows:

                                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                                                 ---------------------------------
                                                                                                                2014
                                                                                                 ---------------------------------
Earned premiums                                                                                  $                              (5)
Net realized losses [1]                                                                                                       (103)
                                                                                                 ---------------------------------
   TOTAL REVENUES                                                                                                             (108)
Benefits, losses and loss adjustment expenses                                                                                   (1)
Insurance operating costs and other expenses                                                                                    (4)
                                                                                                 ---------------------------------
   TOTAL EXPENSES                                                                                                               (5)
LOSS BEFORE INCOME TAXES                                                                                                      (103)
Income tax benefit                                                                                                             (36)
                                                                                                 ---------------------------------
   NET LOSS                                                                                      $                             (67)
                                                                                                 ---------------------------------

--------
[1] AMOUNTS REPRESENT THE CHANGE IN VALUATION OF THE DERIVATIVE ASSOCIATED WITH THIS TRANSACTION.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory net income and statutory capital are as follows:

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                   2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Combined statutory net income                                               $             349  $             371  $             132
Statutory capital                                                           $           4,398  $           4,939  $           5,564

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2016 and 2015. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.

DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the CTDOI.

In 2016, HLAI paid dividends of $750 to the Company which were subsequently paid to the Company's parent.

In 2017, the Company is permitted to pay up to a maximum of $1 billion in dividends and the Company 's subsidiaries are permitted to pay up to a maximum of approximately $345 in dividends without prior approval from the applicable insurance commissioner. However, to meet the liquidity needed to pay dividends up to the HFSG Holding Company, the Company may require receiving regulatory approval for extraordinary dividends from HLAI. On January 30, 2017, HLAI paid a dividend of $300 to the Company which was subsequently paid as a dividend to the Company's parent.

The Company anticipates paying an additional $300 dividends to its parent during 2017.

YEAR ENDED DECEMBER 31, 2015

In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. STATUTORY RESULTS (CONTINUED)

The Company's subsidiaries were permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax, by component consist of the following:

For the year ended December 31, 2016

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $             539  $              57  $              (3) $             593
   OCI before reclassifications                                        212                 (9)                --                203
   Amounts reclassified from AOCI                                      (58)               (16)                --                (74)
     OCI, net of tax                                                   154                (25)                --                129
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $             693  $              32  $              (3) $             722
                                                         -----------------  -----------------  -----------------  -----------------

For the year ended December 31, 2015

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $           1,154  $              70  $              (3) $           1,221
   OCI before reclassifications                                       (633)                 2                 --               (631)
   Amounts reclassified from AOCI                                       18                (15)                --                  3
     OCI, net of tax                                                  (615)               (13)                --               (628)
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $             539  $              57  $              (3) $             593
                                                         -----------------  -----------------  -----------------  -----------------

For the year ended December 31, 2014

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $             495  $              79  $              --  $             574
   OCI before reclassifications                                        660                 14                 (3)               671
   Amounts reclassified from AOCI                                       (1)               (23)                --                (24)
     OCI, net of tax                                                   659                 (9)                (3)               647
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $           1,154  $              70  $              (3) $           1,221
                                                         -----------------  -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (CONTINUED)

Reclassifications from AOCI consist of the following:

                                                   AMOUNT RECLASSIFIED FROM AOCI
                                           -----------------------------------------------
                                            FOR THE YEAR    FOR THE YEAR     FOR THE YEAR
                                                ENDED           ENDED            ENDED
                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,         AFFECTED LINE ITEM IN THE
AOCI                                            2016            2015             2014        CONSOLIDATED STATEMENT OF OPERATIONS
-----------------------------------------  --------------  --------------   --------------  ---------------------------------------
NET UNREALIZED GAIN ON SECURITIES
Available-for-sale securities              $           89  $          (27)  $            1  Net realized capital gains (losses)
                                           --------------  --------------   --------------
                                                       89             (27)               1  TOTAL BEFORE TAX
                                                       31              (9)              --  Income tax expense
                                           --------------  --------------   --------------
                                           $           58  $          (18)  $            1  NET INCOME
                                           --------------  --------------   --------------
NET GAINS ON CASH-FLOW HEDGING
INSTRUMENTS
Interest rate swaps                        $            1  $           (1)  $           (1) Net realized capital gains (losses)
Interest rate swaps                                    25              33               50  Net investment income
Foreign currency swaps                                 (2)             (9)             (13) Net realized capital gains (losses)
                                           --------------  --------------   --------------
                                                       24              23               36  TOTAL BEFORE TAX
                                                        8               8               13  Income tax expense
                                           --------------  --------------   --------------
                                           $           16  $           15   $           23  NET INCOME
                                           --------------  --------------   --------------
TOTAL AMOUNTS RECLASSIFIED FROM AOCI       $           74  $           (3)  $           24  NET INCOME
                                           --------------  --------------   --------------

14. QUARTERLY RESULTS (UNAUDITED)

                                                                         THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------------------------
                                         MARCH 31,                JUNE 30,              SEPTEMBER 30,             DECEMBER 31,
                                   ---------------------  -----------------------  -----------------------  -----------------------
                                      2016       2015         2016        2015         2016        2015         2016        2015
                                   ---------- ----------  ------------ ----------  -----------  ----------  -----------  ----------
Total revenues                     $      487 $      668  $        622 $      702  $       702  $      630  $       571  $      499
Total benefits, losses and
   expenses                               478        483           474        461          610         500          464         525
Net income                                 28        145           118        230           79         118           57           7
Less: Net income (loss)
   attributable to the
   noncontrolling interest                 --         --            --         --           --           1           --          (1)
Net income attributable to
   Hartford Life Insurance
   Company                         $       28 $      145  $        118 $      230  $        79  $      117  $        57  $        8
                                   ---------- ----------  ------------ ----------  -----------  ----------  -----------  ----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE
  AND THE AGENT FOR SERVICE
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Twelve (the "Account") as of December 31, 2014, and the related statements of operations and changes in net assets for each of the periods presented in the three years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Twelve as of December 31, 2014, the results of their operations and the changes in their net assets for each of the periods presented in the three years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 28, 2015



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                         ALLIANCEBERNSTEIN    AMERICAN FUNDS
                                           INTERNATIONAL      THE GROWTH FUND      LIFEPATH 2020       LIFEPATH 2030
                                            VALUE FUND         OF AMERICA(R)       PORTFOLIO(R)        PORTFOLIO(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,862                 456              10,886               7,488
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           37,753  $           17,387  $          177,435  $          119,467
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           34,750  $           19,177  $          159,051  $          106,930
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  79                  26                 384                 528
   Other assets.......................                  --                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              34,829              19,203             159,436             107,459
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  80                  35                 388                 528
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  81                  35                 388                 528
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           34,748  $           19,168  $          159,048  $          106,931
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,551               1,149              11,623               7,884
   Minimum unit fair value #*.........  $          7.62053  $         16.68469  $         13.68408  $         13.54578
   Maximum unit fair value #*.........  $         12.14000  $         16.68469  $         13.68408  $         14.28000
   Contract liablility................  $           34,748  $           19,168  $          159,048  $          106,931

                                                                LIFEPATH(R)                            GOLDMAN SACHS
                                           LIFEPATH 2040        RETIREMENT        CALVERT EQUITY          MID CAP
                                           PORTFOLIO(R)          PORTFOLIO           PORTFOLIO          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               7,158              42,764                 720               2,229
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          136,752  $          450,653  $           27,144  $           95,304
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          123,267  $          427,215  $           34,875  $           91,943
   Due from Sponsor Company...........                  --                  --                 119                  --
   Receivable from fund shares sold...                 887                  69                  --                 116
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             124,154             427,286              34,994              92,060
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 890                  75                  --                 118
   Payable for fund shares purchased..                  --                  --                 120                  --
   Other liabilities..................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 891                  75                 121                 118
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          123,263  $          427,211  $           34,873  $           91,942
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,142              42,452               1,874               3,976
   Minimum unit fair value #*.........  $         13.37241  $          9.99000  $         18.30624  $         18.46636
   Maximum unit fair value #*.........  $         17.22000  $         14.35969  $         48.41000  $         41.25000
   Contract liablility................  $          123,263  $          427,211  $           34,873  $           91,942

                                           THE HARTFORD        THE HARTFORD
                                           DIVIDEND AND        INTERNATIONAL
                                            GROWTH FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              50,900                3,662
                                        ==================  ===================
     Cost.............................  $        1,064,256  $            60,902
                                        ==================  ===================
     Market Value.....................  $        1,283,191  $            53,312
   Due from Sponsor Company...........                  --                  285
   Receivable from fund shares sold...                 648                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................           1,283,840               53,598
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 648                   --
   Payable for fund shares purchased..                  --                  294
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                 648                  294
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,283,192  $            53,304
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              56,314                3,950
   Minimum unit fair value #*.........  $         22.75617  $          13.41743
   Maximum unit fair value #*.........  $         25.21000  $          14.56000
   Contract liablility................  $        1,283,192  $            53,304

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                           THE HARTFORD        THE HARTFORD        THE HARTFORD        THE HARTFORD
                                               SMALL            HEALTHCARE            GROWTH              CAPITAL
                                           COMPANY FUND            FUND         OPPORTUNITIES FUND   APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (1)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              24,936              17,165               2,142              22,112
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          490,419  $          344,516  $           76,634  $          830,383
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          522,912  $          613,472  $           79,516  $          820,143
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 246                 569                 137                 111
   Other assets.......................                   3                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             523,161             614,041              79,653             820,254
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 246                 569                 145                 111
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 246                 569                 145                 112
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          522,915  $          613,472  $           79,508  $          820,142
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,895              19,991               4,108              35,592
   Minimum unit fair value #*.........  $         20.97000  $         30.68701  $         18.18599  $         22.36739
   Maximum unit fair value #*.........  $         24.13123  $         30.68701  $         37.12000  $         37.09000
   Contract liablility................  $          522,915  $          613,472  $           79,508  $          820,142

                                                               THE HARTFORD          HARTFORD       HOTCHKIS AND WILEY
                                           THE HARTFORD          SMALLCAP          GLOBAL EQUITY         LARGE CAP
                                           BALANCED FUND        GROWTH FUND         INCOME FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (2)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              49,672               2,113               1,320                  74
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          783,021  $           89,854  $           13,901  $            1,683
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,035,658  $          103,059  $           14,581  $            1,997
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...               1,932                 115                  17                  14
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,037,590             103,175              14,598               2,012
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               1,932                 124                  27                  20
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,932                 124                  28                  20
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,035,658  $          103,051  $           14,570  $            1,992
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              57,277               5,470                 779                 104
   Minimum unit fair value #*.........  $         18.07161  $         18.23495  $         11.05000  $         19.07080
   Maximum unit fair value #*.........  $         20.85000  $         48.77000  $         24.19600  $         19.07080
   Contract liablility................  $        1,035,658  $          103,051  $           14,570  $            1,992

                                            LORD ABBETT            PIMCO
                                               VALUE               TOTAL
                                        OPPORTUNITIES FUND      RETURN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,132                9,649
                                        ==================  ===================
     Cost.............................  $           22,884  $           106,151
                                        ==================  ===================
     Market Value.....................  $           22,163  $           102,855
   Due from Sponsor Company...........                   8                   52
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................              22,171              102,909
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  12                   58
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................                  13                   58
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           22,158  $           102,851
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,714                6,669
   Minimum unit fair value #*.........  $         12.00567  $          10.66000
   Maximum unit fair value #*.........  $         19.57000  $          16.16956
   Contract liablility................  $           22,158  $           102,851

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1) Effective April 7, 2014 Hartford Growth Fund merged with Hartford Growth Opportunities Fund.

(2) Effective May 30, 2014, the Hartford Global Equity Income Fund was renamed Hartford Global Equity Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                             VICTORY                                    INVESCO
                                                                           DIVERSIFIED            INVESCO             EQUITY AND
                                                                           STOCK FUND          COMSTOCK FUND          INCOME FUND
                                                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                                                      -------------------   -------------------  -------------------
ASSETS:
   Investments:
     Number of shares..............................................                 1,345                   450               14,266
                                                                      ===================   ===================  ===================
     Cost..........................................................    $           25,877   $             9,033   $          132,726
                                                                      ===================   ===================  ===================
     Market Value..................................................    $           27,755   $            11,480   $          147,796
   Due from Sponsor Company........................................                    --                    --                  250
   Receivable from fund shares sold................................                    37                    40                   --
   Other assets....................................................                    --                    --                    1
                                                                      -------------------   -------------------  -------------------
   Total assets....................................................                27,792                11,520              148,047
                                                                      -------------------   -------------------  -------------------

LIABILITIES:
   Due to Sponsor..................................................                    45                    45                   --
   Payable for fund shares purchased...............................                    --                    --                  251
   Other liabilities...............................................                     2                     2                   --
                                                                      -------------------   -------------------  -------------------
   Total liabilities...............................................                    47                    47                  251
                                                                      -------------------   -------------------  -------------------

NET ASSETS:
   For contract liabilities........................................    $           27,745   $            11,473   $          147,796
                                                                      ===================   ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #...................................                 1,624                   643                9,602
   Minimum unit fair value #*......................................    $         16.56019   $          17.13905   $         10.36000
   Maximum unit fair value #*......................................    $         20.64000   $          25.52000   $         17.10941
   Contract liablility.............................................    $           27,745   $            11,473   $          147,796

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                          ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                                                            INTERNATIONAL       THE GROWTH FUND
                                                                             VALUE FUND          OF AMERICA(R)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,100    $               5
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (155)                 (88)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (155)                 (88)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                 945                  (83)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   5                   23
   Net realized gain distributions.....................................                  --                1,687
   Change in unrealized appreciation (depreciation) during the period..              (3,668)                (134)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (3,663)               1,576
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (2,718)   $           1,493
                                                                         ===================  ===================


                                                                            LIFEPATH 2020        LIFEPATH 2030
                                                                            PORTFOLIO(R)         PORTFOLIO(R)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           2,077   $            1,472
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (713)                (493)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (713)                (493)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................               1,364                  979
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (173)                (496)
   Net realized gain distributions.....................................              16,226               12,398
   Change in unrealized appreciation (depreciation) during the period..             (12,081)              (8,469)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               3,972                3,433
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           5,336   $            4,412
                                                                         ===================  ===================

                                                                                                  LIFEPATH(R)
                                                                            LIFEPATH 2040         RETIREMENT
                                                                            PORTFOLIO(R)           PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,483   $            6,378
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (446)                 (46)
                                                                         -------------------  -------------------
     Total Expenses....................................................                (446)                 (46)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................               1,037                6,332
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (120)                 795
   Net realized gain distributions.....................................              15,129               39,568
   Change in unrealized appreciation (depreciation) during the period..             (12,091)             (28,775)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               2,918               11,588
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            3,955   $           17,920
                                                                         ===================  ===================

                                                                                                GOLDMAN SACHS
                                                                           CALVERT EQUITY          MID CAP
                                                                              PORTFOLIO          VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              13   $             243
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (149)               (251)
                                                                         ------------------  ------------------
     Total Expenses....................................................               (149)               (251)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................               (136)                 (8)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                211               2,434
   Net realized gain distributions.....................................              3,128              15,600
   Change in unrealized appreciation (depreciation) during the period..                  1              (7,149)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................              3,340              10,885
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           3,204   $          10,877
                                                                         ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            THE HARTFORD        THE HARTFORD       THE HARTFORD
                                                                            DIVIDEND AND        INTERNATIONAL          SMALL
                                                                             GROWTH FUND     OPPORTUNITIES FUND    COMPANY FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          16,985   $             595   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (5,903)               (213)             (2,314)
                                                                         ------------------  ------------------  ------------------
     Total Expenses....................................................             (5,903)               (213)             (2,314)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................             11,082                 382              (2,314)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              6,010                   3               4,187
   Net realized gain distributions.....................................            106,600               5,919              84,762
   Change in unrealized appreciation (depreciation) during the period..             10,555              (8,906)            (56,874)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            123,165              (2,984)             32,075
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         134,247   $          (2,602)  $          29,761
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD                            THE HARTFORD
                                                                             HEALTHCARE        THE HARTFORD            GROWTH
                                                                                FUND            GROWTH FUND      OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (1)      SUB-ACCOUNT (1)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------
     Total Expenses....................................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................             (2,660)                (21)                (284)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,352                 825                  213
   Net realized gain distributions.....................................             40,004               1,173               13,677
   Change in unrealized appreciation (depreciation) during the period..             83,090              (2,141)              (4,925)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            126,446                (143)               8,965
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         123,786   $            (164)   $           8,681
                                                                         ==================  ==================  ===================

                                                                            THE HARTFORD
                                                                               CAPITAL          THE HARTFORD
                                                                          APPRECIATION FUND     BALANCED FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,074   $          11,526
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (3,604)             (4,866)
                                                                         ------------------  ------------------
     Total Expenses....................................................             (3,604)             (4,866)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................               (530)              6,660
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              4,277               3,637
   Net realized gain distributions.....................................            206,132                  --
   Change in unrealized appreciation (depreciation) during the period..           (158,103)             74,821
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             52,306              78,458
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          51,776   $          85,118
                                                                         ==================  ==================

(1) Effective April 7, 2014 Hartford Growth Fund merged with Hartford Growth Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                            THE HARTFORD         HARTFORD        HOTCHKIS AND WILEY
                                                                              SMALLCAP         GLOBAL EQUITY          LARGE CAP
                                                                             GROWTH FUND        INCOME FUND          VALUE FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              90    $              52
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................               (449)                (56)                 (10)
                                                                         ------------------  ------------------  -------------------
     Total Expenses....................................................               (449)                (56)                 (10)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................               (449)                 34                   42
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,069                  43                   19
   Net realized gain distributions.....................................              4,298                 642                   --
   Change in unrealized appreciation (depreciation) during the period..                788                (430)                 172
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              6,155                 255                  191
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           5,706   $             289    $             233
                                                                         ==================  ==================  ===================

                                                                             LORD ABBETT            PIMCO               VICTORY
                                                                                VALUE               TOTAL             DIVERSIFIED
                                                                         OPPORTUNITIES FUND      RETURN FUND          STOCK FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $           3,597    $            237
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (83)               (412)               (104)
                                                                         -------------------  ------------------  ------------------
     Total Expenses....................................................                 (83)               (412)               (104)
                                                                         -------------------  ------------------  ------------------
     Net Investment income (loss)......................................                 (83)              3,185                 133
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  10                (113)                237
   Net realized gain distributions.....................................               2,817                 789               3,740
   Change in unrealized appreciation (depreciation) during the period..              (1,014)               (559)             (1,684)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               1,813                 117               2,293
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,730   $           3,302   $           2,426
                                                                         ===================  ==================  ==================

                                                                                                  INVESCO
                                                                              INVESCO           EQUITY AND
                                                                           COMSTOCK FUND        INCOME FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             171   $           3,631
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (45)               (557)
                                                                         ------------------  ------------------
     Total Expenses....................................................                (45)               (557)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................                126               3,074
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 41                 103
   Net realized gain distributions.....................................                 --              12,144
   Change in unrealized appreciation (depreciation) during the period..                677              (4,171)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................                718               8,076
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             844   $          11,150
                                                                         ==================  ==================

(2) Effective May 30, 2014, the Hartford Global Research Fund was renamed Hartford Global Equity Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                         ALLIANCEBERNSTEIN    AMERICAN FUNDS
                                                                           INTERNATIONAL      THE GROWTH FUND      LIFEPATH 2020
                                                                            VALUE FUND        OF AMERICA FUND        PORTFOLIO
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             524   $               4   $           1,763
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (29)                (51)               (653)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (29)                (51)               (653)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                495                 (47)              1,110
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  4                   7              (1,115)
   Net realized gain distributions.....................................                 --                 947               7,496
   Change in unrealized appreciation (depreciation) during the period..                858               1,904               3,215
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                862               2,858               9,596
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,357   $           2,811   $          10,706
                                                                         ==================  ==================  ==================

                                                                                                                      LIFEPATH
                                                                            LIFEPATH 2030       LIFEPATH 2040        RETIREMENT
                                                                              PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,452   $           1,762   $           5,422
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (486)               (628)               (558)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (486)               (628)               (558)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 966               1,134               4,864
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,881)             (2,485)              8,323
   Net realized gain distributions.....................................               6,481               4,975              22,648
   Change in unrealized appreciation (depreciation) during the period..               5,630              13,687             (13,508)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              10,230              16,177              17,463
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          11,196   $          17,311   $          22,327
                                                                         ===================  ==================  ==================

                                                                                               GOLDMAN SACHS       THE HARTFORD
                                                                          CALVERT EQUITY          MID CAP          DIVIDEND AND
                                                                             PORTFOLIO          VALUE FUND          GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              32   $             327   $          22,135
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (105)               (115)             (4,693)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (105)               (115)             (4,693)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                (73)                212              17,442
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 99              72,718             288,295
   Net realized gain distributions.....................................              1,134              10,667              68,638
   Change in unrealized appreciation (depreciation) during the period..              4,747              (7,927)             80,356
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              5,980              75,458             437,289
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           5,907   $          75,670   $         454,731
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD
                                                                            INTERNATIONAL
                                                                         OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             449
                                                                         -------------------

EXPENSES:
   Administrative charges..............................................                (171)
                                                                         -------------------
     Total expenses....................................................                (171)
                                                                         -------------------
     Net investment income (loss)......................................                 278
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (439)
   Net realized gain distributions.....................................               2,000
   Change in unrealized appreciation (depreciation) during the period..               4,631
                                                                         -------------------
     Net gain (loss) on investments....................................               6,192
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $           6,470
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                            THE HARTFORD        THE HARTFORD
                                                                                SMALL            HEALTHCARE        THE HARTFORD
                                                                            COMPANY FUND            FUND            GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (1,815)             (1,862)                (56)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,815)             (1,862)                (56)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,815)             (1,862)                (56)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             43,627               4,984                  71
   Net realized gain distributions.....................................             51,326                  --               1,828
   Change in unrealized appreciation (depreciation) during the period..            104,629             141,404               2,158
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            199,582             146,388               4,057
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         197,767   $         144,526   $           4,001
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD       THE HARTFORD
                                                                               GROWTH             CAPITAL          THE HARTFORD
                                                                         OPPORTUNITIES FUND  APPRECIATION FUND     BALANCED FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           1,713   $           9,528
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................               (148)             (2,771)             (3,984)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (148)             (2,771)             (3,984)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (148)             (1,058)              5,544
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 32               1,630               2,573
   Net realized gain distributions.....................................              1,480              28,458                  --
   Change in unrealized appreciation (depreciation) during the period..              7,378             171,020             133,094
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              8,890             201,108             135,667
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           8,742   $         200,050   $         141,211
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD        THE HARTFORD
                                                                                MONEY             SMALLCAP
                                                                             MARKET FUND         GROWTH FUND
                                                                           SUB-ACCOUNT (1)       SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................             (1,231)               (215)
                                                                         ------------------  ------------------
     Total expenses....................................................             (1,231)               (215)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................             (1,231)               (215)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --               2,003
   Net realized gain distributions.....................................                 --               4,696
   Change in unrealized appreciation (depreciation) during the period..                 --              10,457
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................                 --              17,156
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,231)  $          16,941
                                                                         ==================  ==================

(1) Effective September 27, 2013 The Hartford Money Market Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                            THE HARTFORD     HOTCHKIS AND WILEY      LORD ABBETT
                                                                               GLOBAL             LARGE CAP             VALUE
                                                                            RESEARCH FUND        VALUE FUND      OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (2)(3)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              45   $               9    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (28)                 (2)                 (48)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................                (28)                 (2)                 (48)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                 17                   7                  (48)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                125                   3                 (919)
   Net realized gain distributions.....................................              1,100                  --                3,675
   Change in unrealized appreciation (depreciation) during the period..                868                 141                  689
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................              2,093                 144                3,445
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           2,110   $             151    $           3,397
                                                                         ==================  ==================  ===================

                                                                                PIMCO               VICTORY
                                                                                TOTAL             DIVERSIFIED
                                                                             RETURN FUND          STOCK FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           8,176    $             132
                                                                         -------------------  -------------------

EXPENSES:
   Administrative charges..............................................                (284)                 (51)
                                                                         -------------------  -------------------
     Total expenses....................................................                (284)                 (51)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               7,892                   81
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (6,976)                  80
   Net realized gain distributions.....................................                 559                  374
   Change in unrealized appreciation (depreciation) during the period..             (15,660)               3,370
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (22,077)               3,824
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (14,185)   $           3,905
                                                                         ===================  ===================

                                                                                                    INVESCO
                                                                               INVESCO            EQUITY AND
                                                                            COMSTOCK FUND         INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           3,300   $           2,250
                                                                         -------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (28)               (433)
                                                                         -------------------  ------------------
     Total expenses....................................................                 (28)               (433)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................               3,272               1,817
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             151,880               1,648
   Net realized gain distributions.....................................                  --               6,521
   Change in unrealized appreciation (depreciation) during the period..             (56,357)             14,021
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              95,523              22,190
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           98,795   $          24,007
                                                                         ===================  ==================

(2)   Funded as of July 19, 2013.

(3) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                         ALLIANCEBERNSTEIN    AMERICAN FUNDS
                                                                           INTERNATIONAL      THE GROWTH FUND      LIFEPATH 2020
                                                                            VALUE FUND        OF AMERICA FUND        PORTFOLIO
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              71   $               2   $           2,105
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (5)                 (1)               (671)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                 (5)                 (1)               (671)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 66                   1               1,434
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (25)                  1             (11,385)
   Net realized gain distributions.....................................                 --                  --               1,405
   Change in unrealized appreciation (depreciation) during the period..                226                  35              22,981
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                201                  36              13,001
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             267   $              37   $          14,435
                                                                         ==================  ==================  ==================

                                                                                                                      LIFEPATH
                                                                            LIFEPATH 2030       LIFEPATH 2040        RETIREMENT
                                                                              PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,086   $           2,079   $           7,006
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (418)               (603)             (1,147)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (418)               (603)             (1,147)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 668               1,476               5,859
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (31,445)            (24,221)             72,046
   Net realized gain distributions.....................................               2,034               3,519              13,917
   Change in unrealized appreciation (depreciation) during the period..              45,553              41,775             (31,932)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              16,142              21,073              54,031
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          16,810   $          22,549   $          59,890
                                                                         ===================  ==================  ==================

                                                                                               GOLDMAN SACHS       THE HARTFORD
                                                                          CALVERT EQUITY          MID CAP          DIVIDEND AND
                                                                             PORTFOLIO          VALUE FUND          GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               3   $           2,577   $          28,136
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (60)                 (5)             (3,393)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (60)                 (5)             (3,393)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                (57)              2,572              24,743
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 73                  18               4,549
   Net realized gain distributions.....................................                 22                  --              29,516
   Change in unrealized appreciation (depreciation) during the period..              1,630              40,864             134,856
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              1,725              40,882             168,921
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,668   $          43,454   $         193,664
                                                                         ==================  ==================  ==================

                                                                            THE HARTFORD
                                                                            INTERNATIONAL
                                                                         OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             353
                                                                         -------------------

EXPENSES:
   Administrative charges..............................................                (130)
                                                                         -------------------
     Total expenses....................................................                (130)
                                                                         -------------------
     Net investment income (loss)......................................                 223
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (710)
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..               5,143
                                                                         -------------------
     Net gain (loss) on investments....................................               4,433
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $           4,656
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                           THE HARTFORD        THE HARTFORD
                                                                               SMALL            HEALTHCARE          THE HARTFORD
                                                                           COMPANY FUND            FUND              GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Administrative charges..............................................             (1,298)             (1,310)                 (34)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,298)             (1,310)                 (34)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (1,298)             (1,310)                 (34)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (824)              1,536                  (61)
   Net realized gain distributions.....................................             35,275                  --                   --
   Change in unrealized appreciation (depreciation) during the period..             31,515              43,319                1,200
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             65,966              44,855                1,139
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          64,668   $          43,545    $           1,105
                                                                         ==================  ==================  ===================

                                                                            THE HARTFORD        THE HARTFORD
                                                                               GROWTH              CAPITAL         THE HARTFORD
                                                                         OPPORTUNITIES FUND   APPRECIATION FUND    BALANCED FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (1)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           2,917   $           8,881
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (37)             (1,818)             (2,920)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (37)             (1,818)             (2,920)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                (37)              1,099               5,961
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (35)            (14,158)              1,445
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..              1,867              84,770              49,888
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              1,832              70,612              51,333
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,795   $          71,711   $          57,294
                                                                         ==================  ==================  ==================

                                                                           THE HARTFORD         THE HARTFORD
                                                                               MONEY              SMALLCAP
                                                                            MARKET FUND          GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Administrative charges..............................................             (1,829)                 (59)
                                                                         ------------------  -------------------
     Total expenses....................................................             (1,829)                 (59)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (1,829)                 (59)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --                   14
   Net realized gain distributions.....................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period..                 --                2,273
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................                 --                2,287
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,829)   $           2,228
                                                                         ==================  ===================

(1)   Formerly The Hartford Advisers Fund. Change effective June 29, 2012.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                            THE HARTFORD      HOTCHKIS AND WILEY
                                                                               GLOBAL              LARGE CAP
                                                                            RESEARCH FUND         VALUE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT (2)
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              50   $                1
                                                                         -------------------  ------------------

EXPENSES:
   Administrative charges..............................................                  (2)                  --
                                                                         -------------------  ------------------
     Total expenses....................................................                  (2)                  --
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                  48                    1
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 615                   --
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..                 423                    1
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................               1,038                    1
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,086   $                2
                                                                         ===================  ==================

                                                                             LORD ABBETT             PIMCO              VICTORY
                                                                              SMALL CAP              TOTAL            DIVERSIFIED
                                                                             BLEND FUND           RETURN FUND         STOCK FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $          19,785   $              49
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                 (27)               (112)                 (4)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                 (27)               (112)                 (4)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 (27)             19,673                  45
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (12)              1,422                  (2)
   Net realized gain distributions.....................................                  --              13,580                  --
   Change in unrealized appreciation (depreciation) during the period..                 803              11,469                 533
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 791              26,471                 531
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              764   $          46,144   $             576
                                                                         ===================  ==================  ==================

                                                                                                   INVESCO
                                                                               INVESCO           EQUITY AND
                                                                            COMSTOCK FUND        INCOME FUND
                                                                           SUB-ACCOUNT (3)     SUB-ACCOUNT (4)
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,681   $           1,843
                                                                         ------------------  ------------------

EXPENSES:
   Administrative charges..............................................                (15)               (310)
                                                                         ------------------  ------------------
     Total expenses....................................................                (15)               (310)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................              5,666               1,533
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,773)                 25
   Net realized gain distributions.....................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period..             59,036               6,810
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             57,263               6,835
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          62,929   $           8,368
                                                                         ==================  ==================

(2)   Funded as of November 6, 2012

(3) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(4) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              ALLIANCEBERNSTEIN     AMERICAN FUNDS
                                                                                INTERNATIONAL       THE GROWTH FUND
                                                                                 VALUE FUND          OF AMERICA(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             945    $             (83)
   Net realized gain (loss) on security transactions.......................                   5                   23
   Net realized gain distributions.........................................                  --                1,687
   Change in unrealized appreciation (depreciation) during the period......              (3,668)                (134)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,718)               1,493
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,903                1,074
   Net transfers...........................................................              22,084                  760
   Surrenders for benefit payments and fees................................                (269)                 (93)
   Other transactions......................................................                  --                   (1)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              25,718                1,740
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              23,000                3,233

NET ASSETS:
   Beginning of period.....................................................              11,748               15,935
                                                                             -------------------  -------------------
   End of period...........................................................   $          34,748    $          19,168
                                                                             ===================  ===================



                                                                                LIFEPATH 2020        LIFEPATH 2030
                                                                                PORTFOLIO(R)         PORTFOLIO(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,364   $              979
   Net realized gain (loss) on security transactions.......................                (173)                (496)
   Net realized gain distributions.........................................              16,226               12,398
   Change in unrealized appreciation (depreciation) during the period......             (12,081)              (8,469)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,336                4,412
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              17,499               25,986
   Net transfers...........................................................              14,569                2,088
   Surrenders for benefit payments and fees................................              (4,509)             (28,639)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              27,559                 (565)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              32,895                3,847

NET ASSETS:
   Beginning of period.....................................................             126,153              103,084
                                                                             -------------------  -------------------
   End of period...........................................................   $         159,048   $          106,931
                                                                             ===================  ===================


                                                                                                      LIFEPATH(R)
                                                                                LIFEPATH 2040         RETIREMENT
                                                                                PORTFOLIO(R)           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,037   $            6,332
   Net realized gain (loss) on security transactions.......................                (120)                 795
   Net realized gain distributions.........................................              15,129               39,568
   Change in unrealized appreciation (depreciation) during the period......             (12,091)             (28,775)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               3,955               17,920
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              41,055               54,709
   Net transfers...........................................................              11,217               (4,650)
   Surrenders for benefit payments and fees................................              (2,550)             (23,480)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              49,722               26,579
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              53,677               44,499

NET ASSETS:
   Beginning of period.....................................................              69,586              382,712
                                                                             -------------------  -------------------
   End of period...........................................................  $          123,263   $          427,211
                                                                             ===================  ===================


                                                                                                    GOLDMAN SACHS
                                                                               CALVERT EQUITY          MID CAP
                                                                                  PORTFOLIO          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (136)  $              (8)
   Net realized gain (loss) on security transactions.......................                211               2,434
   Net realized gain distributions.........................................              3,128              15,600
   Change in unrealized appreciation (depreciation) during the period......                  1              (7,149)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              3,204              10,877
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              3,229               5,561
   Net transfers...........................................................               (102)                943
   Surrenders for benefit payments and fees................................               (245)             (3,814)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,882               2,690
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              6,086              13,567

NET ASSETS:
   Beginning of period.....................................................             28,787              78,375
                                                                             ------------------  ------------------
   End of period...........................................................  $          34,873   $          91,942
                                                                             ==================  ==================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                  DIVIDEND AND        INTERNATIONAL
                                                                                   GROWTH FUND     OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,082    $             382
   Net realized gain (loss) on security transactions.........................              6,010                    3
   Net realized gain distributions...........................................            106,600                5,919
   Change in unrealized appreciation (depreciation) during the period........             10,555               (8,906)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            134,247               (2,602)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             39,478               11,717
   Net transfers.............................................................             17,294                3,617
   Surrenders for benefit payments and fees..................................            (17,479)                (158)
   Other transactions........................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             39,293               15,176
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            173,540               12,574

NET ASSETS:
   Beginning of period.......................................................          1,109,652               40,730
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,283,192    $          53,304
                                                                               ==================  ===================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                      SMALL             HEALTHCARE
                                                                                  COMPANY FUND             FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,314)  $          (2,660)
   Net realized gain (loss) on security transactions.........................               4,187               3,352
   Net realized gain distributions...........................................              84,762              40,004
   Change in unrealized appreciation (depreciation) during the period........             (56,874)             83,090
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              29,761             123,786
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              15,008               8,899
   Net transfers.............................................................             (11,909)             18,037
   Surrenders for benefit payments and fees..................................              (5,349)             (5,204)
   Other transactions........................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (2,250)             21,732
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              27,511             145,518

NET ASSETS:
   Beginning of period.......................................................             495,404             467,954
                                                                               -------------------  ------------------
   End of period.............................................................   $         522,915   $         613,472
                                                                               ===================  ==================

                                                                                                      THE HARTFORD
                                                                                 THE HARTFORD            GROWTH
                                                                                  GROWTH FUND      OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT (1)      SUB-ACCOUNT (1)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (21)   $           (284)
   Net realized gain (loss) on security transactions.........................                825                 213
   Net realized gain distributions...........................................              1,173              13,677
   Change in unrealized appreciation (depreciation) during the period........             (2,141)             (4,925)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (164)              8,681
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                859               6,596
   Net transfers.............................................................            (18,179)             24,910
   Surrenders for benefit payments and fees..................................               (749)             (1,312)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (18,070)             30,194
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (18,234)             38,875

NET ASSETS:
   Beginning of period.......................................................             18,234              40,633
                                                                               ------------------  ------------------
   End of period.............................................................  $              --    $         79,508
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                    CAPITAL          THE HARTFORD
                                                                               APPRECIATION FUND     BALANCED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (530)  $           6,660
   Net realized gain (loss) on security transactions.........................              4,277               3,637
   Net realized gain distributions...........................................            206,132                  --
   Change in unrealized appreciation (depreciation) during the period........           (158,103)             74,821
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             51,776              85,118
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             42,087              46,043
   Net transfers.............................................................             (2,561)                776
   Surrenders for benefit payments and fees..................................            (12,377)            (12,983)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,148              33,836
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             78,924             118,954

NET ASSETS:
   Beginning of period.......................................................            741,218             916,704
                                                                               ------------------  ------------------
   End of period.............................................................  $         820,142   $       1,035,658
                                                                               ==================  ==================

(1) Effective April 7, 2014 Hartford Growth Fund merged with Hartford Growth Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD         HARTFORD
                                                                                    SMALLCAP         GLOBAL EQUITY
                                                                                   GROWTH FUND        INCOME FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (2)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (449)  $              34
   Net realized gain (loss) on security transactions.........................              1,069                  43
   Net realized gain distributions...........................................              4,298                 642
   Change in unrealized appreciation (depreciation) during the period........                788                (430)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              5,706                 289
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,036                 428
   Net transfers.............................................................             (5,497)                419
   Surrenders for benefit payments and fees..................................             (1,939)               (333)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,600                 514
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              7,306                 803

NET ASSETS:
   Beginning of period.......................................................             95,745              13,767
                                                                               ------------------  ------------------
   End of period.............................................................  $         103,051   $          14,570
                                                                               ==================  ==================

                                                                               HOTCHKIS AND WILEY       LORD ABBETT
                                                                                    LARGE CAP              VALUE
                                                                                   VALUE FUND       OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              42    $             (83)
   Net realized gain (loss) on security transactions.........................                  19                   10
   Net realized gain distributions...........................................                  --                2,817
   Change in unrealized appreciation (depreciation) during the period........                 172               (1,014)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 233                1,730
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 407                1,725
   Net transfers.............................................................                  22                   --
   Surrenders for benefit payments and fees..................................                 (57)                (278)
   Other transactions........................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 372                1,447
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................                 605                3,177

NET ASSETS:
   Beginning of period.......................................................               1,387               18,981
                                                                               -------------------  -------------------
   End of period.............................................................   $           1,992    $          22,158
                                                                               ===================  ===================

                                                                                     PIMCO               VICTORY
                                                                                     TOTAL             DIVERSIFIED
                                                                                  RETURN FUND          STOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,185    $            133
   Net realized gain (loss) on security transactions.........................               (113)                237
   Net realized gain distributions...........................................                789               3,740
   Change in unrealized appreciation (depreciation) during the period........               (559)             (1,684)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,302               2,426
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,052               1,929
   Net transfers.............................................................             (2,605)              2,737
   Surrenders for benefit payments and fees..................................             (1,651)               (851)
   Other transactions........................................................                  2                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             14,798               3,815
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             18,100               6,241

NET ASSETS:
   Beginning of period.......................................................             84,751              21,504
                                                                               ------------------  ------------------
   End of period.............................................................  $         102,851    $         27,745
                                                                               ==================  ==================

                                                                                                        INVESCO
                                                                                    INVESCO           EQUITY AND
                                                                                 COMSTOCK FUND        INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             126   $           3,074
   Net realized gain (loss) on security transactions.........................                 41                 103
   Net realized gain distributions...........................................                 --              12,144
   Change in unrealized appreciation (depreciation) during the period........                677              (4,171)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                844              11,150
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,156              10,307
   Net transfers.............................................................                 --                 238
   Surrenders for benefit payments and fees..................................               (156)               (200)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,000              10,345
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,844              21,495

NET ASSETS:
   Beginning of period.......................................................              8,629             126,301
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,473   $         147,796
                                                                               ==================  ==================

(2) Effective May 30, 2014, the Hartford Global Research Fund was renamed Hartford Global Equity Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                             ALLIANCEBERNSTEIN    AMERICAN FUNDS
                                                                               INTERNATIONAL      THE GROWTH FUND
                                                                                VALUE FUND        OF AMERICA FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             495   $             (47)
   Net realized gain (loss) on security transactions.......................                  4                   7
   Net realized gain distributions.........................................                 --                 947
   Change in unrealized appreciation (depreciation) during the period......                858               1,904
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              1,357               2,811
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,855               2,326
   Net transfers...........................................................              6,387              10,479
   Surrenders for benefit payments and fees................................               (186)                (49)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              8,056              12,756
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              9,413              15,567

NET ASSETS:
   Beginning of period.....................................................              2,335                 368
                                                                             ------------------  ------------------
   End of period...........................................................  $          11,748   $          15,935
                                                                             ==================  ==================


                                                                               LIFEPATH 2020        LIFEPATH 2030
                                                                                 PORTFOLIO            PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,110    $             966
   Net realized gain (loss) on security transactions.......................             (1,115)              (1,881)
   Net realized gain distributions.........................................              7,496                6,481
   Change in unrealized appreciation (depreciation) during the period......              3,215                5,630
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             10,706               11,196
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             17,612               24,116
   Net transfers...........................................................                 --               40,737
   Surrenders for benefit payments and fees................................            (28,533)             (47,994)
   Other transactions......................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (10,921)              16,859
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................               (215)              28,055

NET ASSETS:
   Beginning of period.....................................................            126,368               75,029
                                                                             ------------------  -------------------
   End of period...........................................................  $         126,153    $         103,084
                                                                             ==================  ===================

                                                                                                     LIFEPATH
                                                                               LIFEPATH 2040        RETIREMENT
                                                                                 PORTFOLIO           PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,134   $           4,864
   Net realized gain (loss) on security transactions.......................             (2,485)              8,323
   Net realized gain distributions.........................................              4,975              22,648
   Change in unrealized appreciation (depreciation) during the period......             13,687             (13,508)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             17,311              22,327
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             47,289              81,247
   Net transfers...........................................................             13,367              (4,606)
   Surrenders for benefit payments and fees................................           (139,394)           (165,458)
   Other transactions......................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (78,738)            (88,817)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (61,427)            (66,490)

NET ASSETS:
   Beginning of period.....................................................            131,013             449,202
                                                                             ------------------  ------------------
   End of period...........................................................  $          69,586   $         382,712
                                                                             ==================  ==================

                                                                                                   GOLDMAN SACHS
                                                                              CALVERT EQUITY          MID CAP
                                                                                 PORTFOLIO          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (73)  $             212
   Net realized gain (loss) on security transactions.......................                 99              72,718
   Net realized gain distributions.........................................              1,134              10,667
   Change in unrealized appreciation (depreciation) during the period......              4,747              (7,927)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              5,907              75,670
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              3,167              10,451
   Net transfers...........................................................              4,687              46,257
   Surrenders for benefit payments and fees................................               (379)           (356,079)
   Other transactions......................................................                 (1)                 --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              7,474            (299,371)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             13,381            (223,701)

NET ASSETS:
   Beginning of period.....................................................             15,406             302,076
                                                                             ------------------  ------------------
   End of period...........................................................  $          28,787   $          78,375
                                                                             ==================  ==================

                                                                               THE HARTFORD         THE HARTFORD
                                                                               DIVIDEND AND         INTERNATIONAL
                                                                                GROWTH FUND      OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          17,442    $             278
   Net realized gain (loss) on security transactions.......................            288,295                 (439)
   Net realized gain distributions.........................................             68,638                2,000
   Change in unrealized appreciation (depreciation) during the period......             80,356                4,631
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            454,731                6,470
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             97,848                9,989
   Net transfers...........................................................             15,765               (5,137)
   Surrenders for benefit payments and fees................................         (1,252,735)              (1,940)
   Other transactions......................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,139,122)               2,912
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (684,391)               9,382

NET ASSETS:
   Beginning of period.....................................................          1,794,043               31,348
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,109,652    $          40,730
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                      SMALL            HEALTHCARE
                                                                                  COMPANY FUND            FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (1,815)  $          (1,862)
   Net realized gain (loss) on security transactions.........................             43,627               4,984
   Net realized gain distributions...........................................             51,326                  --
   Change in unrealized appreciation (depreciation) during the period........            104,629             141,404
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            197,767             144,526
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             37,275              38,140
   Net transfers.............................................................             37,557              (2,268)
   Surrenders for benefit payments and fees..................................           (302,929)             (3,831)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (228,097)             32,041
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (30,330)            176,567

NET ASSETS:
   Beginning of period.......................................................            525,734             291,387
                                                                               ------------------  ------------------
   End of period.............................................................   $        495,404   $         467,954
                                                                               ==================  ==================

                                                                                                      THE HARTFORD
                                                                                 THE HARTFORD            GROWTH
                                                                                  GROWTH FUND      OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (56)  $            (148)
   Net realized gain (loss) on security transactions.........................                 71                  32
   Net realized gain distributions...........................................              1,828               1,480
   Change in unrealized appreciation (depreciation) during the period........              2,158               7,378
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,001               8,742
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,431               5,967
   Net transfers.............................................................                678              16,949
   Surrenders for benefit payments and fees..................................               (706)               (173)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,403              22,743
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              8,404              31,485

NET ASSETS:
   Beginning of period.......................................................              9,830               9,148
                                                                               ------------------  ------------------
   End of period.............................................................  $          18,234   $          40,633
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                    CAPITAL          THE HARTFORD
                                                                               APPRECIATION FUND     BALANCED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,058)  $           5,544
   Net realized gain (loss) on security transactions.........................              1,630               2,573
   Net realized gain distributions...........................................             28,458                  --
   Change in unrealized appreciation (depreciation) during the period........            171,020             133,094
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            200,050             141,211
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             65,554             117,982
   Net transfers.............................................................             50,671                 342
   Surrenders for benefit payments and fees..................................             (8,225)            (14,821)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            108,000             103,503
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            308,050             244,714

NET ASSETS:
   Beginning of period.......................................................            433,168             671,990
                                                                               ------------------  ------------------
   End of period.............................................................  $         741,218   $         916,704
                                                                               ==================  ==================

                                                                                  THE HARTFORD        THE HARTFORD
                                                                                      MONEY             SMALLCAP
                                                                                   MARKET FUND         GROWTH FUND
                                                                                 SUB-ACCOUNT (1)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (1,231)  $            (215)
   Net realized gain (loss) on security transactions.........................                 --               2,003
   Net realized gain distributions...........................................                 --               4,696
   Change in unrealized appreciation (depreciation) during the period........                 --              10,457
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,231)             16,941
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             23,061               8,994
   Net transfers.............................................................           (398,065)             51,900
   Surrenders for benefit payments and fees..................................            (18,326)             (1,595)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (393,331)             59,299
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (394,562)             76,240

NET ASSETS:
   Beginning of period.......................................................            394,562              19,505
                                                                               ------------------  ------------------
   End of period.............................................................   $             --   $          95,745
                                                                               ==================  ==================

(1) Effective September 27, 2013 The Hartford Money Market Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2013
--------------------------------------------------------------------------------


                                                                                  THE HARTFORD     HOTCHKIS AND WILEY
                                                                                     GLOBAL             LARGE CAP
                                                                                  RESEARCH FUND        VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              17   $               7
   Net realized gain (loss) on security transactions.........................                125                   3
   Net realized gain distributions...........................................              1,100                  --
   Change in unrealized appreciation (depreciation) during the period........                868                 141
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,110                 151
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,286               1,151
   Net transfers.............................................................              8,114                  --
   Surrenders for benefit payments and fees..................................               (436)                (36)
   Other transactions........................................................                 --                  (1)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              8,964               1,114
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             11,074               1,265

NET ASSETS:
   Beginning of period.......................................................              2,693                 122
                                                                               ------------------  ------------------
   End of period.............................................................  $          13,767   $           1,387
                                                                               ==================  ==================

                                                                                   LORD ABBETT             PIMCO
                                                                                      VALUE                TOTAL
                                                                               OPPORTUNITIES FUND       RETURN FUND
                                                                               SUB-ACCOUNT (2)(3)       SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (48)   $           7,892
   Net realized gain (loss) on security transactions.........................                (919)              (6,976)
   Net realized gain distributions...........................................               3,675                  559
   Change in unrealized appreciation (depreciation) during the period........                 689              (15,660)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               3,397              (14,185)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               3,193               17,945
   Net transfers.............................................................               4,092              (24,809)
   Surrenders for benefit payments and fees..................................                 (79)            (483,305)
   Other transactions........................................................                  --                   (2)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               7,206             (490,171)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              10,603             (504,356)

NET ASSETS:
   Beginning of period.......................................................               8,378              589,107
                                                                               -------------------  -------------------
   End of period.............................................................   $          18,981    $          84,751
                                                                               ===================  ===================

                                                                                     VICTORY
                                                                                   DIVERSIFIED            INVESCO
                                                                                   STOCK FUND          COMSTOCK FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              81    $           3,272
   Net realized gain (loss) on security transactions.........................                  80              151,880
   Net realized gain distributions...........................................                 374                   --
   Change in unrealized appreciation (depreciation) during the period........               3,370              (56,357)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               3,905               98,795
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               2,801                1,862
   Net transfers.............................................................              10,010                1,811
   Surrenders for benefit payments and fees..................................                (305)            (506,055)
   Other transactions........................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              12,506             (502,382)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              16,411             (403,587)

NET ASSETS:
   Beginning of period.......................................................               5,093              412,216
                                                                               -------------------  -------------------
   End of period.............................................................   $          21,504    $           8,629
                                                                               ===================  ===================

                                                                                     INVESCO
                                                                                   EQUITY AND
                                                                                   INCOME FUND
                                                                                   SUB-ACCOUNT
                                                                               ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,817
   Net realized gain (loss) on security transactions.........................              1,648
   Net realized gain distributions...........................................              6,521
   Change in unrealized appreciation (depreciation) during the period........             14,021
                                                                               ------------------
   Net increase (decrease) in net assets resulting from operations...........             24,007
                                                                               ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,914
   Net transfers.............................................................              3,838
   Surrenders for benefit payments and fees..................................               (514)
   Other transactions........................................................                 --
                                                                               ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              8,238
                                                                               ------------------
   Net increase (decrease) in net assets.....................................             32,245

NET ASSETS:
   Beginning of period.......................................................             94,056
                                                                               ------------------
   End of period.............................................................  $         126,301
                                                                               ==================

(2)   Funded as of July 19, 2013.

(3) Effective July 19, 2013 Lord Abbett Small Cap Blend Fund merged with Lord Abbett Value Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                             ALLIANCEBERNSTEIN    AMERICAN FUNDS
                                                                               INTERNATIONAL      THE GROWTH FUND
                                                                                VALUE FUND        OF AMERICA FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              66   $               1
   Net realized gain (loss) on security transactions.......................                (25)                  1
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......                226                  35
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                267                  37
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                598                 249
   Net transfers...........................................................                 --                  --
   Surrenders for benefit payments and fees................................               (175)                (16)
   Other transactions......................................................                 --                  (1)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                423                 232
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                690                 269

NET ASSETS:
   Beginning of period.....................................................              1,645                  99
                                                                             ------------------  ------------------
   End of period...........................................................  $           2,335   $             368
                                                                             ==================  ==================


                                                                               LIFEPATH 2020        LIFEPATH 2030
                                                                                 PORTFOLIO            PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,434    $             668
   Net realized gain (loss) on security transactions.......................            (11,385)             (31,445)
   Net realized gain distributions.........................................              1,405                2,034
   Change in unrealized appreciation (depreciation) during the period......             22,981               45,553
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             14,435               16,810
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             15,196               10,605
   Net transfers...........................................................                 --                4,638
   Surrenders for benefit payments and fees................................            (91,745)            (171,350)
   Other transactions......................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (76,549)            (156,107)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (62,114)            (139,297)

NET ASSETS:
   Beginning of period.....................................................            188,482              214,326
                                                                             ------------------  -------------------
   End of period...........................................................  $         126,368    $          75,029
                                                                             ==================  ===================

                                                                                                     LIFEPATH
                                                                               LIFEPATH 2040        RETIREMENT
                                                                                 PORTFOLIO           PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,476   $           5,859
   Net realized gain (loss) on security transactions.......................            (24,221)             72,046
   Net realized gain distributions.........................................              3,519              13,917
   Change in unrealized appreciation (depreciation) during the period......             41,775             (31,932)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             22,549              59,890
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             30,671             150,163
   Net transfers...........................................................              3,364              (4,335)
   Surrenders for benefit payments and fees................................           (129,372)         (1,057,750)
   Other transactions......................................................                 --                 (32)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (95,337)           (911,954)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (72,788)           (852,064)

NET ASSETS:
   Beginning of period.....................................................            203,801           1,301,266
                                                                             ------------------  ------------------
   End of period...........................................................  $         131,013   $         449,202
                                                                             ==================  ==================

                                                                                                   GOLDMAN SACHS
                                                                              CALVERT EQUITY          MID CAP
                                                                                 PORTFOLIO          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (57)  $           2,572
   Net realized gain (loss) on security transactions.......................                 73                  18
   Net realized gain distributions.........................................                 22                  --
   Change in unrealized appreciation (depreciation) during the period......              1,630              40,864
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              1,668              43,454
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              3,578               3,074
   Net transfers...........................................................                 --              26,636
   Surrenders for benefit payments and fees................................               (369)               (300)
   Other transactions......................................................                 --                  (1)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              3,209              29,409
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              4,877              72,863

NET ASSETS:
   Beginning of period.....................................................             10,529             229,213
                                                                             ------------------  ------------------
   End of period...........................................................  $          15,406   $         302,076
                                                                             ==================  ==================

                                                                               THE HARTFORD         THE HARTFORD
                                                                               DIVIDEND AND         INTERNATIONAL
                                                                                GROWTH FUND      OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          24,743    $             223
   Net realized gain (loss) on security transactions.......................              4,549                 (710)
   Net realized gain distributions.........................................             29,516                   --
   Change in unrealized appreciation (depreciation) during the period......            134,856                5,143
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            193,664                4,656
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            111,473                6,187
   Net transfers...........................................................            108,568                 (993)
   Surrenders for benefit payments and fees................................            (54,650)              (2,319)
   Other transactions......................................................                 (2)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            165,389                2,875
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            359,053                7,531

NET ASSETS:
   Beginning of period.....................................................          1,434,990               23,817
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,794,043    $          31,348
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                                 THE HARTFORD        THE HARTFORD
                                                                                     SMALL            HEALTHCARE
                                                                                 COMPANY FUND            FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,298)  $          (1,310)
   Net realized gain (loss) on security transactions.........................               (824)              1,536
   Net realized gain distributions...........................................             35,275                  --
   Change in unrealized appreciation (depreciation) during the period........             31,515              43,319
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             64,668              43,545
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             39,029              41,250
   Net transfers.............................................................             45,136               7,917
   Surrenders for benefit payments and fees..................................            (30,393)            (13,413)
   Other transactions........................................................                 (5)                 (1)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             53,767              35,753
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            118,435              79,298

NET ASSETS:
   Beginning of period.......................................................            407,299             212,089
                                                                               ------------------  ------------------
   End of period.............................................................  $         525,734   $         291,387
                                                                               ==================  ==================

                                                                                                       THE HARTFORD
                                                                                  THE HARTFORD            GROWTH
                                                                                   GROWTH FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (34)  $             (37)
   Net realized gain (loss) on security transactions.........................                 (61)                (35)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........               1,200               1,867
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,105               1,795
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               3,388               2,581
   Net transfers.............................................................                 105                (181)
   Surrenders for benefit payments and fees..................................                (560)             (2,290)
   Other transactions........................................................                  --                  (1)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               2,933                 109
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               4,038               1,904

NET ASSETS:
   Beginning of period.......................................................               5,792               7,244
                                                                               -------------------  ------------------
   End of period.............................................................   $           9,830   $           9,148
                                                                               ===================  ==================

                                                                                  THE HARTFORD
                                                                                     CAPITAL         THE HARTFORD
                                                                                APPRECIATION FUND    BALANCED FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (1)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,099   $           5,961
   Net realized gain (loss) on security transactions.........................            (14,158)              1,445
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             84,770              49,888
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             71,711              57,294
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             71,750             144,520
   Net transfers.............................................................             (1,868)              3,998
   Surrenders for benefit payments and fees..................................            (80,271)            (26,293)
   Other transactions........................................................                 --                  (3)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (10,389)            122,222
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             61,322             179,516

NET ASSETS:
   Beginning of period.......................................................            371,846             492,474
                                                                               ------------------  ------------------
   End of period.............................................................  $         433,168   $         671,990
                                                                               ==================  ==================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                      MONEY              SMALLCAP
                                                                                   MARKET FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,829)   $             (59)
   Net realized gain (loss) on security transactions.........................                  --                   14
   Net realized gain distributions...........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period........                  --                2,273
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,829)               2,228
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              92,356                4,459
   Net transfers.............................................................                  --                1,176
   Surrenders for benefit payments and fees..................................             (81,647)                (264)
   Other transactions........................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              10,709                5,371
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               8,880                7,599

NET ASSETS:
   Beginning of period.......................................................             385,682               11,906
                                                                               -------------------  -------------------
   End of period.............................................................   $         394,562    $          19,505
                                                                               ===================  ===================

(1)   Formerly The Hartford Advisers Fund. Change effective June 29, 2012.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2012
--------------------------------------------------------------------------------


                                                                                THE HARTFORD      HOTCHKIS AND WILEY
                                                                                   GLOBAL              LARGE CAP
                                                                                RESEARCH FUND         VALUE FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT (2)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              48   $                1
   Net realized gain (loss) on security transactions.......................                 615                   --
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                 423                    1
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               1,086                    2
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 895                  123
   Net transfers...........................................................                (403)                  --
   Surrenders for benefit payments and fees................................              (6,646)                  (3)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (6,154)                 120
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (5,068)                 122

NET ASSETS:
   Beginning of period.....................................................               7,761                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $           2,693   $              122
                                                                             ===================  ===================

                                                                                 LORD ABBETT             PIMCO
                                                                                  SMALL CAP              TOTAL
                                                                                 BLEND FUND           RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (27)  $          19,673
   Net realized gain (loss) on security transactions.......................                 (12)              1,422
   Net realized gain distributions.........................................                  --              13,580
   Change in unrealized appreciation (depreciation) during the period......                 803              11,469
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 764              46,144
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,387              12,189
   Net transfers...........................................................                 388             101,606
   Surrenders for benefit payments and fees................................                 (26)            (40,927)
   Other transactions......................................................                  --                   3
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,749              72,871
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               2,513             119,015

NET ASSETS:
   Beginning of period.....................................................               5,865             470,092
                                                                             -------------------  ------------------
   End of period...........................................................  $            8,378   $         589,107
                                                                             ===================  ==================

                                                                                   VICTORY
                                                                                 DIVERSIFIED           INVESCO
                                                                                 STOCK FUND         COMSTOCK FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (3)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              45   $           5,666
   Net realized gain (loss) on security transactions.......................                 (2)             (1,773)
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......                533              59,036
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                576              62,929
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                413                 764
   Net transfers...........................................................              1,010              28,605
   Surrenders for benefit payments and fees................................                (47)             (7,263)
   Other transactions......................................................                  1                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              1,377              22,106
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              1,953              85,035

NET ASSETS:
   Beginning of period.....................................................              3,140             327,181
                                                                             ------------------  ------------------
   End of period...........................................................  $           5,093   $         412,216
                                                                             ==================  ==================

                                                                                  INVESCO
                                                                                EQUITY AND
                                                                                INCOME FUND
                                                                              SUB-ACCOUNT (4)
                                                                             ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,533
   Net realized gain (loss) on security transactions.......................                 25
   Net realized gain distributions.........................................                 --
   Change in unrealized appreciation (depreciation) during the period......              6,810
                                                                             ------------------
   Net increase (decrease) in net assets resulting from operations.........              8,368
                                                                             ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              4,944
   Net transfers...........................................................             25,684
   Surrenders for benefit payments and fees................................               (415)
   Other transactions......................................................                 --
                                                                             ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             30,213
                                                                             ------------------
   Net increase (decrease) in net assets...................................             38,581

NET ASSETS:
   Beginning of period.....................................................             55,475
                                                                             ------------------
   End of period...........................................................  $          94,056
                                                                             ==================

(2)   Funded as of November 6, 2012

(3) Formerly Invesco Van Kampen Comstock Fund. Change effective September 24, 2012.

(4) Formerly Invesco Van Kampen Equity and Income Fund. Change effective September 24, 2012.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


I.   ORGANIZATION:

     Separate Account Twelve (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts: The AllianceBernstein International Value Fund, American Funds The Growth Fund of America(R), LifePath 2020 Portfolio(R), LifePath 2030 Portfolio(R), LifePath 2040 Portfolio(R), LifePath(R) Retirement Portfolio, Calvert Equity Portfolio, Goldman Sachs Mid Cap Value Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford Small Company Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund (merged with Hartford Growth Fund), The Hartford Capital Appreciation Fund, The Hartford Balanced Fund, The Hartford SmallCap Growth Fund, Hartford Global Equity Income Fund (formerly Hartford Global Research Fund), Hotchkis and Wiley Large Cap Value Fund, Lord Abbett Value Opportunities Fund, PIMCO Total Return Fund, Victory Diversified Stock Fund, Invesco Comstock Fund, and Invesco Equity and Income Fund

     The Sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:


     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2014
     ---------------------------------------  -----------------------
     Hartford Growth Opportunities
       HLS Fund.............................          $19,691

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
        longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2014 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2014, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2014 and 2013.

     g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2014. The 2007 through 2014 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) PROGRAM AND ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.50% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTION WITH RELATED PARTY -- Hartford Funds, an affiliate of the Sponsor, provides investment advisory services to the Hartford HLS Funds and charges advisory fees at a maximum annual rate of 0.9% of the Funds' average daily net assets.




--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:


                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AllianceBernstein International Value Fund.........................................................       $   28,203    $      1,539
American Funds The Growth Fund of America(R).......................................................            3,516             163
LifePath 2020 Portfolio(R).........................................................................           49,845           4,693
LifePath 2030 Portfolio(R).........................................................................           41,670          28,859
LifePath 2040 Portfolio(R).........................................................................           69,835           3,943
LifePath(R) Retirement Portfolio...................................................................           99,589          27,106
Calvert Equity Portfolio...........................................................................            6,751             876
Goldman Sachs Mid Cap Value Fund...................................................................           34,313          16,030
The Hartford Dividend and Growth Fund..............................................................          184,409          27,435
The Hartford International Opportunities Fund......................................................           21,806             321
The Hartford Small Company Fund....................................................................          104,401          24,205
The Hartford Healthcare Fund.......................................................................           66,644           7,568
The Hartford Growth Fund*..........................................................................            3,539          20,457
The Hartford Growth Opportunities Fund*............................................................           45,290           1,695
The Hartford Capital Appreciation Fund.............................................................          256,074          23,324
The Hartford Balanced Fund.........................................................................           57,200          16,704
The Hartford SmallCap Growth Fund..................................................................           16,475          11,018
Hartford Global Equity Income Fund*................................................................            1,579             378
Hotchkis and Wiley Large Cap Value Fund............................................................              566             147
Lord Abbett Value Opportunities Fund...............................................................            4,502             317
PIMCO Total Return Fund............................................................................           28,874          10,097
Victory Diversified Stock Fund.....................................................................            8,801           1,104
Invesco Comstock Fund..............................................................................            2,331             198
Invesco Equity and Income Fund.....................................................................           26,164             601

*    See Note I for additional information related to this Sub-Account.

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:


                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AllianceBernstein International Value Fund.........................................................       $    8,748    $        197
American Funds The Growth Fund of America Fund.....................................................           13,726              70
LifePath 2020 Portfolio............................................................................           26,461          28,777
LifePath 2030 Portfolio............................................................................           72,440          48,134
LifePath 2040 Portfolio............................................................................           66,748         139,376
LifePath Retirement Portfolio......................................................................          109,202         170,507
Calvert Equity Portfolio...........................................................................            9,052             516
Goldman Sachs Mid Cap Value Fund...................................................................           77,401         365,892
The Hartford Dividend and Growth Fund..............................................................          203,623       1,256,665
The Hartford International Opportunities Fund......................................................           36,900          31,710
The Hartford Small Company Fund....................................................................          128,058         306,644
The Hartford Healthcare Fund.......................................................................           52,000          21,821
The Hartford Growth Fund...........................................................................            6,979             803
The Hartford Growth Opportunities Fund.............................................................           24,313             239
The Hartford Capital Appreciation Fund.............................................................          149,572          14,171
The Hartford Balanced Fund.........................................................................          126,803          17,756
The Hartford Money Market Fund*....................................................................           20,435         414,997


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------

                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
The Hartford SmallCap Growth Fund..................................................................       $   70,506    $      6,725
The Hartford Global Research Fund..................................................................           10,829             747
Hotchkis and Wiley Large Cap Value Fund............................................................            1,140              19
Lord Abbett Value Opportunities Fund*..............................................................           22,358          11,524
PIMCO Total Return Fund............................................................................           65,554         547,275
Victory Diversified Stock Fund.....................................................................           13,458             495
Invesco Comstock Fund..............................................................................            6,969         506,079
Invesco Equity and Income Fund.....................................................................           28,078          11,502

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:


                                                                                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                                                                                 AT COST      FROM SALES
---------------------------------------------------------------------------------------------------       ----------    ------------
AllianceBernstein International Value Fund.........................................................       $      669    $        180
American Funds The Growth Fund of America Fund.....................................................              251              17
LifePath 2020 Portfolio............................................................................           18,291          92,000
LifePath 2030 Portfolio............................................................................           17,885         171,289
LifePath 2040 Portfolio............................................................................           38,723         129,065
LifePath Retirement Portfolio......................................................................          169,956       1,062,134
Calvert Equity Portfolio...........................................................................            3,580             407
Goldman Sachs Mid Cap Value Fund...................................................................           32,711             731
The Hartford Dividend and Growth Fund..............................................................          275,448          55,799
The Hartford International Opportunities Fund......................................................            6,592           3,493
The Hartford Small Company Fund....................................................................          117,751          30,007
The Hartford Healthcare Fund.......................................................................           49,058          14,615
The Hartford Growth Fund...........................................................................            4,347           1,448
The Hartford Growth Opportunities Fund.............................................................            3,331           3,259
The Hartford Capital Appreciation Fund.............................................................           74,349          83,640
The Hartford Balanced Fund.........................................................................          155,782          27,598
The Hartford Money Market Fund.....................................................................           91,184          82,304
The Hartford SmallCap Growth Fund..................................................................            5,625             314
The Hartford Global Research Fund..................................................................              942           7,049
Hotchkis and Wiley Large Cap Value Fund............................................................              125               4
Lord Abbett Small Cap Blend Fund...................................................................            1,931             210
PIMCO Total Return Fund............................................................................          147,118          40,996
Victory Diversified Stock Fund.....................................................................            1,502              81
Invesco Comstock Fund..............................................................................           35,049           7,276
Invesco Equity and Income Fund.....................................................................           32,325             579

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
AllianceBernstein International Value Fund...............................................        3,288         118          3,170
American Funds The Growth Fund of America(R).............................................          120           6            114
LifePath 2020 Portfolio(R)...............................................................        2,328         311          2,017
LifePath 2030 Portfolio(R)...............................................................        2,075       2,140            (65)
LifePath 2040 Portfolio(R)...............................................................        4,059         270          3,789
LifePath(R) Retirement Portfolio.........................................................        9,308       2,471          6,837


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
Calvert Equity Portfolio.................................................................          201          20            181
Goldman Sachs Mid Cap Value Fund.........................................................          935         350            585
The Hartford Dividend and Growth Fund....................................................        2,956       1,048          1,908
The Hartford International Opportunities Fund............................................        1,120          12          1,108
The Hartford Small Company Fund..........................................................        1,156         916            240
The Hartford Healthcare Fund.............................................................          997         190            807
The Hartford Growth Fund*................................................................          134       1,306         (1,172)
The Hartford Growth Opportunities Fund*..................................................        1,769          89          1,680
The Hartford Capital Appreciation Fund...................................................        2,422         888          1,534
The Hartford Balanced Fund...............................................................        2,748         750          1,998
The Hartford SmallCap Growth Fund........................................................          626         636            (10)
Hartford Global Equity Income Fund*......................................................           74          20             54
Hotchkis and Wiley Large Cap Value Fund..................................................           30           8             22
Lord Abbett Value Opportunities Fund.....................................................          169          15            154
PIMCO Total Return Fund..................................................................        1,634         865            769
Victory Diversified Stock Fund...........................................................          343          52            291
Invesco Comstock Fund....................................................................          130          10            120
Invesco Equity and Income Fund...........................................................          908          15            893

*    See Note I for additional information related to this Sub-Account.

     The changes in units outstanding for the period ended December 31, 2013 were as follows:


                                                                                                 UNITS       UNITS      NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED     REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------       ------    ----------    ------------
AllianceBernstein International Value Fund...............................................        1,116           24          1,092
American Funds The Growth Fund of America Fund...........................................        1,005            2          1,003
LifePath 2020 Portfolio..................................................................        1,388        2,262           (874)
LifePath 2030 Portfolio..................................................................        5,319        3,901          1,418
LifePath 2040 Portfolio..................................................................        5,133       11,593         (6,460)
LifePath Retirement Portfolio............................................................        9,446       12,961         (3,515)
Calvert Equity Portfolio.................................................................          561           14            547
Goldman Sachs Mid Cap Value Fund.........................................................        3,262        7,718         (4,456)
The Hartford Dividend and Growth Fund....................................................        6,707       51,064        (44,357)
The Hartford International Opportunities Fund............................................        2,592        2,376            216
The Hartford Small Company Fund..........................................................        3,955       13,065         (9,110)
The Hartford Healthcare Fund.............................................................        2,563        1,140          1,423
The Hartford Growth Fund.................................................................          399           60            339
The Hartford Growth Opportunities Fund...................................................        1,736            9          1,727
The Hartford Capital Appreciation Fund...................................................        6,012          642          5,370
The Hartford Balanced Fund...............................................................        7,767          990          6,777
The Hartford Money Market Fund...........................................................        1,910       41,640        (39,730)
The Hartford SmallCap Growth Fund........................................................        4,326          210          4,116
The Hartford Global Research Fund........................................................          543           64            479
Hotchkis and Wiley Large Cap Value Fund..................................................           73            1             72
Lord Abbett Value Opportunities Fund.....................................................        1,726          887            839
PIMCO Total Return Fund..................................................................        4,403       50,168        (45,765)
Victory Diversified Stock Fund...........................................................        1,009           25            984
Invesco Comstock Fund....................................................................          399       23,125        (22,726)
Invesco Equity and Income Fund...........................................................        1,543        1,061            482


--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------

     The changes in units outstanding for the period ended December 31, 2012 were as follows:


                                                                                                UNITS        UNITS      NET INCREASE
SUB-ACCOUNT                                                                                    ISSUED      REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------      -------    ----------    ------------
AllianceBernstein International Value Fund...............................................          100           29             71
American Funds The Growth Fund of America Fund...........................................           23            1             22
LifePath 2020 Portfolio..................................................................        1,291        8,024         (6,733)
LifePath 2030 Portfolio..................................................................        1,336       15,735        (14,399)
LifePath 2040 Portfolio..................................................................        3,178       12,369         (9,191)
LifePath Retirement Portfolio............................................................       14,082       84,975        (70,893)
Calvert Equity Portfolio.................................................................          278           30            248
Goldman Sachs Mid Cap Value Fund.........................................................          975           37            938
The Hartford Dividend and Growth Fund....................................................       14,562        2,748         11,814
The Hartford International Opportunities Fund............................................          558          304            254
The Hartford Small Company Fund..........................................................        5,832        1,511          4,321
The Hartford Healthcare Fund.............................................................        3,093          736          2,357
The Hartford Growth Fund.................................................................          369          131            238
The Hartford Growth Opportunities Fund...................................................          229          285            (56)
The Hartford Capital Appreciation Fund...................................................        5,192        4,000          1,192
The Hartford Balanced Fund...............................................................       10,939        1,755          9,184
The Hartford Money Market Fund...........................................................       10,705       68,646        (57,941)
The Hartford SmallCap Growth Fund........................................................          497           22            475
The Hartford Global Research Fund........................................................           70          750           (680)
Hotchkis and Wiley Large Cap Value Fund..................................................           10           --             10
Lord Abbett Small Cap Blend Fund.........................................................          165           13            152
PIMCO Total Return Fund..................................................................       12,433        2,769          9,664
Victory Diversified Stock Fund...........................................................          115            6            109
Invesco Comstock Fund....................................................................        2,185          706          1,479
Invesco Equity and Income Fund...........................................................        3,339           26          3,313

6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2014. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                          INVESTMENT
                             UNIT                                     EXPENSE               INCOME               TOTAL RETURN
                          FAIR VALUE                              RATIO LOWEST TO       RATIO LOWEST TO         RATIO LOWEST TO
      UNITS #         LOWEST TO HIGHEST #        NET ASSETS          HIGHEST*              HIGHEST**              HIGHEST***
     --------  -------------------------------  ------------  ---------------------  --------------------  -------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
2014     4,551  $  7.620533   to   $ 12.140000   $    34,748     --     to   0.50%    1.40%    to   3.50%    (9.47)%   to    (7.02)%
2013     1,381     8.196067   to     13.410000        11,748     --     to   0.50%    5.03%    to   8.08%    16.41%    to    21.45%
2012       289     6.748367   to     11.520000         2,335     --     to   0.50%    3.26%    to   4.21%    10.77%    to    13.64%
2011       218     5.938599   to     10.400000         1,645     --     to   0.50%    3.91%    to   5.06%   (23.87)%   to   (20.60)%
2010       189     7.479268   to     13.660000         1,868     --     to   0.50%    4.04%    to   4.04%     0.07%    to     2.87%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
2014     1,149    16.684687   to     16.684687        19,168   0.50%    to   0.50%    0.03%    to   0.03%     8.40%    to     8.40%
2013     1,035    15.392175   to     15.392175        15,935   0.50%    to   0.50%    0.04%    to   0.04%    32.76%    to    32.76%
2012        32    11.593823   to     11.593823           368   0.50%    to   0.50%    0.89%    to   0.89%    19.60%    to    19.60%
2011        10     9.694028   to      9.694028            99   0.50%    to   0.50%    0.36%    to   0.36%    (5.62)%   to    (5.62)%
2010        10    10.271086   to     10.271086           105   0.50%    to   0.50%    0.62%    to   0.62%    11.40%    to    11.40%


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                          INVESTMENT
                             UNIT                                     EXPENSE               INCOME               TOTAL RETURN
                          FAIR VALUE                              RATIO LOWEST TO       RATIO LOWEST TO         RATIO LOWEST TO
      UNITS #         LOWEST TO HIGHEST #        NET ASSETS          HIGHEST*              HIGHEST**              HIGHEST***
     --------  -------------------------------  ------------  ---------------------  --------------------  -------------------------
LIFEPATH 2020 PORTFOLIO(R)
2014    11,623  $ 13.684082   to   $ 13.684082   $   159,048   0.50%    to   0.50%    1.45%    to   1.45%     4.20%    to     4.20%
2013     9,606    13.132251   to     13.132251       126,153   0.50%    to   0.50%    1.35%    to   1.35%     8.91%    to     8.91%
2012    10,480    12.057710   to     12.057710       126,368   0.50%    to   0.50%    1.57%    to   1.57%    10.12%    to    10.12%
2011    17,213    10.949813   to     10.949813       188,482   0.50%    to   0.50%    1.35%    to   1.35%     0.76%    to     0.76%
2010    77,517    10.867728   to     10.867728       842,436   0.50%    to   0.50%    1.69%    to   1.69%    10.01%    to    10.01%

LIFEPATH 2030 PORTFOLIO(R)
2014     7,884    13.545775   to     14.280000       106,931     --     to   0.50%    1.45%    to   1.68%    (8.93)%   to     4.46%
2013     7,949    12.967722   to     12.967722       103,084   0.50%    to   0.50%    1.50%    to   1.50%    12.88%    to    12.88%
2012     6,531    11.488159   to     11.488159        75,029   0.50%    to   0.50%    1.30%    to   1.30%    12.19%    to    12.19%
2011    20,930    10.239911   to     10.239911       214,326   0.50%    to   0.50%    1.62%    to   1.62%    (1.36)%   to    (1.36)%
2010    25,911    10.381556   to     10.381556       268,997   0.50%    to   0.50%    1.55%    to   1.55%    10.98%    to    10.98%

LIFEPATH 2040 PORTFOLIO(R)
2014     9,142    13.372408   to     17.220000       123,263     --     to   0.50%    1.49%    to   1.58%    (9.27)%   to     4.71%
2013     5,353    12.771427   to     18.980000        69,586     --     to   0.50%    1.36%    to   1.59%     7.29%    to    16.12%
2012    11,813    10.998938   to     17.690000       131,013     --     to   0.50%    1.69%    to   1.88%     9.33%    to    13.84%
2011    21,004     9.661802   to     16.180000       203,801     --     to   0.50%    0.52%    to   1.40%    (4.66)%   to    (3.14)%
2010    39,994     9.974513   to      9.974513       398,918   0.50%    to   0.50%    1.54%    to   1.54%    11.84%    to    11.84%

LIFEPATH(R) RETIREMENT PORTFOLIO
2014    42,452     9.990000   to     14.359686       427,211     --     to   0.50%    1.56%    to   1.57%    (6.55)%   to     4.04%
2013    35,615    10.690000   to     13.802452       382,712     --     to   0.50%    1.13%    to   1.23%    (1.38)%   to     5.41%
2012    39,130    10.840000   to     13.094264       449,202     --     to   0.50%    0.99%    to   1.81%     3.24%    to     7.92%
2011   110,023    10.500000   to     12.133037     1,301,266     --     to   0.50%    2.25%    to   2.35%    (1.96)%   to     3.08%
2010    91,669    10.710000   to     11.770560     1,066,646     --     to   0.50%    2.01%    to   2.17%     6.78%    to     8.58%

CALVERT EQUITY PORTFOLIO
2014     1,874    18.306239   to     48.410000        34,873     --     to   0.50%    0.04%    to   0.04%     0.83%    to    10.49%
2013     1,693    16.568501   to     48.010000        28,787     --     to   0.50%    0.11%    to   0.15%    24.90%    to    29.77%
2012     1,146    12.767290   to     38.440000        15,406     --     to   0.50%    0.02%    to   0.02%    14.94%    to    15.33%
2011       898    11.107508   to     33.330000        10,529     --     to   0.50%      --     to     --     (6.87)%   to    (2.72)%
2010     1,446    11.418372   to     11.418372        16,516   0.50%    to   0.50%      --     to     --     16.64%    to    16.64%

GOLDMAN SACHS MID CAP VALUE FUND
2014     3,976    18.466364   to     41.250000        91,942     --     to   0.50%    0.25%    to   0.31%    (6.42)%   to    12.68%
2013     3,391    16.387748   to     44.080000        78,375     --     to   0.50%    0.07%    to   0.76%    12.94%    to    31.77%
2012     7,847    12.436203   to     39.030000       302,076     --     to   0.50%    1.00%    to   1.39%    17.00%    to    17.44%
2011     6,909    10.589143   to     33.360000       229,213     --     to   0.50%    0.41%    to   0.54%    (7.08)%   to    (7.08)%
2010        99    11.395570   to     35.900000         2,305     --     to   0.50%    0.53%    to   0.78%    23.74%    to    23.88%

THE HARTFORD DIVIDEND AND GROWTH FUND
2014    56,314    22.756165   to     25.210000     1,283,192     --     to   0.50%    1.42%    to   1.51%     1.33%    to    11.76%
2013    54,406    20.362247   to     24.880000     1,109,652     --     to   0.50%    1.15%    to   1.51%    20.72%    to    30.27%
2012    98,763    15.630477   to     20.610000     1,794,043     --     to   0.50%    1.73%    to   1.75%     9.22%    to    12.43%
2011    86,949    13.901886   to     18.870000     1,434,990     --     to   0.50%    1.53%    to   3.21%    (0.68)%   to     0.36%
2010    42,327    13.852075   to     19.000000       595,339     --     to   0.50%    1.42%    to   1.42%    11.05%    to    12.04%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
2014     3,950    13.417429   to     14.560000        53,304     --     to   0.50%    1.23%    to   1.28%   (16.23)%   to    (4.95)%
2013     2,842    14.116244   to     17.380000        40,730     --     to   0.50%    1.21%    to   1.57%    15.18%    to    19.70%
2012     2,626    11.793397   to     15.090000        31,348     --     to   0.50%    1.28%    to   1.52%    17.71%    to    18.46%
2011     2,372     9.955740   to     12.820000        23,817     --     to   0.50%    0.39%    to   1.48%   (14.87)%   to   (14.28)%
2010     8,661    11.613666   to     15.060000       100,674     --     to   0.50%    0.59%    to   0.66%    13.75%    to    13.85%




--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------

                                                                                          INVESTMENT
                             UNIT                                     EXPENSE               INCOME               TOTAL RETURN
                          FAIR VALUE                              RATIO LOWEST TO       RATIO LOWEST TO         RATIO LOWEST TO
      UNITS #         LOWEST TO HIGHEST #        NET ASSETS          HIGHEST*              HIGHEST**              HIGHEST***
     --------  -------------------------------  ------------  ---------------------  --------------------  -------------------------
THE HARTFORD SMALL COMPANY FUND
2014    21,895  $ 20.970000   to   $ 24.131225   $   522,915     --     to   0.50%      --     to     --    (11.56)%   to     5.84%
2013    21,655    22.799066   to     23.710000       495,404     --     to   0.50%      --     to     --     27.61%    to    42.65%
2012    30,765    15.982516   to     18.580000       525,734     --     to   0.50%      --     to     --      6.78%    to    14.35%
2011    26,444    13.977265   to     17.400000       407,299     --     to   0.50%      --     to     --     (9.94)%   to    (5.21)%
2010    16,453    14.745678   to     19.320000       246,535     --     to   0.50%      --     to     --     22.44%    to    23.06%

THE HARTFORD HEALTHCARE FUND
2014    19,991    30.687014   to     30.687014       613,472   0.50%    to   0.50%      --     to     --     25.80%    to    25.80%
2013    19,184    24.393476   to     24.393476       467,954   0.50%    to   0.50%      --     to     --     48.69%    to    48.69%
2012    17,761    16.405828   to     16.405828       291,387   0.50%    to   0.50%      --     to     --     19.15%    to    19.15%
2011    15,404    13.768490   to     13.768490       212,089   0.50%    to   0.50%      --     to     --      7.17%    to     7.17%
2010    13,700    12.847386   to     15.700000       176,011   0.50%    to   0.50%      --     to     --      5.84%    to     6.37%

THE HARTFORD GROWTH OPPORTUNITIES FUND+
2014     4,108    18.185987   to     37.120000        79,508     --     to   0.50%      --     to     --     (6.43)%   to    12.90%
2013     2,428    16.108494   to     39.670000        40,633     --     to   0.50%      --     to     --     29.60%    to    34.08%
2012       701    12.013827   to     30.610000         9,148     --     to   0.50%      --     to     --     25.60%    to    26.23%
2011       757     9.565319   to      9.565319         7,244   0.50%    to   0.50%      --     to     --     (9.87)%   to    (9.87)%
2010     7,609    10.612310   to     10.612310        80,749   0.50%    to   0.50%      --     to     --     16.37%    to    16.37%

THE HARTFORD CAPITAL APPRECIATION FUND
2014    35,592    22.367386   to     37.090000       820,142     --     to   0.50%    0.39%    to   0.40%   (20.53)%   to     6.80%
2013    34,058    20.944047   to     46.670000       741,218     --     to   0.50%    0.29%    to   0.30%    35.67%    to    40.96%
2012    28,688    14.858002   to     34.400000       433,168     --     to   0.50%    0.20%    to   0.78%    19.36%    to    19.57%
2011    27,496    12.426662   to     28.820000       371,846     --     to   0.50%    1.28%    to   1.46%   (16.78)%   to   (15.67)%
2010    32,221    14.735171   to     34.630000       528,316     --     to   0.50%      --     to     --     12.31%    to    12.88%

THE HARTFORD BALANCED FUND
2014    57,277    18.071605   to     20.850000     1,035,658     --     to   0.50%    1.18%    to   1.18%     8.31%    to     9.03%
2013    55,279    16.575444   to     19.250000       916,704     --     to   0.50%    1.19%    to   1.23%    18.90%    to    19.68%
2012    48,502    13.850325   to     16.190000       671,990     --     to   0.50%    1.12%    to   1.51%     9.61%    to    10.66%
2011    39,318    12.516328   to     14.770000       492,474     --     to   0.50%    0.71%    to   1.36%       --     to     0.83%
2010    33,916    12.413183   to     14.770000       423,733     --     to   0.50%    1.28%    to   1.28%    10.47%    to    11.29%

THE HARTFORD SMALLCAP GROWTH FUND
2014     5,470    18.234947   to     48.770000       103,051     --     to   0.50%      --     to     --      2.09%    to     6.17%
2013     5,480    17.174630   to     47.770000        95,745     --     to   0.50%      --     to     --     33.85%    to    43.20%
2012     1,364    11.993729   to     35.690000        19,505     --     to   0.50%      --     to     --     15.79%    to    16.37%
2011       889    10.358380   to     30.670000        11,906     --     to   0.50%      --     to     --     (0.56)%   to    (0.07)%
2010     2,817    10.417131   to     30.690000        31,531     --     to   0.50%      --     to     --     33.58%    to    34.25%

HARTFORD GLOBAL EQUITY INCOME FUND+
2014       779    11.050000   to     24.196000        14,570     --     to   0.50%    0.61%    to   0.65%    (2.64)%   to     1.99%
2013       725    11.350000   to     23.724999        13,767     --     to   0.50%    0.45%    to   0.61%    17.13%    to    27.60%
2012       246     9.690000   to     18.592772         2,693     --     to   0.50%    0.63%    to   3.72%    15.63%    to    17.21%
2011       926     8.380000   to      8.380000         7,761     --     to     --     0.24%    to   0.24%   (16.03)%   to   (16.03)%
2010       975     9.980000   to      9.980000         9,728     --     to     --     0.72%    to   0.72%    14.71%    to    14.71%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
2014       104    19.070795   to     19.070795         1,992   0.50%    to   0.50%    2.75%    to   2.75%    12.62%    to    12.62%
2013        82    16.933017   to     16.933017         1,387   0.50%    to   0.50%    1.84%    to   1.84%    38.86%    to    38.86%
2012        10    12.194707   to     12.194707           122   0.50%    to   0.50%    1.62%    to   1.62%    17.89%    to    17.89%

LORD ABBETT VALUE OPPORTUNITIES FUND
2014     1,714    12.005669   to     19.570000        22,158     --     to   0.50%      --     to     --     (5.00)%   to     8.57%
2013     1,560    11.058042   to     20.600000        18,981     --     to   0.50%      --     to     --      1.18%    to    10.58%


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT TWELVE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                           INVESTMENT
                              UNIT                                     EXPENSE               INCOME              TOTAL RETURN
                           FAIR VALUE                              RATIO LOWEST TO       RATIO LOWEST TO        RATIO LOWEST TO
       UNITS #         LOWEST TO HIGHEST #        NET ASSETS          HIGHEST*              HIGHEST**             HIGHEST***
      --------  -------------------------------  ------------  ---------------------  --------------------  ------------------------
PIMCO TOTAL RETURN FUND
2014      6,669  $ 10.660000   to   $ 16.169560   $   102,851     --     to   0.50%    3.69%    to   3.94%    (0.28)%   to    3.77%
2013      5,900    10.690000   to     15.582599        84,751     --     to   0.50%    2.01%    to   2.19%    (4.89)%   to   (2.79)%
2012     51,665    11.240000   to     16.030006       589,107     --     to   0.50%    3.96%    to   4.01%     3.40%    to    9.40%
2011     42,001    10.870000   to     14.653042       470,092     --     to   0.50%    3.20%    to   7.56%     0.18%    to    3.23%
2010      5,882    10.850000   to     14.194094        82,649     --     to   0.50%    0.69%    to   2.75%     0.46%    to    7.86%

VICTORY DIVERSIFIED STOCK FUND
2014      1,624    16.560193   to     20.640000        27,745     --     to   0.50%    0.92%    to   0.95%    (5.41)%   to    9.58%
2013      1,333    15.113015   to     21.820000        21,504     --     to   0.50%    0.80%    to   0.98%    31.05%    to   33.79%
2012        349    11.296444   to     16.650000         5,093     --     to   0.50%    1.20%    to   1.38%    15.15%    to   15.86%
2011        240     9.749757   to     14.460000         3,140     --     to   0.50%    0.61%    to   0.87%    (7.37)%   to   (7.04)%
2010      1,274    10.487952   to     10.487952        13,360   0.50%    to   0.50%    0.99%    to   0.99%    12.19%    to   12.19%

INVESCO COMSTOCK FUND
2014        643    17.139049   to     25.520000        11,473     --     to   0.50%    1.66%    to   1.69%     7.36%    to    8.58%
2013        523    15.785020   to     23.770000         8,629     --     to   0.50%    1.16%    to   1.37%    33.46%    to   34.57%
2012     23,249    11.730098   to     17.810000       412,216     --     to   0.50%    1.57%    to   1.59%    17.09%    to   18.31%
2011     21,770     9.914996   to     15.210000       327,181     --     to   0.50%    0.36%    to   1.19%    (3.31)%   to   (2.46)%
2010      4,784    10.165031   to     10.165031        48,627   0.50%    to   0.50%    1.48%    to   1.48%    15.03%    to   15.03%

INVESCO EQUITY AND INCOME FUND
2014      9,602    10.360000   to     17.109411       147,796     --     to   0.50%    2.63%    to   2.68%    (2.81)%   to    8.53%
2013      8,709    10.660000   to     15.765276       126,301     --     to   0.50%    1.93%    to   2.02%    16.00%    to   24.34%
2012      8,227     9.190000   to     12.679331        94,056     --     to   0.50%    1.76%    to   2.23%    10.46%    to   12.32%
2011      4,914    11.288512   to     11.288512        55,475   0.50%    to   0.50%    2.10%    to   2.10%    (1.73)%   to   (1.73)%
2010      1,513    11.486684   to     11.486684        17,378   0.50%    to   0.50%    2.03%    to   2.03%    11.83%    to   11.83%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

7.   SUBSEQUENT EVENTS:

     Management has evaluated events subsequent to December 31, 2014 and through the financial statement issuance date of April 28, 2015, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                    SA-52

                                    PART II

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(1) Resolution of the Board of Directors of Hartford authorizing the establishment of the Separate Account (1)
(2)    Not Applicable
(3)    (a)    Principal Underwriter Agreement (2)
       (b)    Form of Sales Agreement (2)
(4)    Not Applicable
(5)    Form of Group Variable Funding Agreement (1)
(6)    (a)    Articles of Incorporation of Hartford (3)
       (b)    Amended and Restated Bylaws of Hartford (4)
(7)    Not Applicable
(8)    Not Applicable
(9)    (a)    Form of Participation Agreement (1)
(9)    (b)    Reinsurance Agreement (2)
(10)   Not Applicable
(11)   Not Applicable
(12) Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account Twelve.
(13)   (a)    Consent of Deloitte & Touche LLP
       (b)    Consent of Deloitte & Touche LLP
       (c)    Consent of KPMG LLP
(14)   Copy of Power of Attorney

------------

(1) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-114401, filed on April 28, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-114404, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Christopher S. Conner                Chief Compliance Officer of Separate Accounts
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution and Vice President
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Filed herewith.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Edward K. Duch III                   Assistant Secretary                                   *
Michael Fanning                      Member Representative,
                                     MassMutual Holding LLC                                *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Nathan L. Hall                       Chief Financial Officer                               **
                                     Treasurer
Barbara Upton                        Chief Compliance Officer                              **
                                     Assistant Vice President
                                     Continuing Education Officer
                                     Chief Compliance Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Chief Executive Officer                               **
                                     President
Alyssa O'Connor                      Assistant Secretary                                   *
Aruna Hobbs                          Vice President                                        **
Tina Wilson                          Vice President                                        **
Michael Fanning                      Member Representative,                                *
                                     Massachusetts Mutual
                                     Life Insurance Company


------------

*   Address: 1295 State Street, Springfield, MA 01111-0001

**  Address: 100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part I of this registration statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Agreement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of April, 2017.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWELVE
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the               Attorney-In-Fact
       Board*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
Matthew J. Poznar, Senior Vice President, Director* *By:   /s/ Sadie R. Gordon
                                                           -----------------------------------
Robert W. Paiano, Senior Vice President,                   Sadie R. Gordon
 Treasurer, Director*                                      Attorney-in-Fact
Peter F. Sannizzaro, Chief Accounting Officer,      Date:  April 28, 2017
 Chief Financial Officer, Senior Vice President*

333-114404

                                 EXHIBIT INDEX

      (1)  Organizational Chart.
      (2)  Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life
           Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account Twelve.
      (3)  (a)  Consent of Deloitte & Touche LLP.
           (b)  Consent of Deloitte & Touche LLP.
           (c)  Consent of KPMG LLP.
      (4)  Copy of Power of Attorney.